UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250 Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 407-5500

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

BRINKER CAPITAL DESTINATIONS TRUST

Destinations Large Cap Equity Fund

Destinations Small-Mid Cap Equity Fund

Destinations International Equity Fund

Destinations Equity Income Fund

Destinations Real Assets Fund

Destinations Core Fixed Income Fund

Destinations Low Duration Fixed Income Fund

Destinations Global Fixed Income Opportunities Fund

Destinations Municipal Fixed Income Fund

Destinations Multi Strategy Alternatives Fund

FORM N-Q

November 30, 2017

Schedules of Investments

November 30, 2017

(unaudited)

Destinations Large Cap Equity Fund

Face Amount/Units	Security	Value
CORPORATE BOND & NOTE - 0.1%
Consumer Cyclical - 0.1%
$ 513,579	Caesars Entertainment Corp., Senior Unsecured Notes, 5.000% due 10/1/24	$1,034,541

	TOTAL CORPORATE BOND & NOTE (Cost - $870,403)	1,034,541

Shares/Units
COMMON STOCKS - 96.8%
BASIC MATERIALS - 1.6%
Chemicals - 1.5%
36,766	Agrium Inc.(a)	4,042,054
8,097	Air Products & Chemicals Inc.	1,320,135
4,184	Albemarle Corp.	561,995
8,564	CF Industries Holdings Inc.	320,893
381,035	DowDuPont Inc.*	27,419,279
5,443	Eastman Chemical Co.	502,770
4,985	FMC Corp.	470,584
2,936	International Flavors & Fragrances Inc.	456,372
12,272	LyondellBasell Industries NV, Class A Shares	1,284,878
16,306	Monsanto Co.	1,929,652
13,265	Mosaic Co.	322,207
9,565	PPG Industries Inc.	1,117,670
10,606	Praxair Inc.	1,632,475
3,019	Sherwin-Williams Co.	1,205,849

	Total Chemicals	42,586,813

Forest Products & Paper - 0.0%
15,288	International Paper Co.	865,454

Iron/Steel - 0.0%
11,842	Nucor Corp.	680,915

Mining - 0.1%
49,518	Freeport-McMoRan Inc.*	689,290
19,734	Newmont Mining Corp.	729,961

	Total Mining	1,419,251

	TOTAL BASIC MATERIALS	45,552,433

COMMUNICATIONS - 15.5%
Advertising - 0.0%
14,670	Interpublic Group of Cos., Inc.	290,173
8,708	Omnicom Group Inc.	622,099

	Total Advertising	912,272

Internet - 10.1%
147,952	Alibaba Group Holding Ltd., ADR*	26,199,340
25,788	Alphabet Inc., Class A Shares*	26,720,752
29,928	Alphabet Inc., Class C Shares*	30,568,758
62,389	Amazon.com Inc.*	73,416,256
37,615	eBay Inc.*	1,304,112
4,481	Expedia Inc.	548,922
2,448	F5 Networks Inc.*	328,522
324,285	Facebook Inc., Class A Shares*	57,456,816
31,477	MercadoLibre Inc.	8,660,582
36,904	Netflix Inc.*	6,922,453
21,109	Priceline Group Inc.*	36,723,538

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATIONS - 15.5% - (continued)
Internet - 10.1% - (continued)
206,459	Symantec Corp.	$5,981,117
90,800	Tencent Holdings Ltd.	4,627,137
4,285	TripAdvisor Inc.*	148,347
3,200	VeriSign Inc.*(a)	368,320

	Total Internet	279,974,972

Media - 1.6%
13,811	CBS Corp., Class B Shares	774,245
18,245	Charter Communications Inc., Class A Shares*	5,951,701
572,079	Comcast Corp., Class A Shares	21,475,846
5,611	Discovery Communications Inc., Class A Shares*	106,721
8,074	Discovery Communications Inc., Class C Shares*	145,978
8,547	DISH Network Corp., Class A Shares*	432,906
15,076	News Corp., Class A Shares	243,628
3,538	News Corp., Class B Shares	58,023
3,510	Scripps Networks Interactive Inc., Class A Shares	287,259
28,943	Time Warner Inc.	2,648,574
202,664	Twenty-First Century Fox Inc., Class A Shares, ADR	6,473,088
18,589	Twenty-First Century Fox Inc., Class B Shares	579,048
13,291	Viacom Inc., Class B Shares	376,401
57,865	Walt Disney Co.	6,065,409

	Total Media	45,618,827

Telecommunications - 3.8%
882,157	AT&T Inc.	32,092,872
36,129	CenturyLink Inc.	527,122
1,100,838	Cisco Systems Inc.	41,061,257
174,039	Deutsche Telekom AG, ADR(a)	3,097,894
14,183	Juniper Networks Inc.	393,720
6,127	Motorola Solutions Inc.	576,612
881,426	Nokia OYJ, ADR	4,415,944
39,100	T-Mobile US Inc.*	2,387,837
380,836	Verizon Communications Inc.	19,380,744

	Total Telecommunications	103,934,002

	TOTAL COMMUNICATIONS	430,440,073

CONSUMER CYCLICAL - 8.6%
Airlines - 0.4%
4,583	Alaska Air Group Inc.	317,006
131,950	American Airlines Group Inc.	6,662,156
24,972	Delta Air Lines Inc.	1,321,518
20,645	Southwest Airlines Co.	1,252,532
40,865	United Continental Holdings Inc.*	2,587,572

	Total Airlines	12,140,784

Apparel - 0.6%
13,606	Hanesbrands Inc.(a)	284,229
5,733	Michael Kors Holdings Ltd.*	335,037
252,655	NIKE Inc., Class B Shares	15,265,415
1,952	Ralph Lauren Corp., Class A Shares	185,733
6,619	Under Armour Inc., Class A Shares*(a)	87,967
6,812	Under Armour Inc., Class C Shares*(a)	81,267
12,067	VF Corp.	880,408

	Total Apparel	17,120,056

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.6% - (continued)
Auto Manufacturers - 0.5%
29,269	Ferrari NV	$3,178,613
145,203	Ford Motor Co.	1,817,942
49,170	General Motors Co.	2,118,735
13,061	PACCAR Inc.	918,580
16,944	Tesla Inc.*(a)	5,233,155

	Total Auto Manufacturers	13,267,025

Auto Parts & Equipment - 0.1%
7,555	BorgWarner Inc.	420,662
27,047	Delphi Automotive PLC	2,831,010
9,529	Goodyear Tire & Rubber Co.	308,454

	Total Auto Parts & Equipment	3,560,126

Distribution/Wholesale - 0.1%
10,668	Fastenal Co.	558,897
11,765	LKQ Corp.*	463,776
2,013	WW Grainger Inc.	445,497

	Total Distribution/Wholesale	1,468,170

Entertainment - 0.2%
316,812	Regal Entertainment Group, Class A Shares(a)	6,402,770

Home Builders - 0.4%
12,577	DR Horton Inc.	641,427
139,822	Lennar Corp., Class A Shares	8,778,025
2,689	Lennar Corp., Class B Shares	138,000
10,503	PulteGroup Inc.	358,467

	Total Home Builders	9,915,919

Home Furnishings - 0.0%
4,896	Leggett & Platt Inc.	236,183
2,762	Whirlpool Corp.	465,590

	Total Home Furnishings	701,773

Housewares - 0.0%
17,912	Newell Brands Inc.	554,735

Leisure Time - 0.3%
92,981	Carnival Corp.	6,103,273
6,589	Harley-Davidson Inc.	330,768
6,671	Norwegian Cruise Line Holdings Ltd.*	361,301
6,451	Royal Caribbean Cruises Ltd.	799,150

	Total Leisure Time	7,594,492

Lodging - 0.3%
208,617	Caesars Entertainment Corp.*	2,764,175
7,617	Hilton Worldwide Holdings Inc.	590,775
22,067	Marriott International Inc., Class A Shares	2,802,509
53,208	MGM Resorts International	1,815,457
3,834	Wyndham Worldwide Corp.	430,903
2,968	Wynn Resorts Ltd.	469,182

	Total Lodging	8,873,001

Retail - 5.7%
2,745	Advance Auto Parts Inc.	277,245
1,058	AutoZone Inc.*	726,592
9,785	Best Buy Co., Inc.	583,284
6,945	CarMax Inc.*	478,580
1,070	Chipotle Mexican Grill Inc., Class A Shares*	325,697

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.6% - (continued)
Retail - 5.7% - (continued)
74,111	Costco Wholesale Corp.	$13,668,292
189,826	CVS Health Corp.	14,540,672
4,607	Darden Restaurants Inc.	388,462
27,667	Dollar General Corp.	2,436,909
135,709	Dollar Tree Inc.*	13,945,457
8,594	Dollarama Inc.	1,050,463
33,865	Domino’s Pizza Inc.	6,304,308
5,039	Foot Locker Inc.	215,871
7,982	Gap Inc.	257,898
5,526	Genuine Parts Co.	513,752
50,069	Home Depot Inc.	9,003,408
6,463	Kohl’s Corp.	310,030
8,886	L Brands Inc.	498,238
171,087	Lowe’s Cos., Inc.	14,263,523
11,684	Macy’s Inc.	278,079
30,351	McDonald’s Corp.	5,219,462
4,167	Nordstrom Inc.	189,390
3,404	O’Reilly Automotive Inc.*	804,059
2,848	PVH Corp.	383,198
40,237	Restaurant Brands International Inc.	2,522,458
14,581	Ross Stores Inc.	1,108,594
2,663	Signet Jewelers Ltd.(a)	139,248
300,006	Starbucks Corp.	17,346,347
275,338	Tapestry Inc.	11,478,841
20,635	Target Corp.	1,236,036
4,003	Tiffany & Co.	378,284
23,966	TJX Cos., Inc.	1,810,631
112,538	Tractor Supply Co.	7,679,593
45,107	Ulta Beauty Inc.*	10,000,673
32,553	Walgreens Boots Alliance Inc.	2,368,556
55,049	Wal-Mart Stores Inc.	5,352,414
92,063	Yum China Holdings Inc.	3,758,932
60,026	Yum! Brands Inc.	5,010,370

	Total Retail	156,853,846

Textiles - 0.0%
2,375	Mohawk Industries Inc.*	671,199

Toys/Games/Hobbies - 0.0%
4,141	Hasbro Inc.	385,196
13,085	Mattel Inc.(a)	238,801

	Total Toys/Games/Hobbies	623,997

	TOTAL CONSUMER CYCLICAL	239,747,893

CONSUMER NON-CYCLICAL - 21.1%
Agriculture - 1.1%
72,126	Altria Group Inc.	4,892,307
294,906	Archer-Daniels-Midland Co.	11,760,851
38,181	British American Tobacco PLC	2,421,211
106,965	Philip Morris International Inc.	10,990,654

	Total Agriculture	30,065,023

Beverages - 1.3%
7,341	Brown-Forman Corp., Class B Shares	438,992

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 21.1% - (continued)
Beverages - 1.3% - (continued)
143,916	Coca-Cola Co.	$6,587,035
6,416	Constellation Brands Inc., Class A Shares	1,396,057
6,800	Dr Pepper Snapple Group Inc.	613,292
6,834	Molson Coors Brewing Co., Class B Shares	533,735
176,365	Monster Beverage Corp.*	11,052,795
131,127	PepsiCo Inc.	15,278,918

	Total Beverages	35,900,824

Biotechnology - 3.7%
164,078	Alexion Pharmaceuticals Inc.*	18,017,405
11,552	Alnylam Pharmaceuticals Inc.*	1,554,206
27,381	Amgen Inc.	4,809,747
37,607	Biogen Inc.*	12,115,847
127,150	Celgene Corp.*	12,820,535
212,314	Gilead Sciences Inc.	15,876,841
56,514	Illumina Inc.*	12,999,915
28,385	Incyte Corp.*	2,809,831
2,828	Regeneron Pharmaceuticals Inc.*	1,023,340
134,603	Vertex Pharmaceuticals Inc.*	19,421,867

	Total Biotechnology	101,449,534

Commercial Services - 1.6%
16,685	Automatic Data Processing Inc.	1,909,765
3,202	Cintas Corp.	504,123
9,762	Ecolab Inc.	1,326,851
35,777	Equifax Inc.	4,082,871
3,319	Gartner Inc.*	401,234
5,645	Global Payments Inc.	567,661
7,538	H&R Block Inc.	197,345
13,619	IHS Markit Ltd.*	607,680
6,167	Moody’s Corp.	936,274
118,280	New Oriental Education & Technology Group Inc., ADR	10,037,241
12,398	Nielsen Holdings PLC	455,254
165,902	PayPal Holdings Inc.*	12,563,758
5,483	Quanta Services Inc.*	207,806
4,843	Robert Half International Inc.	276,245
9,607	S&P Global Inc.	1,589,766
6,305	Total System Services Inc.	468,840
57,617	TransUnion*	3,198,896
3,168	United Rentals Inc.*	505,233
57,414	Vantiv Inc., Class A Shares*	4,306,050
5,733	Verisk Analytics Inc., Class A Shares*	552,776
17,240	Western Union Co.	339,456

	Total Commercial Services	45,035,125

Cosmetics/Personal Care - 0.9%
32,816	Colgate-Palmolive Co.	2,377,519
17,340	Coty Inc., Class A Shares	298,768
8,254	Estee Lauder Cos., Inc., Class A Shares	1,030,347
192,800	Procter & Gamble Co.	17,350,072
77,533	Unilever NV, Class NY Registered Shares, ADR	4,476,756

	Total Cosmetics/Personal Care	25,533,462

Food - 1.0%
7,177	Campbell Soup Co.	353,826

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 21.1% - (continued)
Food - 1.0% - (continued)
15,382	Conagra Brands Inc.	$574,210
21,548	General Mills Inc.	1,218,755
5,221	Hershey Co.	579,166
10,156	Hormel Foods Corp.	370,186
22,653	JM Smucker Co.	2,642,925
9,387	Kellogg Co.	621,044
50,779	Kraft Heinz Co.	4,131,887
33,818	Kroger Co.	874,533
4,458	McCormick & Co., Inc.	455,518
376,873	Mondelez International Inc., Class A Shares	16,182,927
18,467	Sysco Corp.	1,066,100
10,666	Tyson Foods Inc., Class A Shares	877,279

	Total Food	29,948,356

Healthcare-Products - 2.8%
269,437	Abbott Laboratories	15,188,164
2,831	Align Technology Inc.*	738,551
18,793	Baxter International Inc.	1,231,505
43,128	Becton Dickinson & Co.	9,842,241
51,248	Boston Scientific Corp.*	1,346,797
1,820	Cooper Cos., Inc.	438,948
2,679	CR Bard Inc.	899,983
46,519	Danaher Corp.	4,389,533
8,647	DENTSPLY SIRONA Inc.	579,436
93,870	Edwards Lifesciences Corp.*	11,001,564
5,888	Henry Schein Inc.*	420,698
10,383	Hologic Inc.*	433,179
3,272	IDEXX Laboratories Inc.*	511,774
23,055	Intuitive Surgical Inc.*	9,216,928
94,662	Medtronic PLC	7,774,590
2,947	Patterson Cos., Inc.	107,713
5,290	ResMed Inc.	451,766
55,360	Stryker Corp.	8,636,160
15,004	Thermo Fisher Scientific Inc.	2,892,171
3,442	Varian Medical Systems Inc.*	384,643
7,473	Zimmer Biomet Holdings Inc.	875,088

	Total Healthcare-Products	77,361,432

Healthcare-Services - 2.6%
24,101	Aetna Inc.	4,342,518
31,731	Anthem Inc.	7,455,516
25,743	Centene Corp.*	2,628,103
32,667	Cigna Corp.	6,916,584
5,787	DaVita Inc.*	353,354
4,299	Envision Healthcare Corp.*	137,267
13,992	HCA Healthcare Inc.*	1,189,320
16,396	Humana Inc.	4,277,060
5,682	IQVIA Holdings Inc.*	579,621
3,860	Laboratory Corp. of America Holdings*	610,922
122,012	Quest Diagnostics Inc.	12,013,302
126,619	UnitedHealth Group Inc.	28,890,657
3,319	Universal Health Services Inc., Class B Shares	359,614

	Total Healthcare-Services	69,753,838

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 21.1% - (continued)
Household Products/Wares - 0.1%
3,246	Avery Dennison Corp.	$370,433
9,442	Church & Dwight Co., Inc.	444,624
4,762	Clorox Co.	663,299
13,228	Kimberly-Clark Corp.	1,584,185

	Total Household Products/Wares	3,062,541

Pharmaceuticals - 6.0%
59,763	AbbVie Inc.	5,792,230
12,535	Allergan PLC	2,178,959
6,199	AmerisourceBergen Corp., Class A Shares	525,799
333,393	Bristol-Myers Squibb Co.	21,067,104
276,222	Cardinal Health Inc.	16,349,580
36,112	Eli Lilly & Co.	3,056,520
197,234	Express Scripts Holding Co.*	12,855,712
226,960	Johnson & Johnson	31,622,337
7,885	McKesson Corp.	1,164,930
542,402	Merck & Co., Inc.	29,978,558
20,105	Mylan NV*	734,436
103,493	Novartis AG, ADR	8,879,699
5,328	Perrigo Co. PLC	464,655
528,635	Pfizer Inc.	19,168,305
52,770	Shire PLC, ADR	7,849,537
32,120	Zoetis Inc., Class A Shares	2,321,955

	Total Pharmaceuticals	164,010,316

	TOTAL CONSUMER NON-CYCLICAL	582,120,451

DIVERSIFIED - 0.0%
Holding Companies - 0.0%
12,230	Leucadia National Corp.	321,771

ENERGY - 6.0%
Oil & Gas - 4.4%
20,792	Anadarko Petroleum Corp.	999,887
5,620	Andeavor	592,741
14,118	Apache Corp.	590,556
17,678	Cabot Oil & Gas Corp.	511,778
34,044	Chesapeake Energy Corp.*	138,559
299,579	Chevron Corp.	35,646,905
3,545	Cimarex Energy Co.	411,610
5,518	Concho Resources Inc.*	771,748
277,766	ConocoPhillips	14,132,734
19,498	Devon Energy Corp.	751,258
21,649	EOG Resources Inc.	2,215,126
8,987	EQT Corp.	535,625
203,147	Exxon Mobil Corp.	16,920,114
3,970	Helmerich & Payne Inc.(a)	232,563
9,930	Hess Corp.	455,588
779,475	Marathon Oil Corp.	11,567,409
19,338	Marathon Petroleum Corp.	1,211,139
7,231	Newfield Exploration Co.*	223,655
18,241	Noble Energy Inc.	479,738
199,210	Occidental Petroleum Corp.	14,044,305
16,402	Phillips 66	1,600,179

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 6.0% - (continued)
Oil & Gas - 4.4% - (continued)
59,339	Pioneer Natural Resources Co.	$9,259,258
8,465	Range Resources Corp.	152,539
110,568	Royal Dutch Shell PLC, Class A Shares, ADR	7,089,620
16,769	Valero Energy Corp.	1,435,762

	Total Oil & Gas	121,970,396

Oil & Gas Services - 1.5%
249,682	Baker Hughes a GE Co.	7,423,046
381,037	Halliburton Co.	15,919,726
14,407	National Oilwell Varco Inc.	483,355
264,533	Schlumberger Ltd.	16,625,899
17,552	TechnipFMC PLC	502,689

	Total Oil & Gas Services	40,954,715

Pipelines - 0.1%
71,378	Kinder Morgan Inc.	1,229,843
14,149	ONEOK Inc.	734,333
30,689	Williams Cos., Inc.	891,515

	Total Pipelines	2,855,691

	TOTAL ENERGY	165,780,802

FINANCIAL - 17.1%
Banks - 6.6%
539,672	Bank of America Corp.	15,202,560
245,820	Bank of New York Mellon Corp.	13,456,187
270,441	BB&T Corp.	13,365,194
18,045	Capital One Financial Corp.	1,660,140
344,855	Citigroup Inc.	26,036,552
18,942	Citizens Financial Group Inc.	770,940
6,530	Comerica Inc.	544,014
27,821	Fifth Third Bancorp	848,819
101,210	First Republic Bank	9,669,604
36,447	Goldman Sachs Group Inc.	9,025,735
40,972	Huntington Bancshares Inc.	589,997
358,384	JPMorgan Chase & Co.	37,458,296
40,630	KeyCorp	771,157
5,735	M&T Bank Corp.	968,928
173,172	Morgan Stanley	8,937,407
7,995	Northern Trust Corp.	781,751
18,079	PNC Financial Services Group Inc.	2,541,184
44,741	Regions Financial Corp.	742,253
19,941	Signature Bank*	2,737,501
162,801	State Street Corp.	15,523,075
18,259	SunTrust Banks Inc.	1,125,302
59,213	US Bancorp	3,265,597
167,487	Wells Fargo & Co.	9,457,991
168,257	Zions Bancorporation	8,337,134

	Total Banks	183,817,318

Diversified Financial Services - 4.3%
2,135	Affiliated Managers Group Inc.	424,160
2,076	Alliance Data Systems Corp.	496,725
27,930	American Express Co.	2,729,040
5,726	Ameriprise Financial Inc.	934,655

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 17.1% - (continued)
Diversified Financial Services - 4.3% - (continued)
4,647	BlackRock Inc., Class A Shares	$2,329,030
4,228	Cboe Global Markets Inc.	521,862
261,683	Charles Schwab Corp.	12,767,514
12,641	CME Group Inc., Class A Shares	1,890,335
14,060	Discover Financial Services	992,636
10,304	E*TRADE Financial Corp.*	496,034
12,954	Franklin Resources Inc.	561,556
348,888	Intercontinental Exchange Inc.	24,928,048
179,958	Invesco Ltd.	6,509,081
92,024	Mastercard Inc., Class A Shares	13,846,851
4,165	Nasdaq Inc.	329,701
11,623	Navient Corp.	146,566
4,810	Raymond James Financial Inc.	424,723
276,678	Synchrony Financial	9,929,973
9,044	T Rowe Price Group Inc.	930,809
94,200	TD Ameritrade Holding Corp.	4,820,214
284,035	Visa Inc., Class A Shares	31,979,501

	Total Diversified Financial Services	117,989,014

Equity Real Estate Investment Trusts (REITs) - 2.0%
3,520	Alexandria Real Estate Equities Inc.	447,251
43,990	American Tower Corp.	6,331,481
5,735	Apartment Investment & Management Co., Class A Shares	252,856
5,177	AvalonBay Communities Inc.	938,745
5,701	Boston Properties Inc.	714,792
92,203	Crown Castle International Corp.	10,418,939
7,671	Digital Realty Trust Inc.	895,206
13,257	Duke Realty Corp.	372,919
5,121	Equinix Inc.	2,378,653
170,843	Equity Residential	11,415,729
2,435	Essex Property Trust Inc.	601,421
4,715	Extra Space Storage Inc.	402,472
2,721	Federal Realty Investment Trust	359,743
23,477	GGP Inc.	551,709
17,271	HCP Inc.	456,646
28,052	Host Hotels & Resorts Inc.	555,149
9,912	Iron Mountain Inc.	405,104
181,486	Kimco Realty Corp.	3,361,121
4,378	Macerich Co.	283,476
4,188	Mid-America Apartment Communities Inc.	429,019
19,643	Prologis Inc.	1,300,956
5,542	Public Storage	1,181,111
9,999	Realty Income Corp.	552,945
5,507	Regency Centers Corp.	373,430
4,516	SBA Communications Corp., Class A Shares*	766,591
47,071	Simon Property Group Inc.	7,613,734
3,735	SL Green Realty Corp.	381,829
9,906	UDR Inc.	389,603
13,123	Ventas Inc.	840,003
6,403	Vornado Realty Trust	497,001
13,794	Welltower Inc.	930,543

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 17.1% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.0% - (continued)
27,817	Weyerhaeuser Co.	$984,165

	Total Equity Real Estate Investment Trusts (REITs)	57,384,342

Insurance - 3.5%
14,741	Aflac Inc.	1,291,901
130,648	Allstate Corp.	13,412,324
73,069	American International Group Inc.	4,381,217
9,755	Aon PLC	1,367,846
6,668	Arthur J Gallagher & Co.	438,954
2,003	Assurant Inc.	202,043
171,793	Berkshire Hathaway Inc., Class B Shares*	33,157,767
3,674	Brighthouse Financial Inc.*	215,994
38,000	Chubb Ltd.	5,780,180
5,572	Cincinnati Financial Corp.	416,395
1,543	Everest Re Group Ltd.	338,843
13,882	Hartford Financial Services Group Inc.	797,382
8,371	Lincoln National Corp.	640,800
10,267	Loews Corp.	516,225
150,531	Marsh & McLennan Cos., Inc.	12,634,067
236,217	MetLife Inc.	12,680,129
9,937	Principal Financial Group Inc.	703,440
21,532	Progressive Corp.	1,145,072
15,995	Prudential Financial Inc.	1,852,861
3,950	Torchmark Corp.	350,958
10,395	Travelers Cos., Inc.	1,409,250
8,524	Unum Group	482,629
5,035	Willis Towers Watson PLC	809,628
9,814	XL Group Ltd.	380,979

	Total Insurance	95,406,884

Private Equity - 0.2%
100,535	Brookfield Asset Management Inc., Class A Shares(a)	4,172,203

Real Estate - 0.3%
11,186	CBRE Group Inc., Class A Shares*	485,025
58,932	Jones Lang LaSalle Inc.	8,986,541

	Total Real Estate	9,471,566

Savings & Loans - 0.2%
458,138	New York Community Bancorp Inc.	6,111,561
13,016	People’s United Financial Inc.	247,564

	Total Savings & Loans	6,359,125

	TOTAL FINANCIAL	474,600,452

INDUSTRIAL - 9.7%
Aerospace/Defense - 2.3%
16,373	Arconic Inc.	402,939
62,741	Boeing Co.	17,366,709
10,587	General Dynamics Corp.	2,193,203
4,614	Harris Corp.	666,723
2,885	L3 Technologies Inc.	572,932
9,283	Lockheed Martin Corp.	2,962,391
46,369	Northrop Grumman Corp.	14,253,831
70,387	Raytheon Co.	13,454,475
6,028	Rockwell Collins Inc.	797,565

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.7% - (continued)
Aerospace/Defense - 2.3% - (continued)
1,846	TransDigm Group Inc.	$523,876
75,914	United Technologies Corp.	9,219,755

	Total Aerospace/Defense	62,414,399

Building Materials - 0.5%
44,787	Fortune Brands Home & Security Inc.	3,064,327
316,026	Johnson Controls International PLC	11,895,219
2,316	Martin Marietta Materials Inc.	482,631
11,881	Masco Corp.	509,814
4,913	Vulcan Materials Co.	617,319

	Total Building Materials	16,569,310

Electrical Components & Equipment - 0.5%
65,724	Acuity Brands Inc.	11,266,408
8,526	AMETEK Inc.	619,755
23,959	Emerson Electric Co.	1,553,022

	Total Electrical Components & Equipment	13,439,185

Electronics - 1.7%
11,963	Agilent Technologies Inc.	828,318
3,455	Allegion PLC	290,704
11,443	Amphenol Corp., Class A Shares	1,036,621
86,788	Avnet Inc.	3,593,891
370,520	Corning Inc.	12,001,143
4,946	FLIR Systems Inc.	230,385
58,543	Fortive Corp.	4,370,235
4,358	Garmin Ltd.	270,544
62,480	Honeywell International Inc.	9,744,381
293,624	Koninklijke Philips NV, Class NY Registered Shares	11,374,994
965	Mettler-Toledo International Inc.*	607,187
4,040	PerkinElmer Inc.	297,667
13,207	TE Connectivity Ltd.	1,247,269
2,980	Waters Corp.*	587,567

	Total Electronics	46,480,906

Engineering & Construction - 0.0%
5,108	Fluor Corp.	247,278
4,465	Jacobs Engineering Group Inc.	293,038

	Total Engineering & Construction	540,316

Environmental Control - 0.6%
8,568	Republic Services Inc., Class A Shares	556,406
56,621	Stericycle Inc.*	3,754,539
151,154	Waste Management Inc.	12,432,416

	Total Environmental Control	16,743,361

Hand/Machine Tools - 0.0%
2,178	Snap-on Inc.	369,018
5,676	Stanley Black & Decker Inc.	962,820

	Total Hand/Machine Tools	1,331,838

Machinery-Construction & Mining - 0.1%
22,156	Caterpillar Inc.	3,127,319

Machinery-Diversified - 0.8%
75,761	Cognex Corp.	10,498,202
5,907	Cummins Inc.	988,832
11,992	Deere & Co.	1,797,121

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.7% - (continued)
Machinery-Diversified - 0.8% - (continued)
4,888	Flowserve Corp.	$208,131
4,779	Rockwell Automation Inc.	922,729
21,211	Roper Technologies Inc.	5,667,791
19,024	Wabtec Corp.	1,462,946
6,741	Xylem Inc.	467,421

	Total Machinery-Diversified	22,013,173

Miscellaneous Manufacturers - 2.1%
22,319	3M Co.	5,426,642
5,495	AO Smith Corp.	348,493
5,776	Dover Corp.	564,373
16,699	Eaton Corp. PLC	1,298,848
1,189,445	General Electric Co.	21,754,949
37,805	Illinois Tool Works Inc.	6,398,496
9,649	Ingersoll-Rand PLC	845,445
4,950	Parker-Hannifin Corp.	928,076
107,552	Pentair PLC	7,653,400
222,612	Textron Inc.	12,401,715

	Total Miscellaneous Manufacturers	57,620,437

Packaging & Containers - 0.1%
13,015	Ball Corp.	519,429
3,515	Packaging Corp. of America	416,879
7,325	Sealed Air Corp.	351,966
9,296	WestRock Co.	580,164

	Total Packaging & Containers	1,868,438

Transportation - 1.0%
5,277	CH Robinson Worldwide Inc.	457,252
34,447	CSX Corp.	1,920,420
6,728	Expeditors International of Washington Inc.	435,840
39,448	FedEx Corp.	9,130,634
3,153	JB Hunt Transport Services Inc.	350,424
3,976	Kansas City Southern	445,869
10,800	Norfolk Southern Corp.	1,497,204
72,295	Union Pacific Corp.	9,145,317
25,638	United Parcel Service Inc., Class B Shares	3,113,735

	Total Transportation	26,496,695

	TOTAL INDUSTRIAL	268,645,377

TECHNOLOGY - 15.3%
Computers - 3.5%
23,151	Accenture PLC, Class A Shares	3,426,579
414,611	Apple Inc.	71,250,900
22,002	Cognizant Technology Solutions Corp., Class A Shares	1,590,305
6,129	CSRA Inc.	177,312
10,552	DXC Technology Co.	1,014,469
61,890	Hewlett Packard Enterprise Co.	863,366
62,934	HP Inc.	1,349,934
59,349	International Business Machines Corp.	9,137,966
10,051	NetApp Inc.	567,982
128,371	Seagate Technology PLC	4,949,986
10,883	Western Digital Corp.	858,233

	Total Computers	95,187,032

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 15.3% - (continued)
Office/Business Equipment - 0.0%
8,061	Xerox Corp.	$239,089

Semiconductors - 3.9%
29,119	Advanced Micro Devices Inc.*(a)	317,106
13,704	Analog Devices Inc.	1,180,051
269,966	Applied Materials Inc.	14,246,106
6,300	ASML Holding NV, Class NY Registered Shares, ADR	1,105,776
15,243	Broadcom Ltd.	4,236,639
767,786	Cypress Semiconductor Corp.	12,292,254
653,496	Intel Corp.	29,302,761
5,841	KLA-Tencor Corp.	597,184
6,049	Lam Research Corp.	1,163,404
203,612	Maxim Integrated Products Inc.	10,655,016
8,725	Microchip Technology Inc.	758,988
41,767	Micron Technology Inc.*	1,770,503
91,368	NVIDIA Corp.	18,338,471
4,832	Qorvo Inc.*	370,034
55,173	QUALCOMM Inc.	3,660,177
6,867	Skyworks Solutions Inc.	719,250
37,144	Texas Instruments Inc.	3,613,740
79,447	Xilinx Inc.	5,522,361

	Total Semiconductors	109,849,821

Software - 7.9%
229,107	Activision Blizzard Inc.	14,296,277
83,276	Adobe Systems Inc.*	15,112,096
6,539	Akamai Technologies Inc.*	364,746
3,207	ANSYS Inc.*	475,245
8,218	Autodesk Inc.*	901,515
339,994	CA Inc.	11,243,602
10,505	Cadence Design Systems Inc.*	461,275
11,810	Cerner Corp.*	834,849
5,617	Citrix Systems Inc.*	492,218
47,710	Electronic Arts Inc.*	5,073,958
57,120	Fidelity National Information Services Inc.	5,388,130
35,084	Fiserv Inc.*	4,611,792
46,336	Intuit Inc.	7,284,946
807,965	Microsoft Corp.	68,006,414
474,782	Oracle Corp.	23,292,805
11,843	Paychex Inc.	797,152
17,553	Red Hat Inc.*	2,225,018
249,342	salesforce.com Inc.*	26,011,357
113,506	ServiceNow Inc.*	13,961,238
134,460	Splunk Inc.*	10,768,901
5,604	Synopsys Inc.*	506,489
40,628	VMware Inc., Class A Shares*(a)	4,879,829
25,146	Workday Inc., Class A Shares*	2,590,038

	Total Software	219,579,890

	TOTAL TECHNOLOGY	424,855,832

UTILITIES - 1.9%
Electric - 1.7%
815,849	AES Corp.	8,631,683

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.9% - (continued)
Electric - 1.7% - (continued)
8,572	Alliant Energy Corp.	$386,683
8,994	Ameren Corp.	575,256
18,273	American Electric Power Co., Inc.	1,418,533
15,918	CenterPoint Energy Inc.	477,699
10,377	CMS Energy Corp.	517,812
11,615	Consolidated Edison Inc.	1,034,200
24,091	Dominion Energy Inc.	2,026,776
6,672	DTE Energy Co.	771,083
26,239	Duke Energy Corp.	2,339,994
145,163	Edison International	11,797,397
6,792	Entergy Corp.	587,372
11,757	Eversource Energy	762,442
35,994	Exelon Corp.	1,501,310
16,845	FirstEnergy Corp.	575,088
40,526	NextEra Energy Inc.	6,404,729
12,167	NRG Energy Inc.	336,417
19,194	PG&E Corp.	1,041,083
4,188	Pinnacle West Capital Corp.	384,500
25,612	PPL Corp.	939,192
18,775	Public Service Enterprise Group Inc.	996,202
5,365	SCANA Corp.	231,607
37,227	Southern Co.	1,906,022
11,711	WEC Energy Group Inc.	813,797
18,835	Xcel Energy Inc.	972,074

	Total Electric	47,428,951

Gas - 0.1%
12,068	NiSource Inc.	332,232
21,503	Sempra Energy	2,601,648

	Total Gas	2,933,880

Water - 0.1%
32,307	American Water Works Co., Inc.	2,958,029

	TOTAL UTILITIES	53,320,860

	TOTAL COMMON STOCKS (Cost - $2,402,692,179)	2,685,385,944

PREFERRED STOCK - 0.0%
TECHNOLOGY - 0.0%
Software - 0.0%
15,057	Magic Leap Inc., Series D, (Restricted)*(b)(c) (Cost - $406,539)	406,539

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,403,969,121)	2,686,827,024

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 2.9%
TIME DEPOSITS - 2.9%
$ 13,351,992		ANZ National Bank - London, 0.600% due 12/1/17	$13,351,992
4,488,561		BNP Paribas - Paris, 0.600% due 12/1/17	4,488,561
1	GBP	Brown Brothers Harriman - Grand Cayman, 0.155% due 12/1/17	1
32,242,786		Citibank - New York, 0.600% due 12/1/17	32,242,786
24,722,501		Industrial & Commercial Bank of China - New York, 0.600% due 12/1/17	24,722,501
3,744,557		JPMorgan Chase & Co. - New York, 0.600% due 12/1/17	3,744,557
2,982,201		Standard Chartered Bank - London, 0.600% due 12/1/17	2,982,201

		TOTAL TIME DEPOSITS (Cost - $ 81,532,599)	81,532,599

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9% MONEY MARKET FUND - 0.9%
25,001,064		Federated Government Obligations Fund, Premier Class(d) (Cost - $ 25,001,064)	25,001,064

		TOTAL INVESTMENTS - 100.7% (Cost - $ 2,510,502,784#)	2,793,360,687

		Liabilities in Excess of Other Assets - (0.7)%	(18,439,814)

		TOTAL NET ASSETS - 100.0%	$2,774,920,873

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Summary of Investments by Security Sector^
Consumer Non-cyclical	20.9%
Financial	17.0
Communications	15.4
Technology	15.2
Industrial	9.6
Consumer Cyclical	8.6
Energy	6.0
Utilities	1.9
Basic Materials	1.6
Diversified	0.0 *
Short-Term Investments	2.9
Money Market Fund	0.9

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At November 30, 2017, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	207	12/17	$25,638,781	$27,406,800	$1,768,019

At November 30, 2017, Destinations Large Cap Equity Fund had deposited cash of $918,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

GBP	—	British Pound

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 73.9%
BASIC MATERIALS - 2.9%
Chemicals - 2.7%
14,632	AdvanSix Inc.*	$629,908
14,300	Air Products & Chemicals Inc.	2,331,472
47,027	Ferro Corp.*	1,192,135
18,376	HB Fuller Co.	1,039,530
10,884	Ingevity Corp.*	866,258
16,875	KMG Chemicals Inc.	917,831
21,571	Olin Corp.	768,790
82,300	RPM International Inc.	4,359,431
151,471	Valvoline Inc.	3,735,275
12,775	WR Grace & Co.	936,535

	Total Chemicals	16,777,165

Iron/Steel - 0.2%
41,563	Allegheny Technologies Inc.*(a)	946,389

	TOTAL BASIC MATERIALS	17,723,554

COMMUNICATIONS - 3.8%
Advertising - 0.5%
143,700	Interpublic Group of Cos., Inc.	2,842,386

Internet - 1.2%
63,170	Boingo Wireless Inc.*	1,560,299
79,207	Chegg Inc.*	1,204,738
15,622	Cogent Communications Holdings Inc.	731,891
45,609	Internap Corp.*	812,296
64,523	Mimecast Ltd.*	1,961,499
22,351	Q2 Holdings Inc.*	935,389
67,555	QuinStreet Inc.*	722,163

	Total Internet	7,928,275

Media - 0.3%
23,902	Nexstar Media Group Inc., Class A Shares	1,622,946

Telecommunications - 1.8%
57,317	GTT Communications Inc.*	2,318,473
66,300	Motorola Solutions Inc.	6,239,493
36,495	RADCOM Ltd.*(a)	731,725
12,464	Silicom Ltd.	905,135
80,399	Viavi Solutions Inc.*	753,339

	Total Telecommunications	10,948,165

	TOTAL COMMUNICATIONS	23,341,772

CONSUMER CYCLICAL - 5.7%
Airlines - 0.7%
61,500	Alaska Air Group Inc.	4,253,955

Apparel - 0.4%
91,560	Crocs Inc.*	1,000,751
10,961	Oxford Industries Inc.	756,309
21,883	Steven Madden Ltd.*	935,498

	Total Apparel	2,692,558

Auto Parts & Equipment - 0.4%
59,237	Horizon Global Corp.*	835,242
63,639	Modine Manufacturing Co.*	1,457,333

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 5.7% - (continued)
Auto Parts & Equipment - 0.4% - (continued)
23,521	Spartan Motors Inc.	$375,160

	Total Auto Parts & Equipment	2,667,735

Distribution/Wholesale - 0.4%
38,668	H&E Equipment Services Inc.	1,438,063
9,588	SiteOne Landscape Supply Inc.*	716,991

	Total Distribution/Wholesale	2,155,054

Entertainment - 1.0%
56,449	Eldorado Resorts Inc.*(a)	1,727,339
24,757	Golden Entertainment Inc.*	849,660
178,000	Regal Entertainment Group, Class A Shares(a)	3,597,380

	Total Entertainment	6,174,379

Home Builders - 0.4%
22,314	William Lyon Homes, Class A Shares*	665,850
35,229	Winnebago Industries Inc.	1,928,788

	Total Home Builders	2,594,638

Leisure Time - 0.7%
132,427	Callaway Golf Co.	1,921,516
50,838	Malibu Boats Inc., Class A Shares*	1,589,196
38,021	MCBC Holdings Inc.*	897,296

	Total Leisure Time	4,408,008

Lodging - 0.3%
42,898	Bluegreen Vacations Corp.(a)	709,104
93,618	Century Casinos Inc.*	847,243
8,978	Monarch Casino & Resort Inc.*	421,337

	Total Lodging	1,977,684

Retail - 1.3%
29,543	Boot Barn Holdings Inc.*	437,532
5,312	Buffalo Wild Wings Inc.*	828,406
41,520	Conn’s Inc.*(a)	1,282,968
20,062	Express Inc.*	195,404
63,376	Foundation Building Materials Inc.*	963,949
80,058	Freshpet Inc.*(a)	1,521,102
25,571	GMS Inc.*	954,054
15,643	Lumber Liquidators Holdings Inc.*(a)	443,479
21,414	Michaels Cos., Inc.*	462,542
20,745	Tailored Brands Inc.	349,760
20,015	World Fuel Services Corp.	561,821

	Total Retail	8,001,017

Toys/Games/Hobbies - 0.1%
44,275	Funko Inc., Class A Shares*(a)	393,162

	TOTAL CONSUMER CYCLICAL	35,318,190

CONSUMER NON-CYCLICAL - 15.6%
Beverages - 1.2%
68,600	Dr Pepper Snapple Group Inc.	6,187,034
13,290	MGP Ingredients Inc.	988,112

	Total Beverages	7,175,146

Biotechnology - 1.0%
26,851	Audentes Therapeutics Inc.*	774,920
16,401	Blueprint Medicines Corp.*	1,231,059
13,026	Charles River Laboratories International Inc.*	1,357,309

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 15.6% - (continued)
Biotechnology - 1.0% - (continued)
55,561	Immunomedics Inc.*(a)	$603,392
25,142	Loxo Oncology Inc.*	1,929,649
37,925	Ovid therapeutics Inc.*(a)	466,857

	Total Biotechnology.	6,363,186

Commercial Services - 2.1%
17,436	Career Education Corp.*	231,376
170,774	Everi Holdings Inc.*	1,391,808
27,225	Huron Consulting Group Inc.*	1,113,503
41,179	Korn/Ferry International	1,805,287
91,500	Macquarie Infrastructure Corp.	6,110,370
14,982	Matthews International Corp., Class A Shares	848,730
6,697	Medifast Inc.	458,946
86,551	Team Inc.*(a)	1,190,076

	Total Commercial Services	13,150,096

Food - 2.5%
20,855	B&G Foods Inc.(a)	807,088
8,046	Calavo Growers Inc.(a)	614,714
65,500	Conagra Brands Inc.	2,445,115
66,183	Darling Ingredients Inc.*	1,187,985
36,223	Hain Celestial Group Inc.*	1,488,765
88,600	Hormel Foods Corp.	3,229,470
62,607	Hostess Brands Inc., Class A Shares*	880,254
24,677	Performance Food Group Co.*	731,673
42,200	Pinnacle Foods Inc.	2,457,306
23,304	Snyder’s-Lance Inc.	901,399
18,835	TreeHouse Foods Inc.*	866,787

	Total Food	15,610,556

Healthcare-Products - 3.3%
84,625	AxoGen Inc.*(a)	2,259,488
31,693	CryoLife Inc.*	644,953
14,595	Inogen Inc.*	1,878,960
16,993	Intersect ENT Inc.*	519,136
28,982	iRhythm Technologies Inc.*	1,608,501
15,899	LeMaitre Vascular Inc.	523,554
56,798	OrthoPediatrics Corp.*	1,129,712
33,898	Patterson Cos., Inc.	1,238,972
43,387	Sientra Inc.*(a)	617,831
72,635	Tactile Systems Technology Inc.*(a)	2,166,702
64,800	Zimmer Biomet Holdings Inc.	7,588,080

	Total Healthcare-Products	20,175,889

Healthcare-Services - 2.0%
44,334	Envision Healthcare Corp.*	1,415,585
33,335	HealthSouth Corp.	1,665,083
26,000	Humana Inc.	6,782,360
75,249	Natera Inc.*	732,173
32,580	Optinose Inc.*(a)	621,952
20,478	Teladoc Inc.*(a)	759,734
18,359	Tivity Health Inc.*	675,611

	Total Healthcare-Services	12,652,498

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 15.6% - (continued)
Household Products/Wares - 0.1%
10,390	SodaStream International Ltd.*	$731,248

Pharmaceuticals - 3.4%
22,796	Aclaris Therapeutics Inc.*	540,493
30,952	Adamas Pharmaceuticals Inc.*(a)	1,149,867
11,590	Aerie Pharmaceuticals Inc.*	744,657
77,000	AmerisourceBergen Corp., Class A Shares	6,531,140
189,795	Array BioPharma Inc.*	2,135,194
149,419	Catalyst Pharmaceuticals Inc.*	642,502
57,226	Clementia Pharmaceuticals Inc.*	909,321
76,977	Foamix Pharmaceuticals Ltd.*(a)(b)	437,999
23,939	Global Blood Therapeutics Inc.*	944,394
22,026	MyoKardia Inc.*	809,455
57,200	Perrigo Co. PLC	4,988,412
18,133	Zogenix Inc.*	704,467

	Total Pharmaceuticals	20,537,901

	TOTAL CONSUMER NON-CYCLICAL	96,396,520

ENERGY - 5.2%
Energy-Alternate Sources - 0.3%
48,751	SolarEdge Technologies Inc.*	1,774,536

Oil & Gas - 3.0%
75,800	Anadarko Petroleum Corp.	3,645,222
147,400	Cabot Oil & Gas Corp.	4,267,230
73,971	Callon Petroleum Co.*	816,640
50,817	Carrizo Oil & Gas Inc.*	982,292
32,683	Murphy USA Inc.*	2,577,055
185,500	Noble Energy Inc.	4,878,650
47,123	Ring Energy Inc.*	668,204
105,451	SRC Energy Inc.*	923,751

	Total Oil & Gas	18,759,044

Oil & Gas Services - 1.0%
27,400	Core Laboratories NV(a)	2,760,550
25,695	Exterran Corp.*	787,295
35,883	ProPetro Holding Corp.*	673,524
31,610	Select Energy Services Inc., Class A Shares*(a)	520,933
70,984	Solaris Oilfield Infrastructure Inc., Class A Shares*	1,149,941

	Total Oil & Gas Services.	5,892,243

Pipelines - 0.9%
191,200	Williams Cos., Inc.	5,554,360

	TOTAL ENERGY	31,980,183

FINANCIAL - 18.9%
Banks - 6.4%
30,381	Bank of NT Butterfield & Son Ltd.	1,208,556
48,781	BankUnited Inc.	1,816,117
25,343	Chemical Financial Corp.	1,429,092
84,194	First Horizon National Corp.	1,632,522
65,600	First Republic Bank	6,267,424
151,811	FNB Corp.	2,154,198
17,761	Hancock Holding Co.	912,027
23,874	IBERIABANK Corp.	1,856,203
67,350	Live Oak Bancshares Inc.(a)	1,734,263

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 18.9% - (continued)
Banks - 6.4% - (continued)
160,227	MB Financial Inc.	$7,458,567
53,100	PacWest Bancorp	2,530,746
55,700	Pinnacle Financial Partners Inc.	3,823,805
26,393	Preferred Bank	1,652,202
25,169	Seacoast Banking Corp. of Florida*	655,149
57,143	Sterling Bancorp Inc.*(a)	708,573
68,493	TCF Financial Corp.	1,391,093
21,848	TriState Capital Holdings Inc.*	528,722
20,249	Triumph Bancorp Inc.*	673,279
48,904	Univest Corp. of Pennsylvania	1,374,202

	Total Banks	39,806,740

Diversified Financial Services - 1.8%
18,700	Affiliated Managers Group Inc.	3,715,129
21,297	Blackhawk Network Holdings Inc., Class A Shares*	782,665
13,958	Federated Investors Inc., Class B Shares	468,431
159,818	SLM Corp.*	1,849,094
117,800	Synchrony Financial	4,227,842

	Total Diversified Financial Services	11,043,161

Equity Real Estate Investment Trusts (REITs) - 6.9%
142,000	American Campus Communities Inc.	6,017,960
231,600	American Homes 4 Rent, Class A Shares	4,974,768
59,573	Blackstone Mortgage Trust Inc., Class A Shares(a)	1,949,229
59,231	Columbia Property Trust Inc.	1,348,690
44,148	Corporate Office Properties Trust	1,339,450
402,800	Cousins Properties Inc.	3,613,116
30,010	Education Realty Trust Inc.	1,097,466
73,605	Lexington Realty Trust	769,908
6,900	Life Storage Inc.	619,689
303,700	Medical Properties Trust Inc.	4,157,653
54,754	Monmouth Real Estate Investment Corp.	977,906
92,600	National Retail Properties Inc.	3,803,082
231,900	Retail Opportunity Investments Corp.	4,538,283
83,100	Taubman Centers Inc.	4,877,139
67,300	Weyerhaeuser Co.	2,381,074

	Total Equity Real Estate Investment Trusts (REITs)	42,465,413

Insurance - 3.0%
15,298	Hanover Insurance Group Inc.	1,646,065
72,200	Hartford Financial Services Group Inc.	4,147,168
29,443	Horace Mann Educators Corp.	1,374,988
11,524	Infinity Property & Casualty Corp.	1,242,287
16,038	Kinsale Capital Group Inc.	715,134
61,044	National General Holdings Corp.	1,289,860
69,127	NMI Holdings Inc., Class A Shares*	1,178,615
84,800	Progressive Corp.	4,509,664
21,706	Validus Holdings Ltd.	1,067,501
8,200	Willis Towers Watson PLC	1,318,560

	Total Insurance.	18,489,842

Private Equity - 0.2%
85,594	Hercules Capital Inc.	1,149,527

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 18.9% - (continued)
Savings & Loans - 0.6%
22,490	Banc of California Inc.(a)	$507,150
10,646	Meta Financial Group Inc.	1,000,192
96,920	Sterling Bancorp	2,456,922

	Total Savings & Loans	3,964,264

	TOTAL FINANCIAL	116,918,947

INDUSTRIAL - 11.1%
Aerospace/Defense - 0.4%
8,200	Harris Corp.	1,184,900
59,540	Kratos Defense & Security Solutions Inc.*	621,002
21,724	Triumph Group Inc.	671,272

	Total Aerospace/Defense	2,477,174

Building Materials - 1.8%
36,325	Martin Marietta Materials Inc.	7,569,767
11,382	Masonite International Corp.*	838,285
16,610	Patrick Industries Inc.*	1,680,932
53,658	PGT Innovations Inc.*	877,308

	Total Building Materials	10,966,292

Electrical Components & Equipment - 2.0%
25,300	Acuity Brands Inc.	4,336,926
108,400	Energizer Holdings Inc.	4,978,812
17,970	Generac Holdings Inc.*	883,585
19,300	Hubbell Inc., Class B Shares	2,427,747

	Total Electrical Components & Equipment	12,627,070

Electronics - 0.4%
22,936	Control4 Corp.*	762,393
35,061	KEMET Corp.*	540,641
35,764	Stoneridge Inc.*	816,134
31,939	ZAGG Inc.*	653,153

	Total Electronics	2,772,321

Engineering & Construction - 0.5%
18,156	EMCOR Group Inc.	1,466,460
10,406	NV5 Global Inc.*	577,013
56,819	Sterling Construction Co., Inc.*	974,446

	Total Engineering & Construction	3,017,919

Environmental Control - 1.1%
43,311	Casella Waste Systems Inc., Class A Shares*	923,390
18,792	Clean Harbors Inc.*	1,012,137
85,042	Energy Recovery Inc.*	955,022
47,000	Republic Services Inc., Class A Shares	3,052,180
11,647	Tetra Tech Inc.	582,350

	Total Environmental Control	6,525,079

Hand/Machine Tools - 0.4%
66,875	Milacron Holdings Corp.*	1,179,006
17,348	Regal Beloit Corp.	1,334,929

	Total Hand/Machine Tools	2,513,935

Machinery-Diversified - 1.3%
29,553	Altra Industrial Motion Corp.	1,436,275
19,569	Columbus McKinnon Corp.	781,586
58,242	Ichor Holdings Ltd.	1,654,655
9,126	Kadant Inc.	933,590

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 11.1% - (continued)
Machinery-Diversified - 1.3% - (continued)
21,597	NN Inc.	$603,636
36,400	Xylem Inc.	2,523,976

	Total Machinery-Diversified	7,933,718

Metal Fabricate/Hardware - 0.2%
44,677	TriMas Corp.*	1,157,134

Miscellaneous Manufacturers - 1.3%
31,800	Actuant Corp., Class A Shares	839,520
20,764	EnPro Industries Inc.	1,793,387
43,071	Federal Signal Corp.	926,026
20,554	Hexcel Corp.	1,274,348
26,870	ITT Inc.	1,456,354
13,898	Standex International Corp.	1,487,086

	Total Miscellaneous Manufacturers	7,776,721

Packaging & Containers - 0.7%
58,300	Sealed Air Corp.	2,801,315
28,215	Silgan Holdings Inc.	814,849
14,808	Sonoco Products Co.	792,376

	Total Packaging & Containers	4,408,540

Transportation - 1.0%
49,883	Air Transport Services Group Inc.*	1,209,662
13,209	Atlas Air Worldwide Holdings Inc.*	762,820
21,345	Saia Inc.*	1,404,501
106,000	Schneider National Inc., Class B Shares	2,780,380

	Total Transportation	6,157,363

	TOTAL INDUSTRIAL	68,333,266

TECHNOLOGY - 6.2%
Computers - 2.1%
6,949	CACI International Inc., Class A Shares*	916,921
53,883	CSRA Inc.	1,558,835
44,986	Diebold Nixdorf Inc.(a)	863,731
26,815	ForeScout Technologies Inc.*	646,778
35,600	MAXIMUS Inc.	2,459,248
23,084	Mercury Systems Inc.*	1,204,754
36,554	Mitek Systems Inc.*	328,986
36,273	Varonis Systems Inc.*	1,824,532
51,140	Virtusa Corp.*	2,370,339
27,579	Vocera Communications Inc.*	808,065

	Total Computers	12,982,189

Semiconductors - 2.8%
124,513	Adesto Technologies Corp.*	1,021,007
60,334	Amtech Systems Inc.*	596,100
42,700	Analog Devices Inc.	3,676,897
30,958	Axcelis Technologies Inc.*	990,656
115,316	AXT Inc.*	1,112,799
13,137	CEVA Inc.*	624,008
206,300	Cypress Semiconductor Corp.	3,302,863
44,545	MACOM Technology Solutions Holdings Inc.*	1,451,722
69,752	MagnaChip Semiconductor Corp.*(a)	854,462
23,314	Nova Measuring Instruments Ltd.*	648,362
15,348	Semtech Corp.*	522,599

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 6.2% - (continued)
Semiconductors - 2.8% - (continued)
76,277	SMART Global Holdings Inc.*	$2,287,547

	Total Semiconductors	17,089,022

Software - 1.3%
37,207	Altair Engineering Inc., Class A Shares*	833,065
39,444	Asure Software Inc.*(a)	566,416
8,520	BroadSoft Inc.*(a)	468,600
60,799	Everbridge Inc.*	1,611,173
93,965	Five9 Inc.*	2,303,082
40,358	Materialise NV, ADR*(a)	589,227
18,399	Talend SA, ADR*	735,408
33,799	Upland Software Inc.*	792,248

	Total Software	7,899,219

	TOTAL TECHNOLOGY	37,970,430

UTILITIES - 4.5%
Electric - 4.5%
53,700	CMS Energy Corp.	2,679,630
38,500	Edison International.	3,128,895
116,200	FirstEnergy Corp.	3,967,068
135,126	Great Plains Energy Inc.	4,636,173
18,847	Hawaiian Electric Industries Inc.	722,783
10,016	IDACORP Inc.	989,681
34,458	Portland General Electric Co.	1,710,495
110,200	PPL Corp.	4,041,034
84,400	SCANA Corp.	3,643,548
47,500	Xcel Energy Inc.	2,451,475

	Total Electric	27,970,782

	TOTAL UTILITIES	27,970,782

	TOTAL COMMON STOCKS (Cost - $417,613,196)	455,953,644

EXCHANGE TRADED FUNDS (ETFs) - 22.8%
433,262	iShares Core S&P Mid-Cap, Class I Shares	82,224,462
757,178	iShares Core S&P Small-Cap, Class I Shares	58,666,151
1,661	iShares Russell 2000 Value, Class I Shares	212,243

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $125,344,262)	141,102,856

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $542,957,458)	597,056,500

Face Amount
SHORT-TERM INVESTMENTS - 3.5%
TIME DEPOSITS - 3.5%
$ 5,585,018	Industrial & Commercial Bank of China - New York, 0.600% due 12/1/17	5,585,018
2,766,244	Standard Chartered Bank - London, 0.600% due 12/1/17	2,766,244
13,493,669	Wells Fargo - Grand Cayman, 0.600% due 12/1/17	13,493,669

	TOTAL TIME DEPOSITS (Cost - $21,844,931)	21,844,931

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Face Amount	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.2%
MONEY MARKET FUND - 4.2%
$ 25,682,784	Federated Government Obligations Fund, Premier Class(c) (Cost - $ 25,682,784)	$25,682,784

	TOTAL INVESTMENTS - 104.4% (Cost - $590,485,173#)	644,584,215

	Liabilities in Excess of Other Assets - (4.4)%	(27,362,815)

	TOTAL NET ASSETS - 100.0%.	$617,221,400

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Financial	18.1%
Consumer Non-cyclical	15.0
Industrial	10.6
Technology	5.9
Consumer Cyclical	5.5
Energy	5.0
Utilities	4.3
Communications	3.6
Basic Materials	2.7
Exchange Traded Funds (ETFs)	21.9
Short-Term Investments	3.4
Money Market Fund	4.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 72.8%
Argentina - 0.6%
23,225	Banco Macro SA, ADR	$2,358,267
75,365	Loma Negra Cia Industrial Argentina SA, ADR*	1,664,059
142,686	YPF SA, ADR	3,237,545

	Total Argentina	7,259,871

Australia - 1.6%
305,880	Amcor Ltd.	3,579,280
518,941	Brambles Ltd.	4,041,725
288,617	BWX Ltd.(a)	1,480,606
309,078	DuluxGroup Ltd.	1,864,591
626,709	Nanosonics Ltd.*	1,207,745
91,674	Orica Ltd.	1,185,860
509,492	Pro Medicus Ltd.(a)	2,913,920
943,671	South32 Ltd.	2,340,516
468,439	Webjet Ltd.	3,339,756

	Total Australia	21,953,999

Austria - 0.4%
3,856	ams AG*	375,291
101,872	Erste Group Bank AG*	4,431,560

	Total Austria	4,806,851

Belgium - 0.3%
20,014	Anheuser-Busch InBev SA	2,294,758
16,839	KBC Group NV	1,378,663

	Total Belgium	3,673,421

Bermuda - 0.1%
80,635	Hiscox Ltd.	1,511,477

Brazil - 1.2%
312,568	B3 SA - Brasil Bolsa Balcao	2,220,277
349,100	BB Seguridade Participacoes SA	2,868,175
357,257	Kroton Educacional SA	1,978,634
200,530	Linx SA	1,274,880
136,352	Petroleo Brasileiro SA, ADR*	1,325,341
469,200	Rumo SA*	1,867,220
136,728	Smiles Fidelidade SA	3,134,334
148,538	TOTVS SA	1,374,284
174,967	Wiz Solucoes e Corretagem de Seguros SA	596,290

	Total Brazil	16,639,435

Canada - 1.5%
51,874	Alimentation Couche-Tard Inc., Class B Shares	2,645,062
108,500	Canadian Natural Resources Ltd.	3,679,876
16,100	Canadian Pacific Railway Ltd.	2,817,578
181,846	Computer Modelling Group Ltd.	1,389,654
40,361	Equitable Group Inc.	2,110,878
6,632	Fairfax Financial Holdings Ltd.	3,644,272
37,631	Magna International Inc.	2,107,336
116,740	Seven Generations Energy Ltd., Class A Shares*	1,596,042

	Total Canada	19,990,698

Chile - 0.2%
47,287	Banco Santander Chile, ADR	1,298,974

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Chile - 0.2% - (continued)
24,774	Sociedad Quimica y Minera de Chile SA, ADR	$1,345,724

	Total Chile	2,644,698

China - 5.9%
84,006	Alibaba Group Holding Ltd., ADR*	14,875,783
25,262	Baidu Inc., ADR*	6,027,008
57,305	Bitauto Holdings Ltd., ADR*(a)	1,697,947
807,705	China Everbright Ltd.	1,810,413
1,778,418	China Mengniu Dairy Co., Ltd.	4,527,736
217,247	China Mobile Ltd.	2,204,537
95,779	Ctrip.com International Ltd., ADR*	4,413,496
172,400	Gree Electric Appliances Inc. of Zhuhai, Class A Shares, (Restricted)(b)	1,111,110
1,074,737	Haitong Securities Co., Ltd., Class H Shares(c)	1,608,847
515,400	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	2,887,594
2,909,761	Kingdee International Software Group Co., Ltd.*(a)	1,523,068
25,253	Kweichow Moutai Co., Ltd., Class A Shares	2,410,274
383,458	Midea Group Co., Ltd., Class A Shares	2,972,251
29,887	Qudian Inc., ADR*(a)	406,463
242,811	Shenzhou International Group Holdings Ltd.	2,202,531
434,732	Sinopharm Group Co., Ltd., Class H Shares(c)	1,718,646
128,112	Sunny Optical Technology Group Co., Ltd.	2,174,516
93,305	TAL Education Group, ADR	2,601,343
312,841	Tencent Holdings Ltd.	16,148,674
3,001,683	WH Group Ltd.(d)	3,195,970
1,853,000	Yihai International Holding Ltd.(a)	1,668,695
108,501	Yunnan Baiyao Group Co., Ltd., Class A Shares	1,544,523

	Total China	79,731,425

Denmark - 0.5%
51,162	GN Store Nord AS	1,611,582
13,578	Jyske Bank AS, Class Registered Shares	732,014
49,904	Royal Unibrew AS	2,851,597
18,006	Sydbank AS	704,758

	Total Denmark	5,899,951

Egypt - 0.0%
967,688	Cleopatra Hospital*	249,549

Finland - 0.4%
82,344	Sampo OYJ, Class A Shares	4,355,094
9,661	Wartsila OYJ Abp	639,590

	Total Finland	4,994,684

France - 3.8%
21,937	Air Liquide SA	2,747,442
17,816	Airbus SE	1,851,300
19,356	Akka Technologies	1,069,205
18,349	BNP Paribas SA	1,389,947
91,862	Danone SA	7,755,188
1,796	Dassault Aviation SA	2,761,452
25,008	Dassault Systemes SE	2,688,343
36,814	Esker SA	2,151,780
11,367	ID Logistics Group*	1,707,702
33,991	Lectra	939,878

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
France - 3.8% - (continued)
44,826	Legrand SA	$3,360,793
9,869	L’Oreal SA	2,182,752
10,242	MGI Digital Graphic Technology*	630,303
9,124	Neopost SA	303,897
41,685	Pernod Ricard SA	6,504,383
9,609	Sanofi	877,248
74,516	Schneider Electric SE*	6,405,413
35,292	Thales SA	3,576,953
27,373	TOTAL SA	1,545,480

	Total France	50,449,459

Germany - 5.5%
14,643	Aumann AG*	1,202,959
72,248	Bayer AG, Class Registered Shares	9,210,290
11,133	Beiersdorf AG	1,325,411
33,798	Brenntag AG	2,105,041
21,569	CANCOM SE	1,767,434
19,724	Corestate Capital Holding SA	1,091,479
111,659	Deutsche Wohnen SE	4,937,332
19,647	Ferratum OYJ	644,700
59,129	Fresenius SE & Co. KGaA	4,265,291
62,920	GEA Group AG	3,037,193
46,248	Henkel AG & Co. KGaA	6,277,079
23,707	Hypoport AG*(a)	3,662,179
146,963	Infineon Technologies AG	4,059,408
12,167	Isra Vision AG	2,231,346
16,424	LEG Immobilien AG	1,746,200
8,266	Linde AG*	1,923,735
21,308	Merck KGaA	2,268,895
50,497	Nexus AG	1,558,375
61,016	Scout24 AG(d)	2,569,336
44,227	Symrise AG	3,761,521
62,818	TAG Immobilien AG	1,150,560
463,286	Telefonica Deutschland Holding AG	2,203,528
60,178	va-Q-tec AG*	1,333,785
105,832	Vonovia SE	4,981,277
15,924	Wirecard AG	1,698,005
7,971	XING SE	2,492,237

	Total Germany	73,504,596

Greece - 0.1%
121,217	Sarantis SA	1,911,643

Hong Kong - 2.2%
716,200	AIA Group Ltd.	5,837,728
708,000	China Overseas Land & Investment Ltd.	2,263,109
518,500	CK Hutchison Holdings Ltd.	6,531,957
705,400	Esprit Holdings Ltd.*	366,292
54,200	Jardine Matheson Holdings Ltd.	3,390,994
1,794,510	Man Wah Holdings Ltd.	1,566,662
2,273,423	Sino Biopharmaceutical Ltd.	2,991,295
342,211	Techtronic Industries Co., Ltd.	1,982,322
3,592,000	Ten Pao Group Holdings Ltd.	737,900
4,994,869	Tongda Group Holdings Ltd.(a)	1,338,813

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.2% - (continued)
972,000	Vitasoy International Holdings Ltd.	$2,496,258

	Total Hong Kong	29,503,330

India - 5.2%
609,665	Allcargo Logistics Ltd.	1,688,448
147,210	Amara Raja Batteries Ltd.	1,835,497
361,599	Axis Bank Ltd.	3,004,858
404,291	Berger Paints India Ltd.	1,624,176
28,371	Britannia Industries Ltd.	2,127,952
466,648	Byke Hospitality Ltd.	1,237,788
405,765	Can Fin Homes Ltd.	3,052,304
403,649	Coal India Ltd.	1,727,261
115,669	Divi’s Laboratories Ltd.	1,873,798
469,429	Edelweiss Financial Services Ltd.	2,143,490
478,566	Exide Industries Ltd.	1,533,072
200,413	Gulf Oil Lubricants India Ltd.	3,205,478
279,092	Housing Development Finance Corp., Ltd	7,229,827
135,140	Infosys Ltd.	2,044,238
743,541	JM Financial Ltd.	1,744,102
160,856	Kotak Mahindra Bank Ltd.	2,503,893
230,460	Manpasand Beverages Ltd.	1,411,951
24,861	Maruti Suzuki India Ltd.	3,325,997
226,346	MAS Financial Services Ltd.	2,257,493
194,724	Max Financial Services Ltd.*	1,652,043
390,002	Motherson Sumi Systems Ltd.	2,233,387
39,663	Multi Commodity Exchange of India Ltd.	593,786
1,407,803	NTPC Ltd.	3,995,195
406,917	Power Grid Corp. of India Ltd.	1,306,083
45,902	PVR Ltd.	937,984
196,758	SBI Life Insurance Co., Ltd.*(d)	1,999,920
258,509	SH Kelkar & Co., Ltd.	1,032,345
106,562	Sun TV Network Ltd.	1,443,759
124,938	Supreme Industries Ltd.	2,237,068
175,712	Tata Communications Ltd.	1,886,167
542,000	Tata Global Beverages Ltd.	2,432,086
49,905	Vakrangee Ltd.	568,249
329,627	Wipro Ltd.	1,489,805
121,901	Zee Entertainment Enterprises Ltd.	1,074,624

	Total India	70,454,124

Indonesia - 1.0%
25,944,200	Ace Hardware Indonesia Tbk PT	2,282,596
2,033,100	Bank Central Asia Tbk PT	3,059,746
3,244,043	Bank Negara Indonesia Persero Tbk PT	1,943,071
9,488,295	Kimia Farma Persero Tbk PT	1,594,825
18,123,011	Nippon Indosari Corpindo Tbk PT	1,701,882
7,306,021	Sarana Menara Nusantara Tbk PT, (Restricted)(b)	2,155,561
2,761,737	Tower Bersama Infrastructure Tbk PT	1,167,624

	Total Indonesia.	13,905,305

Ireland - 0.3%
65,786	Bank of Ireland Group PLC*	513,147
29,130	Kerry Group PLC, Class A Shares	3,052,270

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Ireland - 0.3% - (continued)
7,694	Ryanair Holdings PLC, ADR*	$938,206

	Total Ireland	4,503,623

Israel - 0.2%
13,749	Check Point Software Technologies Ltd.*	1,433,883
34,141	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,759,519

	Total Israel	3,193,402

Italy - 0.3%
370,248	Banca Mediolanum SpA	3,090,348
68,509	Gruppo MutuiOnline SpA	1,018,030

	Total Italy	4,108,378

Japan - 12.3%
101,200	Arcland Service Holdings Co., Ltd.(a)	2,501,267
315,500	Astellas Pharma Inc.	4,009,899
108,000	Chiba Bank Ltd.	829,443
56,700	Chugai Pharmaceutical Co., Ltd.	2,945,041
26,300	Credit Saison Co., Ltd.	508,025
41,900	CyberAgent Inc.	1,445,297
145,000	Daiwa Securities Group Inc.	904,900
27,900	Digital Arts Inc.	1,213,284
57,112	en-japan Inc.	2,590,118
82,485	Evolable Asia Corp.(a)	1,683,913
101,200	Fujitsu General Ltd.	2,149,549
11,300	Glory Ltd.	403,000
107,000	Hachijuni Bank Ltd.	612,414
18,000	Hirose Electric Co., Ltd.	2,691,573
273,865	Infomart Corp.(a)	1,682,281
214,100	Inpex Corp.	2,432,615
61,800	Ito En Ltd.	2,303,221
30,700	Itokuro Inc.*(a)	1,325,366
57,800	Japan Material Co., Ltd.	1,722,150
91,060	Japan Property Management Center Co., Ltd.	1,236,936
205,000	Japan Tobacco Inc.	6,792,923
48,900	Kansai Paint Co., Ltd.	1,286,953
93,000	Kao Corp.	6,175,299
160,800	KDDI Corp.	4,615,899
43,300	Kobayashi Pharmaceutical Co., Ltd.	2,739,978
32,400	Koito Manufacturing Co., Ltd.	2,246,942
3,800	Kose Corp.	585,187
75,100	Kotobuki Spirits Co., Ltd.	3,645,255
28,000	Kusuri no Aoki Holdings Co., Ltd.	1,710,664
56,217	M&A Capital Partners Co., Ltd.*(a)	3,533,102
6,600	Mabuchi Motor Co., Ltd.	352,999
180,100	Mebuki Financial Group Inc.	758,599
43,900	MISUMI Group Inc.	1,283,812
260,000	Mitsubishi Electric Corp.	4,311,856
388,500	Morningstar Japan KK	1,227,389
11,500	Murata Manufacturing Co., Ltd.	1,566,035
55,500	Nihon Kohden Corp.	1,276,771
95,100	Nippon Telegraph & Telephone Corp.	4,987,047
10,000	Nissin Foods Holdings Co., Ltd.	723,279
104,100	Nomura Research Institute Ltd.	4,725,287

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Japan - 12.3% - (continued)
160,500	North Pacific Bank Ltd.	$516,734
34,000	Obic Co., Ltd.	2,362,776
39,600	Olympus Corp.	1,631,205
41,900	Omron Corp.	2,481,108
104,400	Open Door Inc.*(a)	5,960,842
288,910	Prestige International Inc.	3,645,921
105,749	Rakus Co., Ltd.(a)	2,038,924
86,700	Renesas Electronics Corp.*	1,066,075
54,100	Rohto Pharmaceutical Co., Ltd.	1,394,987
186,700	Santen Pharmaceutical Co., Ltd.	2,850,457
38,500	Secom Co., Ltd.	2,892,364
45,500	Seria Co., Ltd.	2,881,398
108,400	Seven & i Holdings Co., Ltd.	4,448,998
115,569	SMS Co., Ltd.	3,704,727
19,500	Sohgo Security Services Co., Ltd.	1,086,177
1,400	Square Enix Holdings Co., Ltd.	64,217
252,600	Sumitomo Corp.	3,958,844
44,800	Sumitomo Mitsui Financial Group Inc.	1,821,039
32,100	Suzuki Motor Corp.	1,731,495
61,600	Systena Corp.	2,197,186
72,700	Terumo Corp.	3,492,210
63,400	Tokio Marine Holdings Inc.	2,809,108
48,700	Tokyo Base Co., Ltd.*(a)	2,004,868
64,800	Toyo Suisan Kaisha Ltd.	2,764,894
33,300	USS Co., Ltd.	704,776
102,700	Vector Inc.	1,448,901
605,100	Yahoo Japan Corp.	2,764,538
61,100	Yakuodo Co., Ltd.	1,863,049
13,200	Yamaha Corp.	490,288
127,800	Yamato Holdings Co., Ltd.	2,599,371
53,000	Yokogawa Electric Corp.	984,091
247,701	Yume No Machi Souzou Iinkai Co., Ltd.(a)	4,650,530

	Total Japan	165,047,666

Malaysia - 0.8%
9,680,547	7-Eleven Malaysia Holdings Bhd	3,740,486
1,962,600	Astro Malaysia Holdings Bhd	1,362,914
289,900	Carlsberg Brewery Malaysia Bhd	1,072,387
115,000	Dutch Lady Milk Industries Bhd	1,689,494
3,805,070	Karex Bhd	1,339,821
3,481,474	My EG Services Bhd	1,804,765

	Total Malaysia	11,009,867

Mexico - 1.2%
352,020	Banregio Grupo Financiero SAB de CV	1,922,905
16,962	Fomento Economico Mexicano SAB de CV, ADR	1,526,071
97,373	Gruma SAB de CV, Class B Shares	1,206,177
269,326	Grupo Financiero Santander Mexico SAB de CV, Class B Shares, ADR	2,189,620
553,487	Grupo Lala SAB de CV, Class B Shares	836,043
433,928	Infraestructura Energetica Nova SAB de CV	2,372,422
1,275,000	Qualitas Controladora SAB de CV	2,322,697
768,780	Unifin Financiera SAB de CV SOFOM ENR	2,515,958

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Mexico - 1.2% - (continued)
724,247	Wal-Mart de Mexico SAB de CV	$1,709,944

	Total Mexico	16,601,837

Netherlands - 1.0%
97,125	Altice NV, Class A Shares*(a)	767,861
856	ASM International NV	59,208
15,728	ASML Holding NV	2,765,355
10,404	Core Laboratories NV(a)	1,048,203
44,175	Heineken NV	4,502,539
127,283	ING Groep NV	2,298,027
16,200	NXP Semiconductors NV*	1,836,918

	Total Netherlands	13,278,111

New Zealand - 0.2%
234,023	Freightways Ltd.	1,282,453
390,953	Restaurant Brands New Zealand Ltd.	1,862,565

	Total New Zealand	3,145,018

Nigeria - 0.0%
1,357,050	Lekoil Ltd., CDI*	306,606

Norway - 0.1%
77,462	DNB ASA	1,414,144

Pakistan - 0.3%
883,310	Hascol Petroleum Ltd.	2,225,900
1,217,215	Pak Elektron Ltd.	616,250
358,700	PAK Suzuki Motor Co., Ltd.	1,627,214

	Total Pakistan	4,469,364

Panama - 0.2%
20,995	Copa Holdings SA, Class A Shares	2,817,319

Peru - 0.1%
4,703	Credicorp Ltd.	992,474

Philippines - 1.0%
2,102,335	Ayala Land Inc.	1,794,881
720,448	BDO Unibank Inc.	2,091,052
1,313,416	Concepcion Industrial Corp.	1,642,030
5,888,065	Metro Pacific Investments Corp.	783,843
19,050,743	Pepsi-Cola Products Philippines Inc.	897,356
2,225,404	Philippine Seven Corp.	6,562,992

	Total Philippines	13,772,154

Poland - 0.2%
28,682	AmRest Holdings SE*	2,969,661

Russia - 0.5%
217,500	Sberbank of Russia PJSC, ADR	3,604,334
84,864	Yandex NV, Class A Shares*	2,809,847

	Total Russia	6,414,181

Singapore - 0.4%
922,626	Global Logistic Properties Ltd.	2,291,952
1,583,000	Riverstone Holdings Ltd.	1,221,767
82,200	Sea Ltd., ADR*(a)	953,520
1,558,500	Sheng Siong Group Ltd.	1,088,186

	Total Singapore	5,555,425

South Africa - 0.9%
88,077	Bid Corp., Ltd	1,893,511

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
South Africa - 0.9% - (continued)
167,999	Bidvest Group Ltd.	$2,347,089
853,612	FirstRand Ltd.	3,514,652
1,869,196	Italtile Ltd.	1,770,977
785,300	Peregrine Holdings Ltd.	1,532,204
785,300	Sandown Capital Pty Ltd.*	209,528
25,110	Sasol Ltd.	786,608
16,739	Sasol Ltd., ADR	527,111

	Total South Africa.	12,581,680

South Korea - 2.4%
46,972	DIO Corp.*	1,433,372
79,207	KB Financial Group Inc.	4,359,553
3,307	LG Household & Health Care Ltd.	3,572,705
49,814	Minwise Co., Ltd.	1,213,523
5,554	NAVER Corp.	4,095,170
7,536	Netmarble Games Corp.*(d)	1,166,761
4,112	Samsung Electronics Co., Ltd.	9,665,196
13,646	Samsung Life Insurance Co., Ltd.	1,611,141
36,150	Shinhan Financial Group Co., Ltd.	1,617,515
51,391	TES Co., Ltd.	1,818,025
34,962	Vieworks Co., Ltd.	1,268,436

	Total South Korea	31,821,397

Spain - 1.0%
136,137	Amadeus IT Group SA	9,829,130
168,848	Grifols SA, ADR	3,841,292

	Total Spain	13,670,422

Sweden - 1.4%
153,260	Essity AB, Class B Shares*	4,457,030
93,867	eWork Group AB	1,210,826
341,653	Fortnox AB	1,910,370
56,250	Hexagon AB, Class B Shares	2,764,248
52,235	HMS Networks AB	807,015
89,028	Kopparbergs Bryggeri AB, Class B Shares	2,220,759
43,584	RaySearch Laboratories AB*	742,165
332,597	Svenska Handelsbanken AB, Class A Shares	4,546,613

	Total Sweden	18,659,026

Switzerland - 3.9%
22,764	Cie Financiere Richemont SA, Class Registered Shares	1,959,237
24,719	GAM Holding AG*	392,362
1,762	Geberit AG, Class Registered Shares	765,954
2,855	Givaudan SA, Class Registered Shares	6,492,717
67,038	Julius Baer Group Ltd.*	3,942,139
226,908	Nestle SA, Class Registered Shares	19,426,217
33,093	Roche Holding AG	8,350,321
4,916	Schindler Holding AG	1,110,196
1,297	SGS SA, Class Registered Shares	3,209,137
80	Sika AG	617,791
363,616	UBS Group AG, Class Registered Shares*	6,284,739

	Total Switzerland	52,550,810

Taiwan - 2.8%
138,260	Advanced Ceramic X Corp.	1,650,156
252,000	Delta Electronics Inc.	1,151,253

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Taiwan - 2.8% - (continued)
95,072	Eclat Textile Co., Ltd.	$859,950
691,000	Far EasTone Telecommunications Co., Ltd.	1,647,054
105,000	Ginko International Co., Ltd.	651,085
475,000	Hota Industrial Manufacturing Co., Ltd.	2,108,372
392,410	Hu Lane Associate Inc.	2,026,851
245,382	Makalot Industrial Co., Ltd.	989,998
147,400	Onyx Healthcare Inc.	784,587
82,820	Poya International Co., Ltd.	1,029,486
462,000	Taiwan Mobile Co., Ltd.	1,657,850
818,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,151,933
262,910	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,411,236
424,803	TCI Co., Ltd.	4,118,673
152,000	Voltronic Power Technology Corp.	2,766,544

	Total Taiwan	38,005,028

Thailand - 0.3%
61,898	Bangkok Bank PCL, Class F Shares	407,989
155,236	Bangkok Bank PCL, NVDR	949,245
801,000	CP ALL PCL, Class F Shares	1,792,001
6,233,800	Plan B Media PCL, Class F Shares(a)	1,232,241

	Total Thailand	4,381,476

Turkey - 0.2%
161,377	Logo Yazilim Sanayi Ve Ticaret AS*	2,310,918

United Arab Emirates - 0.2%
70,257	DP World Ltd.	1,686,216
468,110	First Abu Dhabi Bank PJSC	1,289,682

	Total United Arab Emirates	2,975,898

United Kingdom - 7.1%
449,425	Advanced Medical Solutions Group PLC	1,910,137
31,100	AstraZeneca PLC, ADR	1,022,257
77,923	Avon Rubber PLC	1,233,891
88,372	BAE Systems PLC	660,089
177,503	British American Tobacco PLC	11,291,717
142,821	Bunzl PLC	4,087,450
40,744	Burberry Group PLC	946,382
98,978	Cairn Energy PLC*	283,564
177,298	Capita PLC	1,119,933
458,379	Clipper Logistics PLC	2,637,641
259,504	Compass Group PLC	5,266,060
738,533	ConvaTec Group PLC(d)	1,941,167
5,184	Croda International PLC	299,832
138,552	Experian PLC	2,865,993
416,458	GB Group PLC	2,450,291
47,752	Gear4Music Holdings PLC*	452,122
158,119	Halma PLC	2,738,470
707,348	Horizon Discovery Group PLC*	2,286,494
96,015	IG Group Holdings PLC	837,933
149,305	IMI PLC	2,524,940
28,595	Intertek Group PLC	2,023,642
65,579	Jardine Lloyd Thompson Group PLC	1,176,133
64,833	Liberty Global PLC, Class C Shares*	1,998,801
70,000	Liberty Global PLC LiLAC, Class C Shares*	1,452,500

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
United Kingdom - 7.1% - (continued)
23,123	LivaNova PLC*	$2,015,863
2,305,503	Lloyds Banking Group PLC	2,053,686
14,090	London Stock Exchange Group PLC	720,960
247,031	Patisserie Holdings PLC	1,249,219
124,700	Prudential PLC	3,137,333
192,835	Purplebricks Group PLC*(a)	930,834
110,381	Reckitt Benckiser Group PLC	9,690,551
89,552	RELX NV	2,051,739
128,649	Rentokil Initial PLC	553,548
237,649	Sanne Group PLC	2,347,523
302,235	Scapa Group PLC	2,001,421
342,408	Smart Metering Systems PLC(a)	3,623,798
152,603	Smith & Nephew PLC	2,699,048
39,852	Spectris PLC	1,349,835
32,870	Spirax-Sarco Engineering PLC	2,554,381
629,404	Tullow Oil PLC*	1,523,889
1,176,863	Vodafone Group PLC	3,569,136

	Total United Kingdom	95,580,203

United States - 3.0%
23,789	Analog Devices Inc.	2,048,471
20,693	ANSYS Inc.*	3,066,496
133,568	Cadence Design Systems Inc.*	5,864,971
86,020	Colgate-Palmolive Co.	6,232,149
26,362	DENTSPLY SIRONA Inc.	1,766,517
20,200	Mastercard Inc., Class A Shares	3,039,494
17,797	Nordson Corp.	2,284,423
3,132	NVIDIA Corp.	628,624
19,372	Philip Morris International Inc.	1,990,473
3,172	Priceline Group Inc.*	5,518,360
95,192	Shire PLC	4,722,044
35,828	Texas Instruments Inc.	3,485,706

	Total United States	40,647,728

	TOTAL COMMON STOCKS (Cost - $868,743,490)	981,868,332

EXCHANGE TRADED FUNDS (ETFs) - 23.5%
United States - 23.5%
3,141,277	iShares Core MSCI EAFE, Class I Shares	206,790,265
1,972,117	iShares Core MSCI Emerging Markets, Class I Shares	110,142,734

	Total United States	316,932,999

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $278,911,024)	316,932,999

RIGHTS - 0.1%
Egypt - 0.1%
6,773,816	Cleopatra Hospital*	1,149,241

Pakistan - 0.0%
148,120	Hascol Petroleum Ltd.*(e)	140,584

	TOTAL RIGHTS (Cost - $1,071,553)	1,289,825

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,148,726,067)	1,300,091,156

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.8%
TIME DEPOSITS - 3.8%
39,120	NZD	ANZ National Bank - London, 0.700% due 12/1/17	$26,737
$ 25,035,103		BNP Paribas - Paris, 0.600% due 12/1/17	25,035,103
		Brown Brothers Harriman - Grand Cayman:
893,811	JPY	(0.230)% due 12/1/17	7,942
5,315	HKD	0.070% due 12/1/17	681
9	GBP	0.155% due 12/1/17	12
75	AUD	0.446% due 12/1/17	57
411,161	ZAR	5.302% due 12/1/17	29,973
		Citibank - London:
119,131	EUR	(0.568)% due 12/1/17	141,795
53,446	GBP	0.155% due 12/1/17	72,280
5,823,850		Citibank - New York, 0.600% due 12/1/17	5,823,850
9,934,232		Industrial & Commercial Bank of China - New York, 0.600% due 12/1/17	9,934,232
80,907	AUD	National Australia Bank - London, 0.446% due 12/1/17	61,198
16,931,249	JPY	Skandinaviska Enskilda Banken AB - Stockholm, (0.230)% due 12/1/17	150,440
10,453,789		Standard Chartered Bank - London, 0.600% due 12/1/17	10,453,789
43,941	CAD	Wells Fargo - Grand Cayman, 0.250% due 12/1/17	34,056

		TOTAL TIME DEPOSITS (Cost - $ 51,772,145)	51,772,145

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.9% MONEY MARKET FUND - 1.9%
24,848,037		Federated Government Obligations Fund, Premier Class(f) (Cost - $ 24,848,037)	24,848,037

		TOTAL INVESTMENTS - 102.1% (Cost - $ 1,225,346,249#)	1,376,711,338

		Liabilities in Excess of Other Assets - (2.1)%	(28,262,966)

		TOTAL NET ASSETS - 100.0%.	$1,348,448,372

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security.
(c)	Security trades on the Hong Kong exchange.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
NVDR	—	Non Voting Depository Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.0%
Financial	12.5
Communications	9.9
Industrial	8.3
Technology	7.9
Consumer Cyclical	7.1
Basic Materials	1.9
Energy	1.5
Diversified	0.7
Utilities	0.6
Exchange Traded Funds (ETFs)	23.0
Short-Term Investments	3.8
Money Market Fund	1.8

100.0%

^	As a percentage of total investments.

At November 30, 2017, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	951,000	MSC	$1,137,923	2/23/18	$3,000
Euro	951,000	MSC	1,137,923	2/23/18	5,758

					8,758

Contracts to Sell:
British Pound	1,203,000	MSC	1,630,006	1/19/18	(48,891)
Japanese Yen	267,789,000	BCLY	2,385,988	1/19/18	(20,666)
Japanese Yen	477,997,500	MSC	4,266,383	2/23/18	164,237
Japanese Yen	477,997,500	MSC	4,266,383	2/23/18	167,114

					261,794

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$270,552

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Currency Abbreviations used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NZD	— New Zealand Dollar
ZAR	— South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	— Barclays Bank PLC
MSC	— Morgan Stanley

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 78.6%
BASIC MATERIALS - 2.1%
Chemicals - 1.8%
6,839	Agrium Inc.	$751,880
59,562	DowDuPont Inc.*	4,286,082
6,866	Eastman Chemical Co.	634,212
8,282	LyondellBasell Industries NV, Class A Shares	867,125

	Total Chemicals	6,539,299

Forest Products & Paper - 0.3%
23,103	International Paper Co.	1,307,861

	TOTAL BASIC MATERIALS	7,847,160

COMMUNICATIONS - 13.3%
Telecommunications - 13.3%
376,092	AT&T Inc.	13,682,227
159,375	BCE Inc.	7,625,048
43,795	CenturyLink Inc.	638,969
184,451	Cisco Systems Inc.	6,880,022
240,479	Nokia OYJ	1,206,746
61,816	Orange SA	1,065,388
176,193	Verizon Communications Inc.	8,966,462
2,375,835	Vodafone Group PLC	7,206,937
51,284	Vodafone Group PLC, ADR	1,578,521

	Total Telecommunications	48,850,320

	TOTAL COMMUNICATIONS	48,850,320

CONSUMER CYCLICAL - 3.5%
Airlines - 0.4%
17,349	American Airlines Group Inc.	875,951
11,569	Delta Air Lines Inc.	612,231

	Total Airlines	1,488,182

Auto Manufacturers - 0.4%
122,822	Ford Motor Co.	1,537,731

Home Furnishings - 0.5%
9,733	Whirlpool Corp.	1,640,692

Lodging - 0.6%
30,350	Las Vegas Sands Corp.	2,102,951

Retail - 1.6%
43,415	Kohl’s Corp.	2,082,618
18,404	Nordstrom Inc.	836,462
49,411	Target Corp.	2,959,719

	Total Retail	5,878,799

	TOTAL CONSUMER CYCLICAL	12,648,355

CONSUMER NON-CYCLICAL - 21.2%
Agriculture - 9.0%
157,894	Altria Group Inc.	10,709,950
15,925	British American Tobacco PLC	1,009,869
155,578	Imperial Brands PLC	6,447,821
144,184	Philip Morris International Inc.	14,814,906

	Total Agriculture	32,982,546

Beverages - 1.9%
134,300	Coca-Cola Co.	6,146,911

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 21.2% - (continued)
Beverages - 1.9% - (continued)
5,750	PepsiCo Inc.	$669,990

	Total Beverages	6,816,901

Cosmetics/Personal Care - 1.3%
54,181	Procter & Gamble Co.	4,875,748

Food - 0.6%
39,600	General Mills Inc.	2,239,776

Household Products/Wares - 0.6%
19,850	Kimberly-Clark Corp.	2,377,236

Pharmaceuticals - 7.8%
65,392	AbbVie Inc.	6,337,793
61,475	AstraZeneca PLC	3,971,540
206,150	GlaxoSmithKline PLC	3,567,211
16,649	Johnson & Johnson	2,319,705
92,636	Merck & Co., Inc.	5,119,992
127,294	Pfizer Inc.	4,615,680
29,075	Sanofi	2,650,859

	Total Pharmaceuticals	28,582,780

	TOTAL CONSUMER NON-CYCLICAL	77,874,987

ENERGY - 12.0%
Oil & Gas - 11.7%
608,400	BP PLC	4,024,315
95,123	BP PLC, ADR	3,811,579
84,413	Chevron Corp.	10,044,303
49,620	Eni SpA	815,621
72,558	Exxon Mobil Corp.	6,043,356
107,243	Occidental Petroleum Corp.	7,560,631
104,984	Royal Dutch Shell PLC, Class A Shares	3,347,187
109,331	TOTAL SA	6,168,871
9,484	Valero Energy Corp.	812,020

	Total Oil & Gas	42,627,883

Oil & Gas Services - 0.2%
27,294	Baker Hughes a GE Co.	811,451

Pipelines - 0.1%
11,059	Enbridge Inc.	417,035

	TOTAL ENERGY	43,856,369

FINANCIAL - 8.7%
Banks - 3.1%
71,083	Bank of America Corp.	2,002,408
19,300	Canadian Imperial Bank of Commerce	1,767,178
14,065	Citigroup Inc.	1,061,907
26,890	JPMorgan Chase & Co.	2,810,543
31,967	Morgan Stanley	1,649,817
7,371	SunTrust Banks Inc.	454,275
26,506	Wells Fargo & Co.	1,496,794

	Total Banks	11,242,922

Diversified Financial Services - 0.2%
1,533	BlackRock Inc., Class A Shares	768,324

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
FINANCIAL - 8.7% - (continued)
Equity Real Estate Investment Trusts (REITs) - 3.6%
46,025	Crown Castle International Corp.	$5,200,825
13,675	Digital Realty Trust Inc.	1,595,872
28,250	National Retail Properties Inc.	1,160,228
39,050	Omega Healthcare Investors Inc.(a)	1,048,492
6,325	Public Storage	1,347,984
45,075	Ventas Inc.	2,885,251

	Total Equity Real Estate Investment Trusts (REITs)	13,238,652

Insurance - 1.8%
9,491	Arthur J Gallagher & Co.	624,793
13,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	3,003,983
26,501	Prudential Financial Inc.	3,069,876

	Total Insurance.	6,698,652

	TOTAL FINANCIAL	31,948,550

INDUSTRIAL - 2.6%
Aerospace/Defense - 0.4%
92,173	BAE Systems PLC	688,094
2,187	Lockheed Martin Corp.	697,916

	Total Aerospace/Defense	1,386,010

Miscellaneous Manufacturers - 0.5%
8,589	Ingersoll-Rand PLC	752,568
8,145	Siemens AG, Class Registered Shares	1,107,122

	Total Miscellaneous Manufacturers	1,859,690

Packaging & Containers - 0.6%
38,069	Graphic Packaging Holding Co.	582,836
24,545	WestRock Co.	1,531,854

	Total Packaging & Containers	2,114,690

Transportation - 1.1%
17,540	Union Pacific Corp.	2,218,810
17,350	United Parcel Service Inc., Class B Shares	2,107,157

	Total Transportation	4,325,967

	TOTAL INDUSTRIAL	9,686,357

TECHNOLOGY - 4.2%
Computers - 0.4%
9,630	International Business Machines Corp.	1,482,731

Semiconductors - 2.3%
149,577	Intel Corp.	6,707,032
28,003	QUALCOMM Inc.	1,857,719

	Total Semiconductors	8,564,751

Software - 1.5%
49,893	Microsoft Corp.	4,199,494
15,225	Paychex Inc.	1,024,795

	Total Software	5,224,289

	TOTAL TECHNOLOGY	15,271,771

UTILITIES - 11.0%
Electric - 9.6%
24,469	Ameren Corp.	1,565,037
42,387	American Electric Power Co., Inc.	3,290,503
58,025	Dominion Energy Inc.	4,881,643
9,761	DTE Energy Co.	1,128,079
96,876	Duke Energy Corp.	8,639,402

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units		Security	Value
UTILITIES - 11.0% - (continued)
Electric - 9.6% - (continued)
15,182		Entergy Corp.	$1,312,939
36,666		Exelon Corp.	1,529,339
150,275		PPL Corp.	5,510,584
47,150		Public Service Enterprise Group Inc.	2,501,779
46,215		Southern Co.	2,366,208
46,808		Xcel Energy Inc.	2,415,761

		Total Electric	35,141,274

Gas - 1.1%
342,108		National Grid PLC	4,094,601

Water - 0.3%
43,090		Veolia Environnement SA	1,090,124

		TOTAL UTILITIES	40,325,999

		TOTAL COMMON STOCKS (Cost - $276,037,638)	288,309,868

EXCHANGE TRADED FUND (ETF) - 18.3%
755,902		iShares Core High Dividend, Class I Shares (Cost - $63,536,543)	67,177,011

CONVERTIBLE PREFERRED STOCKS - 0.4%
CONSUMER NON-CYCLICAL - 0.2%
Healthcare-Products - 0.2%
11,428		Becton Dickinson & Co., 6.125%	693,451

UTILITIES - 0.2%
Electric - 0.2%
13,049		NextEra Energy Inc., 6.123%	735,963

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,382,822)	1,429,414

EQUITY LINKED NOTE - 0.2%
FINANCIAL - 0.2%
Banks - 0.2%
44,430		Credit Suisse AG, zero coupon, due 1/16/18*(b) (Cost - $630,017)	668,894

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $341,587,020)	357,585,187

Face Amount†
SHORT-TERM INVESTMENTS - 2.2%
TIME DEPOSITS - 2.2%
$ 2,270,997		ANZ National Bank - London, 0.600% due 12/1/17	2,270,997
7,938	GBP	Brown Brothers Harriman - Grand Cayman, 0.155% due 12/1/17	10,736
2,747,840		Industrial & Commercial Bank of China - New York, 0.600% due 12/1/17	2,747,840
3,291,439		Wells Fargo - Grand Cayman, 0.600% due 12/1/17	3,291,439

		TOTAL TIME DEPOSITS (Cost - $8,321,012)	8,321,012

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Face Amount†	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%
$ 1,057,324	Federated Government Obligations Fund, Premier Class(c) (Cost - $ 1,057,324)	$1,057,324

	TOTAL INVESTMENTS - 100.0% (Cost - $ 350,965,356#)	366,963,523

	Liabilities in Excess of Other Assets - 0.0%	(98,085)

	TOTAL NET ASSETS - 100.0%.	$366,865,438

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

GBP	—	British Pound

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.4%
Communications	13.3
Energy	12.0
Utilities	11.2
Financial	8.9
Technology	4.2
Consumer Cyclical	3.4
Industrial	2.6
Basic Materials	2.1
Exchange Traded Fund (ETF)	18.3
Short-Term Investments	2.3
Money Market Fund	0.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS - 66.5%
Canada - 25.2%
1,048,164	First Quantum Minerals Ltd.	$12,047,489
14,308	Hudbay Minerals Inc.	103,907
502,531	Peyto Exploration & Development Corp.(a)	5,962,991
334,320	Tourmaline Oil Corp.*	6,006,229
6,442,818	Turquoise Hill Resources Ltd.*	19,006,313
946,600	Whitecap Resources Inc.	6,448,839
29,444	Whitecap Resources Inc., Private Placement, Subscription Receipts, (Restricted)*	201,123

	Total Canada	49,776,891

United Kingdom - 0.7%
1,692,928	Ophir Energy PLC*	1,488,185

United States - 40.6%
646,940	Antero Resources Corp.*	12,291,860
228,952	Cabot Oil & Gas Corp.	6,628,160
79,541	Centennial Resource Development Inc., Class A Shares*	1,613,887
257,973	Centennial Resources Development Inc., Private Placement(b)*	5,234,272
48,217	Concho Resources Inc.*	6,743,630
1,438,860	Denbury Resources Inc.*	2,518,005
835,406	Kosmos Energy Ltd.*	6,666,540
995,173	Laredo Petroleum Inc.*	10,638,399
245,400	Noble Energy Inc.	6,454,020
724,693	Range Resources Corp.	13,058,968
819,898	SRC Energy Inc.*	7,182,306
35,450	US Silica Holdings Inc.	1,175,877

	Total United States	80,205,924

	TOTAL COMMON STOCKS (Cost - $137,368,291)	131,471,000

EXCHANGE TRADED FUND (ETF) - 28.2%
United States - 28.2%
1,113,959	iShares Core US REIT, Class I Shares (Cost - $54,169,293)	55,764,788

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $191,537,584)	187,235,788

Face Amount†
SHORT-TERM INVESTMENTS - 5.4%
TIME DEPOSITS - 5.4%
$ 8,691,590		BNP Paribas - Paris, 0.600% due 12/1/17	8,691,590
		Brown Brothers Harriman - Grand Cayman:
5	CAD	0.250% due 12/1/17	4
12	AUD	0.446% due 12/1/17	9
54		0.600% due 12/1/17	54
1,991,379		Industrial & Commercial Bank of China - New York, 0.600% due 12/1/17	1,991,379

		TOTAL TIME DEPOSITS (Cost - $10,683,036)	10,683,036

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Face Amount†	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.2%
MONEY MARKET FUND - 3.2%
$ 6,290,065	Federated Government Obligations Fund, Premier Class(c) (Cost - $ 6,290,065)	$6,290,065

	TOTAL INVESTMENTS - 103.3% (Cost - $208,510,685#)	204,208,889

	Liabilities in Excess of Other Assets - (3.3)%	(6,616,626)

	TOTAL NET ASSETS - 100.0%.	$197,592,263

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar

Summary of Investments by Security Sector^
Energy	48.6%
Basic Materials	15.8
Exchange Traded Fund (ETF)	27.3
Short-Term Investments	5.2
Money Market Fund	3.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 21.9%
U.S. GOVERNMENT OBLIGATIONS - 21.3%
	U.S. Treasury Bonds:
$ 1,500,000	5.250% due 11/15/28	$1,901,953
3,500,000	6.250% due 5/15/30	4,909,570
500,000	5.375% due 2/15/31	662,168
3,300,000	4.500% due 5/15/38	4,248,105
3,500,000	4.375% due 11/15/39	4,448,555
3,500,000	3.875% due 8/15/40	4,161,172
3,000,000	4.375% due 5/15/41	3,832,500
2,500,000	3.125% due 11/15/41	2,646,289
3,500,000	2.750% due 8/15/42	3,463,633
4,880,000	3.125% due 2/15/43	5,155,834
3,500,000	3.125% due 8/15/44	3,698,105
2,950,000	3.000% due 11/15/45	3,043,455
500,000	2.500% due 5/15/46	466,445
3,500,000	3.000% due 2/15/47	3,610,742
1,000,000	3.000% due 5/15/47	1,031,641
1,000,000	2.750% due 8/15/47	981,680
	U.S. Treasury Notes:
11,710,000	1.000% due 3/15/18	11,699,517
2,750,000	1.375% due 12/31/18	2,740,332
1,750,000	1.125% due 1/15/19	1,738,789
5,000,000	2.750% due 2/15/19	5,060,937
5,000,000	3.125% due 5/15/19	5,099,805
3,000,000	3.625% due 8/15/19	3,093,164
6,000,000	1.000% due 10/15/19	5,912,578
6,000,000	1.375% due 12/15/19	5,948,672
7,000,000	1.375% due 1/31/20	6,936,016
4,000,000	1.625% due 3/15/20	3,980,781
3,000,000	1.125% due 4/30/20	2,948,789
7,000,000	3.500% due 5/15/20	7,275,352
5,000,000	1.375% due 5/31/20	4,941,211
15,300,000	1.500% due 5/31/20	15,164,332
2,500,000	1.500% due 6/15/20	2,477,539
4,000,000	1.625% due 6/30/20	3,975,312
3,000,000	1.500% due 7/15/20	2,971,406
3,000,000	2.625% due 8/15/20	3,058,477
11,000,000	1.375% due 9/30/20	10,842,734
2,000,000	1.750% due 12/31/20	1,988,672
14,620,000	2.125% due 1/31/21	14,699,953
4,000,000	1.875% due 1/31/22	3,965,781
6,000,000	1.750% due 2/28/22	5,921,484
14,440,000	1.750% due 3/31/22	14,237,502
2,000,000	1.875% due 3/31/22	1,980,938
500,000	1.625% due 8/15/22	489,277
20,000,000	1.875% due 9/30/22	19,756,250
6,000,000	1.875% due 10/31/22	5,924,766
6,000,000	1.750% due 1/31/23	5,876,719
5,000,000	1.500% due 3/31/23	4,826,953
6,000,000	1.625% due 5/31/23	5,819,766

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 21.3% - (continued)
$ 6,000,000	1.375% due 8/31/23	$5,724,609
5,000,000	1.625% due 10/31/23	4,831,055
6,000,000	2.250% due 12/31/23	5,997,188
5,000,000	2.750% due 2/15/24	5,138,281
9,610,000	2.125% due 2/29/24	9,526,663
9,500,000	2.125% due 3/31/24	9,411,309
2,000,000	2.500% due 5/15/24	2,024,844
900,000	2.000% due 5/31/24	884,215
4,000,000	2.000% due 6/30/24	3,927,188
1,000,000	1.875% due 8/31/24	973,516
400,000	2.125% due 9/30/24	395,297
2,000,000	2.250% due 11/15/24	1,991,172
12,780,000	1.625% due 5/15/26	12,028,676
400,000	2.375% due 5/15/27	398,234
1,500,000	2.250% due 11/15/27	1,477,617
	TOTAL U.S. GOVERNMENT OBLIGATIONS	304,345,515

U.S. GOVERNMENT AGENCIES - 0.6%
4,500,000	Federal Home Loan Bank (FHLB), 1.375% due 3/18/19	4,477,032
	Federal Home Loan Mortgage Corp. (FHLMC):
2,000,000	2.375% due 1/13/22	2,019,624
1,300,000	6.250% due 7/15/32	1,819,156
500,000	Federal National Mortgage Association (FNMA), 1.875% due 9/24/26	472,036
	TOTAL U.S. GOVERNMENT AGENCIES	8,787,848

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $314,163,751)	313,133,363

MORTGAGE-BACKED SECURITIES - 20.1%
FHLMC - 7.1%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
3,600,000	2.500% due 12/1/32 - 12/1/47(a)	3,585,561
14,125,000	3.000% due 12/1/32 - 12/1/47(a)	14,169,071
38,141,551	3.000% due 3/1/42 - 2/1/47	38,143,896
12,375,000	3.500% due 12/1/33 - 12/1/47(a)	12,693,423
25,412,174	3.500% due 12/1/46	26,216,155
2,025,000	4.000% due 12/1/42 (a)	2,115,018
4,600,272	4.000% due 5/1/46	4,870,495
100,000	4.500% due 12/1/42 (a)	106,275

	TOTAL FHLMC	101,899,894

FNMA - 10.4%
	Federal National Mortgage Association (FNMA):
1,700,000	2.490% due 9/1/28	1,629,196
5,650,000	2.500% due 12/1/32 - 12/1/47(a)	5,626,386
20,100,000	3.000% due 12/1/32 - 12/1/47(a)	20,153,183
43,659,137	3.000% due 2/1/43 - 6/1/43	43,772,911
30,939,882	3.500% due 2/1/32 - 3/1/47	31,894,750
14,525,000	3.500% due 12/1/32 - 12/1/47(a)	14,889,726
3,850,000	4.000% due 12/1/32 - 12/1/47(a)	3,993,009
9,045,018	4.000% due 5/1/45 - 4/1/47	9,537,350

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
FNMA - 10.4% - (continued)
$ 7,729,554	4.500% due 10/1/47	$8,219,261
8,106,710	5.000% due 4/1/40 - 3/1/47	8,896,723

	TOTAL FNMA	148,612,495

GNMA - 2.6%
	Government National Mortgage Association II (GNMA):
500,000	2.500% due 12/1/47(a)	487,275
10,100,000	3.000% due 12/1/47(a)	10,177,328
12,796,444	3.500% due 4/20/47	13,242,106
3,750,000	3.500% due 12/1/47(a)	3,876,562
7,395,493	4.000% due 9/20/47 - 11/20/47	7,751,347
477,300	4.500% due 8/20/47	504,964
225,000	4.500% due 12/1/47(a)	236,963

	TOTAL GNMA	36,276,545

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $287,441,707)	286,788,934

CORPORATE BONDS & NOTES - 18.8%
Basic Materials - 0.5%
250,000	Agrium Inc., Senior Unsecured Notes, 6.125% due 1/15/41	315,723
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	357,692
400,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	418,382
300,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	317,516
	Dow Chemical Co., Senior Unsecured Notes:
100,000	4.250% due 11/15/20	104,744
250,000	4.625% due 10/1/44	267,696
205,000	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.750% due 5/15/22(b)	208,329
780,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(b)	800,049
710,000	International Paper Co., Senior Unsecured Notes, 3.000% due 2/15/27	686,180
100,000	Inversiones CMPC SA, Company Guaranteed Notes, 6.125% due 11/5/19	107,080
500,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	497,668
250,000	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	259,936
435,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	431,524
750,000	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 2.875% due 8/21/22(c)	757,545
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	129,684
125,000	6.750% due 4/16/40	161,049
300,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	299,780
500,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	579,945

	Total Basic Materials	6,700,522

Communications - 1.8%
	21st Century Fox America Inc., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	250,119
250,000	4.750% due 11/15/46	263,242
415,000	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(b)	422,263
	Amazon.com Inc., Senior Unsecured Notes:
620,000	2.800% due 8/22/24(b)	617,229
885,000	3.800% due 12/5/24	930,483
250,000	3.150% due 8/22/27(b)	250,082
250,000	4.050% due 8/22/47(b)	260,161
	America Movil SAB de CV:
200,000	Company Guaranteed Notes, 5.000% due 3/30/20	211,423

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 1.8% - (continued)
$ 250,000	Senior Unsecured Notes, 4.375% due 7/16/42	$260,124
	AT&T Inc., Senior Unsecured Notes:
500,000	3.200% due 3/1/22	505,690
680,000	3.800% due 3/1/24	694,326
250,000	4.250% due 3/1/27	254,631
150,000	3.900% due 8/14/27	148,954
250,000	5.250% due 3/1/37	260,268
150,000	4.900% due 8/14/37	149,395
250,000	5.350% due 9/1/40	261,077
200,000	5.150% due 2/14/50	197,973
500,000	5.700% due 3/1/57	535,697
1,500,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,523,544
600,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	638,414
1,000,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	1,010,601
45,000	CBS Corp., Company Guaranteed Notes, 3.700% due 6/1/28(b)	43,984
	CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes:
105,000	4.000% due 3/1/23(b)	104,934
75,000	5.125% due 5/1/23(b)	77,625
	Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Notes:
375,000	4.464% due 7/23/22	390,879
250,000	4.908% due 7/23/25	264,070
250,000	6.484% due 10/23/45	287,437
245,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)	237,650
	Cisco Systems Inc., Senior Unsecured Notes:
500,000	2.200% due 9/20/23	488,134
540,000	2.500% due 9/20/26	520,520
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	251,919
250,000	3.300% due 2/1/27	251,760
935,000	4.400% due 8/15/35	1,005,684
500,000	3.400% due 7/15/46	454,873
75,000	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	80,625
500,000	Digicel Group Ltd., Senior Unsecured Notes, 7.125% due 4/1/22	451,685
400,000	Discovery Communications LLC, Company Guaranteed Notes, 3.800% due 3/13/24	403,258
	eBay Inc., Senior Unsecured Notes:
550,000	2.750% due 1/30/23	544,559
100,000	4.000% due 7/15/42	91,356
890,000	Expedia Inc., Company Guaranteed Notes, 3.800% due 2/15/28(b)	855,016
420,000	Gray Television Inc., Company Guaranteed Notes, 5.125% due 10/15/24(b)	418,425
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	265,281
440,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 8/15/22	446,050
310,000	Level 3 Parent LLC, Senior Unsecured Notes, 5.750% due 12/1/22	312,892
210,000	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 8/1/24(b)	214,725
500,000	Ooredoo International Finance Ltd., Company Guaranteed Notes, 3.875% due 1/31/28	496,750
195,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Company Guaranteed Notes, 5.250% due 2/15/22	200,483
400,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	426,201
	Sirius XM Radio Inc., Company Guaranteed Notes:
185,000	3.875% due 8/1/22(b)	186,424
150,000	5.375% due 7/15/26(b)	157,125

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 1.8% - (continued)
	Telefonica Emisiones SAU, Company Guaranteed Notes:
$ 250,000	4.103% due 3/8/27	$255,726
200,000	5.213% due 3/8/47	219,601
300,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	305,958
	Time Warner Cable LLC, Senior Secured Notes:
500,000	4.000% due 9/1/21	513,790
150,000	7.300% due 7/1/38	184,752
250,000	4.500% due 9/15/42	231,240
	Time Warner Inc., Company Guaranteed Notes:
500,000	3.800% due 2/15/27	498,460
250,000	4.850% due 7/15/45	256,901
250,000	Tribune Media Co., Company Guaranteed Notes, 5.875% due 7/15/22	255,000
	Verizon Communications Inc., Senior Unsecured Notes:
500,000	2.946% due 3/15/22	502,857
520,000	3.500% due 11/1/24	526,599
250,000	4.125% due 3/16/27	259,885
500,000	5.250% due 3/16/37	546,600
750,000	5.012% due 4/15/49	776,746
75,000	4.672% due 3/15/55	71,254
	Viacom Inc., Senior Unsecured Notes:
250,000	3.450% due 10/4/26	237,165
200,000	5.850% due 9/1/43	200,151
250,000	Vodafone Group PLC, Senior Unsecured Notes, 4.375% due 2/19/43	251,277
	Walt Disney Co., Senior Unsecured Notes:
500,000	1.950% due 3/4/20	499,021
500,000	2.450% due 3/4/22	499,170
125,000	3.150% due 9/17/25	127,487

	Total Communications	26,795,660

Consumer Cyclical – 1.2%
435,000	1011778 BC ULC / New Red Finance Inc., Senior Secured Notes, 4.250% due 5/15/24(b)	435,652
315,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.625% due 10/15/22(c)	326,025
	American Honda Finance Corp., Senior Unsecured Notes:
500,000	2.000% due 2/14/20	498,102
500,000	2.900% due 2/16/24	502,435
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	303,235
	CK Hutchison International 17 II Ltd., Company Guaranteed Notes:
200,000	2.250% due 9/29/20(b)	198,132
200,000	2.750% due 3/29/23(b)	196,668
445,000	CRC Escrow Issuer LLC / CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(b)	445,000
	CVS Health Corp., Senior Unsecured Notes:
125,000	2.125% due 6/1/21	122,474
500,000	2.875% due 6/1/26	473,470
	Delta Air Lines Inc., Senior Unsecured Notes:
300,000	2.875% due 3/13/20	302,044
490,000	3.625% due 3/15/22	499,931
245,000	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	256,331
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	265,824
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	2.681% due 1/9/20	501,333
500,000	3.810% due 1/9/24	510,334

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Cyclical – 1.2% - (continued)
$ 205,000	General Motors Co., Senior Unsecured Notes, 2.192% (3-Month USD-LIBOR + 0.800%) due 8/7/20(d)	$206,447
	General Motors Financial Co., Inc., Company Guaranteed Notes:
500,000	3.450% due 1/14/22	507,276
920,000	3.950% due 4/13/24	942,665
500,000	4.350% due 1/17/27	513,747
1,500,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,538,076
310,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.125% due 11/15/23	321,625
440,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 4.250% due 9/1/24	446,600
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.125% due 9/15/26	233,399
250,000	3.500% due 9/15/56	229,638
250,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 3.700% due 4/15/46	244,506
415,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(b)	439,900
150,000	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	123,650
	McDonald’s Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	255,599
75,000	4.875% due 12/9/45	84,901
435,000	NCL Corp., Ltd, Senior Unsecured Notes, 4.750% due 12/15/21(b)	450,225
125,000	Newell Brands Inc., Senior Unsecured Notes, 5.375% due 4/1/36	144,691
300,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27	296,825
300,000	PACCAR Financial Corp., Senior Unsecured Notes, 1.950% due 2/27/20	298,798
435,000	Penske Automotive Group Inc., Company Guaranteed Notes, 3.750% due 8/15/20	442,069
400,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	408,878
285,000	Scientific Games International Inc., Senior Secured Notes, 7.000% due 1/1/22(b)	300,675
550,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(b)	559,625
125,000	Target Corp., Senior Unsecured Notes, 3.500% due 7/1/24	129,504
205,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.625% due 10/15/23	213,200
500,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.550% due 10/18/19	495,973
440,000	United Continental Holdings Inc., Company Guaranteed Notes, 4.250% due 10/1/22	441,100
500,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	489,921
	Wal-Mart Stores Inc., Senior Unsecured Notes:
250,000	2.550% due 4/11/23	250,401
250,000	3.300% due 4/22/24	260,426
250,000	4.300% due 4/22/44	285,061
300,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 4.150% due 4/1/24	301,404

	Total Consumer Cyclical	17,693,795

Consumer Non-cyclical - 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
250,000	3.750% due 11/30/26	254,857
250,000	4.900% due 11/30/46	279,254
	AbbVie Inc., Senior Unsecured Notes:
395,000	3.200% due 11/6/22	400,516
500,000	2.850% due 5/14/23	498,831
475,000	4.450% due 5/14/46	499,389
100,000	Actavis Inc., Company Guaranteed Notes, 3.250% due 10/1/22	100,608
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	3.500% due 7/29/20	202,706
400,000	3.950% due 1/19/22	409,825
	Allergan Funding SCS, Company Guaranteed Notes:
250,000	2.450% due 6/15/19	250,346

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
$ 825,000	3.800% due 3/15/25	$830,269
84,000	4.750% due 3/15/45	87,763
250,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	243,364
	Amgen Inc., Senior Unsecured Notes:
500,000	2.600% due 8/19/26	473,720
150,000	4.950% due 10/1/41	168,483
250,000	4.663% due 6/15/51	269,604
	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
500,000	1.900% due 2/1/19	499,031
810,000	2.650% due 2/1/21	816,031
125,000	3.650% due 2/1/26	128,223
450,000	4.700% due 2/1/36	498,234
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
600,000	7.750% due 1/15/19	637,163
350,000	4.950% due 1/15/42	392,339
200,000	3.750% due 7/15/42	191,861
	Anthem Inc., Senior Unsecured Notes:
765,000	3.300% due 1/15/23	776,391
100,000	4.650% due 1/15/43	106,268
200,000	4.375% due 12/1/47	205,855
	AstraZeneca PLC, Senior Unsecured Notes:
515,000	2.375% due 6/12/22	507,417
500,000	3.375% due 11/16/25	506,744
215,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 4/1/25	219,816
	Becton Dickinson & Co., Senior Unsecured Notes:
500,000	2.133% due 6/6/19	498,416
880,000	2.894% due 6/6/22	873,670
250,000	3.700% due 6/6/27	249,118
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	114,565
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
400,000	1.600% due 2/27/19	398,423
250,000	3.250% due 2/27/27	255,085
	Cardinal Health Inc., Senior Unsecured Notes:
875,000	3.410% due 6/15/27	855,802
250,000	4.368% due 6/15/47	245,637
	Celgene Corp., Senior Unsecured Notes:
500,000	3.875% due 8/15/25	515,002
885,000	4.350% due 11/15/47	893,873
425,000	Centene Corp., Senior Unsecured Notes, 4.750% due 1/15/25	435,965
200,000	Children’s Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	212,747
500,000	Coca-Cola Co., Senior Unsecured Notes, 1.375% due 5/30/19	496,861
150,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 3.875% due 11/26/23	157,402
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	347,860
500,000	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	542,287
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	141,662
1,200,000	Embotelladora Andina SA, Senior Unsecured Notes, 5.000% due 10/1/23	1,309,386
555,533	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	579,143
140,000	Envision Healthcare Corp., Company Guaranteed Notes, 6.250% due 12/1/24(b)	147,525
	Estee Lauder Cos., Inc., Senior Unsecured Notes:
300,000	1.800% due 2/7/20	298,204
200,000	4.150% due 3/15/47	214,273

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
$ 250,000	Express Scripts Holding Co., Company Guaranteed Notes, 4.800% due 7/15/46	$258,695
200,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	198,081
	Gilead Sciences Inc., Senior Unsecured Notes:
500,000	2.950% due 3/1/27	488,446
250,000	4.150% due 3/1/47	256,642
500,000	HCA Inc., Senior Secured Notes, 4.250% due 10/15/19	513,125
250,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	273,589
435,000	JBS USA LUX SA / JBS USA Finance, Inc., Company Guaranteed Notes 7.250% due 6/1/21(b)	444,518
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	249,969
150,000	2.950% due 3/3/27	150,942
250,000	3.625% due 3/3/37	258,315
	Kraft Heinz Foods Co., Company Guaranteed Notes:
790,000	2.800% due 7/2/20	795,909
500,000	3.000% due 6/1/26	477,861
250,000	5.200% due 7/15/45	270,503
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	192,769
800,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	815,145
210,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.875% due 11/1/24(b)	216,300
500,000	MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24(b)	508,750
	Medtronic Global Holdings SCA, Company Guaranteed Notes:
250,000	1.700% due 3/28/19	249,022
250,000	3.350% due 4/1/27	255,033
250,000	Medtronic Inc., Company Guaranteed Notes, 4.625% due 3/15/45	284,822
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	252,785
250,000	Merck Sharp & Dohme Corp., Company Guaranteed Notes, 5.000% due 6/30/19	261,978
500,000	Molson Coors Brewing Co., Company Guaranteed Notes, 2.250% due 3/15/20(b)	498,504
300,000	Moody’s Corp., Senior Unsecured Notes, 2.750% due 12/15/21	300,802
	Mylan NV, Company Guaranteed Notes:
250,000	2.500% due 6/7/19	249,809
250,000	3.150% due 6/15/21	251,382
250,000	5.250% due 6/15/46	266,456
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	10,073
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	1.800% due 2/14/20	248,602
250,000	2.400% due 5/17/22	249,671
150,000	3.100% due 5/17/27	151,797
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	507,160
150,000	2.375% due 10/6/26	142,745
250,000	3.450% due 10/6/46	238,713
	Pfizer Inc., Senior Unsecured Notes:
500,000	1.700% due 12/15/19	497,181
250,000	4.000% due 12/15/36	268,314
250,000	4.125% due 12/15/46	267,631
	Philip Morris International Inc., Senior Unsecured Notes:
250,000	2.000% due 2/21/20	248,489
500,000	2.625% due 2/18/22	500,657
100,000	4.125% due 3/4/43	101,487

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
$ 225,000	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(b)	$236,137
420,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(b)	436,275
305,000	Prime Security Services Borrower LLC / Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(b)	336,644
250,000	Procter & Gamble Co., Senior Unsecured Notes, 1.900% due 11/1/19	249,865
	Reynolds American Inc., Company Guaranteed Notes:
500,000	6.875% due 5/1/20	549,971
765,000	4.000% due 6/12/22	798,146
250,000	5.850% due 8/15/45	304,449
315,000	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	323,269
	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
500,000	1.900% due 9/23/19	495,190
125,000	2.875% due 9/23/23	122,311
420,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(b)	431,911
275,000	Spectrum Brands Inc., Company Guaranteed Notes, 6.625% due 11/15/22	285,313
	Sysco Corp., Company Guaranteed Notes:
500,000	1.900% due 4/1/19	498,830
570,000	3.250% due 7/15/27	566,644
	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
500,000	2.200% due 7/21/21	459,455
750,000	2.800% due 7/21/23	662,121
250,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.400% due 2/1/19	250,605
125,000	Total System Services Inc., Senior Unsecured Notes, 4.800% due 4/1/26	135,496
85,000	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(b)	88,931
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	160,539
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	745,309
250,000	4.250% due 4/15/47	268,525
295,000	Valeant Pharmaceuticals International Inc., Senior Secured Notes, 6.500% due 3/15/22(b)	309,750
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	130,776
300,000	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	317,625
300,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22(c)	304,522

	Total Consumer Non-cyclical	42,379,095

Diversified - 0.1%
	CK Hutchison International 17 Ltd., Company Guaranteed Notes:
200,000	2.875% due 4/5/22(b)	199,794
300,000	2.875% due 4/5/22	299,691
600,000	3.500% due 4/5/27(b)	598,730
200,000	Hutchison Whampoa International 12 II Ltd., Company Guaranteed Notes, 3.250% due 11/8/22	202,714

	Total Diversified	1,300,929

Energy - 2.5%
	Anadarko Petroleum Corp., Senior Unsecured Notes:
250,000	5.550% due 3/15/26	277,903
225,000	6.600% due 3/15/46	281,969
250,000	Apache Corp., Senior Unsecured Notes, 4.250% due 1/15/44	235,261
	BP Capital Markets PLC, Company Guaranteed Notes:
250,000	1.676% due 5/3/19	248,790
500,000	3.224% due 4/14/24	509,223
1,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,553,394

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.5% - (continued)
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
$ 865,000	2.950% due 1/15/23	$860,041
125,000	5.850% due 2/1/35	145,198
500,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27(b)	494,559
215,000	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25(b)	220,644
	Chevron Corp., Senior Unsecured Notes:
250,000	1.991% due 3/3/20	249,463
250,000	2.498% due 3/3/22	250,798
200,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	207,391
2,250,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	2,273,353
900,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.400% due 4/16/23	913,847
800,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	843,777
	ConocoPhillips Co., Company Guaranteed Notes:
250,000	4.950% due 3/15/26	281,716
250,000	5.950% due 3/15/46	325,676
200,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 5.412% due 12/30/25(b)	201,188
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	86,168
250,000	5.000% due 6/15/45	270,285
500,000	Ecopetrol SA, Senior Unsecured Notes, 5.375% due 6/26/26	538,450
250,000	Enbridge Inc., Senior Unsecured Notes, 3.700% due 7/15/27	249,200
415,000	Energy Transfer Equity LP, Senior Secured Notes, 4.250% due 3/15/23	418,112
	Energy Transfer LP, Senior Unsecured Notes:
695,000	4.750% due 1/15/26	722,761
250,000	4.200% due 4/15/27	249,642
250,000	5.300% due 4/15/47	243,427
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	504,442
635,000	3.750% due 2/15/25	652,628
250,000	3.950% due 2/15/27(c)	259,427
250,000	4.900% due 5/15/46	269,186
865,000	EQT Corp., Senior Unsecured Notes, 3.900% due 10/1/27	847,884
	Exxon Mobil Corp., Senior Unsecured Notes:
500,000	1.708% due 3/1/19	499,203
100,000	3.567% due 3/6/45	98,561
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	273,321
250,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	267,893
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
600,000	5.625% due 8/2/21	654,620
1,000,000	5.750% due 8/1/23	1,120,908
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
125,000	3.500% due 3/1/21	127,708
150,000	6.950% due 1/15/38	181,610
75,000	5.000% due 8/15/42	75,163
	Kinder Morgan Inc., Company Guaranteed Notes:
380,000	3.050% due 12/1/19	383,280
250,000	5.050% due 2/15/46	252,039
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.125% due 3/1/21	268,795
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	263,790
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	148,995

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.5% - (continued)
$ 150,000	4.950% due 8/15/47	$155,422
125,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.100% due 2/1/21	131,067
250,000	ONEOK Inc., Company Guaranteed Notes, 4.000% due 7/13/27	250,268
	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes:
200,000	2.875% due 1/27/22	198,495
1,500,000	3.750% due 7/27/26	1,497,840
535,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(b)	550,381
200,000	Petrobras Global Finance BV, Company Guaranteed Notes, 7.250% due 3/17/44	208,750
	Petroleos Mexicanos, Company Guaranteed Notes:
750,000	4.250% due 1/15/25	746,850
500,000	5.625% due 1/23/46	468,350
1,500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	1,543,230
200,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	200,701
250,000	Phillips 66, Company Guaranteed Notes, 4.300% due 4/1/22	265,545
250,000	Plains All American Pipeline LP / PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	250,930
1,650,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	1,798,836
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
600,000	5.000% due 3/15/27	639,056
400,000	4.200% due 3/15/28	402,871
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.750% due 9/12/21	244,444
250,000	2.500% due 9/12/26	239,347
250,000	3.750% due 9/12/46	243,950
	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
200,000	2.750% due 5/3/21	200,155
1,500,000	2.750% due 9/29/26	1,423,152
200,000	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.625% due 4/12/27(b)	201,245
250,000	Suncor Energy Inc., Senior Unsecured Notes, 3.600% due 12/1/24	256,908
445,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(b)	446,112
125,000	Total Capital International SA, Company Guaranteed Notes, 2.100% due 6/19/19	125,213
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	279,658
75,000	7.625% due 1/15/39	111,863
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	320,186
209,000	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	219,973
	Valero Energy Corp., Senior Unsecured Notes:
250,000	6.625% due 6/15/37	320,779
75,000	4.900% due 3/15/45	81,866
220,000	Whiting Petroleum Corp., Company Guaranteed Notes, 5.000% due 3/15/19	221,650
	Williams Partners LP, Senior Unsecured Notes:
410,000	3.750% due 6/15/27	406,793
250,000	5.100% due 9/15/45	265,203

	Total Energy	35,218,778

Financial - 5.9%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	508,834
250,000	Air Lease Corp., Senior Unsecured Notes, 3.625% due 4/1/27	248,599
145,000	Aircastle Ltd., Senior Unsecured Notes, 5.000% due 4/1/23	153,337
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	255,295

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
$ 250,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	$275,949
	American Express Co.:
880,000	Senior Unsecured Notes, 2.500% due 8/1/22	868,341
500,000	Subordinated Notes, 3.625% due 12/5/24	513,115
250,000	American Express Credit Corp., Senior Unsecured Notes, 2.250% due 5/5/21	248,362
250,000	American International Group Inc., Senior Unsecured Notes, 4.500% due 7/16/44	261,600
100,000	American Tower Corp., Senior Unsecured Notes, 4.000% due 6/1/25	103,106
200,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	218,310
200,000	Banco de Costa Rica, Government Guaranteed Notes, 5.250% due 8/12/18	200,620
	Banco de Credito del Peru/Panama, Senior Unsecured Notes:
800,000	2.250% due 10/25/19	800,000
700,000	5.375% due 9/16/20	755,125
1,000,000	Banco de Credito e Inversiones, Senior Unsecured Notes, 4.000% due 2/11/23	1,044,200
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	843,212
	Banco del Estado de Chile, Senior Unsecured Notes:
500,000	4.125% due 10/7/20	522,178
300,000	3.875% due 2/8/22	313,082
1,350,000	Banco Internacional del Peru SAA/Panama, Senior Unsecured Notes, 5.750% due 10/7/20	1,466,438
200,000	Banco Nacional de Costa Rica, Senior Unsecured Notes, 4.875% due 11/1/18	202,520
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	156,703
1,000,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(d)	1,041,250
200,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	200,250
	Bank of America Corp.:
	Senior Unsecured Notes:
500,000	2.600% due 1/15/19	502,743
500,000	2.625% due 4/19/21	501,274
860,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(d)	856,912
750,000	3.875% due 8/1/25	786,152
250,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(d)	274,291
250,000	Subordinated Notes, 7.750% due 5/14/38	369,105
	Bank of Montreal, Senior Unsecured Notes:
125,000	2.375% due 1/25/19	125,415
415,000	1.900% due 8/27/21	407,045
750,000	Bank of New York Mellon Corp., Senior Unsecured Notes, 2.150% due 2/24/20	748,852
500,000	Bank of Nova Scotia, Senior Unsecured Notes, 2.700% due 3/7/22	500,462
	Barclays PLC:
	Senior Unsecured Notes:
500,000	2.875% due 6/8/20	502,374
250,000	4.950% due 1/10/47	273,951
250,000	Subordinated Notes, 5.200% due 5/12/26	267,040
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	503,287
300,000	BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	324,750
	BDO Unibank Inc., Senior Unsecured Notes:
350,000	2.625% due 10/24/21	347,617
1,400,000	2.950% due 3/6/23	1,377,772
250,000	Berkshire Hathaway Inc., Senior Unsecured Notes, 3.125% due 3/15/26	251,762
795,000	Boston Properties LP, Senior Unsecured Notes, 3.650% due 2/1/26	805,283
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	245,936
500,000	Brookfield Finance LLC, Company Guaranteed Notes, 4.000% due 4/1/24	516,476

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
	Capital One Financial Corp., Senior Unsecured Notes:
$ 250,000	3.050% due 3/9/22	$251,722
250,000	3.750% due 3/9/27	252,106
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	137,325
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	251,796
500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	509,594
500,000	Citibank NA, Senior Unsecured Notes, 2.000% due 3/20/19	499,545
	Citigroup Inc.:
	Senior Unsecured Notes:
250,000	2.700% due 3/30/21	251,092
500,000	2.750% due 4/25/22	498,793
500,000	3.887% (3-Month USD-LIBOR + 1.563%) due 1/10/28(d)	514,189
1,160,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(d)	1,175,239
250,000	Subordinated Notes, 4.750% due 5/18/46	268,186
500,000	Citizens Bank NA, Senior Unsecured Notes, 2.250% due 3/2/20	498,126
865,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.750% due 3/10/22(b)	871,287
	Cooperatieve Rabobank UA, Company Guaranteed Notes:
500,000	3.875% due 2/8/22	526,575
250,000	3.750% due 7/21/26	252,577
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
500,000	3.125% due 12/10/20	506,622
250,000	3.750% due 3/26/25	255,317
300,000	Crown Castle International Corp., Senior Unsecured Notes, 4.000% due 3/1/27	305,455
	DBS Group Holdings Ltd., Senior Unsecured Notes:
1,400,000	1.987% (3-Month USD-LIBOR + 0.620%) due 7/25/22(b)(d)	1,405,532
300,000	1.987% (3-Month USD-LIBOR + 0.620%) due 7/25/22(d)	301,185
810,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	826,017
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	205,847
445,000	Equinix Inc., Senior Unsecured Notes, 5.375% due 4/1/23	458,706
470,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(b)	478,225
500,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.300% due 3/1/19	500,784
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	253,888
250,000	4.418% due 11/15/35	265,544
	Global Bank Corp., Senior Unsecured Notes:
700,000	5.125% due 10/30/19	727,475
1,000,000	4.500% due 10/20/21	1,018,250
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	3.000% due 4/26/22	502,897
885,000	2.160% (3-Month USD-LIBOR + 0.780%) due 10/31/22(d)	883,276
250,000	6.125% due 2/15/33	315,099
	Subordinated Notes:
500,000	4.250% due 10/21/25	522,175
250,000	6.750% due 10/1/37	329,670
250,000	5.150% due 5/22/45	283,225
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.875% due 4/1/24	508,279

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
	HSBC Holdings PLC:
	Senior Unsecured Notes:
$ 500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(d)	$507,321
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(d)	259,723
	Subordinated Notes:
250,000	6.500% due 5/2/36	323,081
250,000	5.250% due 3/14/44	290,943
1,000,000	HSBC USA Inc., Senior Unsecured Notes, 2.375% due 11/13/19	1,002,891
500,000	Huntington National Bank, Senior Unsecured Notes, 2.375% due 3/10/20	500,196
450,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	468,000
500,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	511,250
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	505,428
1,700,000	Itau CorpBanca, Senior Unsecured Notes, 3.875% due 9/22/19	1,741,972
250,000	Jefferies Group LLC / Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	263,167
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
815,000	2.250% due 1/23/20	814,794
250,000	4.250% due 10/15/20	262,368
250,000	2.972% due 1/15/23	251,396
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(d)	257,237
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(d)	253,757
150,000	5.400% due 1/6/42	183,183
250,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(d)	263,741
250,000	Subordinated Notes, 3.625% due 12/1/27	250,905
1,000,000	JPMorgan Chase Bank NA, Senior Unsecured Notes, 1.650% due 9/23/19	993,556
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
2,000,000	1.625% due 3/15/21	1,966,479
500,000	2.125% due 3/7/22	497,232
75,000	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 1.750% due 7/27/26	70,214
1,000,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.100% due 7/6/21	1,012,118
865,000	Macquarie Group Ltd., Senior Unsecured Notes, 3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(b)(d)	863,270
1,700,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(d)	1,744,543
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD ICE Swap Rate + 1.647%) due 2/24/32(d)	250,961
250,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	276,993
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	256,247
500,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 2.998% due 2/22/22	504,514
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	250,614
250,000	3.663% due 2/28/27	255,275
	Morgan Stanley:
	Senior Unsecured Notes:
1,000,000	7.300% due 5/13/19	1,070,701
500,000	2.625% due 11/17/21	498,889
865,000	2.750% due 5/19/22	863,245
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(d)	251,027

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
$ 250,000	6.375% due 7/24/42	$339,160
250,000	Subordinated Notes, 4.350% due 9/8/26	260,920
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	253,513
250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.050% due 2/15/22	254,786
315,000	Nationstar Mortgage LLC / Nationstar Capital Corp., Company Guaranteed Notes, 6.500% due 7/1/21	318,937
255,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	267,750
	New York Life Global Funding, Secured Notes:
210,000	2.300% due 6/10/22(b)	207,173
255,000	2.900% due 1/17/24(b)	256,855
790,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(b)	831,519
1,000,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 10/21/20	983,018
800,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(d)	815,969
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	501,667
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	157,186
150,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	158,338
	Prudential Financial Inc.:
	Senior Unsecured Notes:
500,000	7.375% due 6/15/19	538,488
775,000	3.500% due 5/15/24	804,746
250,000	6.200% due 11/15/40	339,340
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(d)	270,937
250,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	253,546
	Royal Bank of Canada:
	Senior Unsecured Notes:
250,000	2.125% due 3/2/20	249,761
810,000	2.350% due 10/30/20	809,975
250,000	Subordinated Notes, 4.650% due 1/27/26	267,851
815,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(d)	815,809
250,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	254,067
500,000	Santander UK PLC, Senior Unsecured Notes, 2.350% due 9/10/19	500,966
440,000	SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/1/22(b)	442,200
425,000	Simon Property Group LP, Senior Unsecured Notes, 2.750% due 6/1/23	424,231
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
1,100,000	zero coupon, due 12/5/22(b)	1,006,500
800,000	zero coupon, due 12/5/22	732,000
445,000	Starwood Property Trust Inc., Senior Unsecured Notes, 4.750% due 3/15/25(b)	443,888
	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
500,000	2.934% due 3/9/21	505,240
625,000	2.846% due 1/11/22	626,965
500,000	SunTrust Bank/Atlanta GA, Senior Unsecured Notes, 2.250% due 1/31/20	500,060
1,650,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	1,631,106
1,000,000	Toronto-Dominion Bank, Senior Unsecured Notes, 1.450% due 8/13/19	988,894
125,000	Travelers Cos., Inc., Senior Unsecured Notes, 5.350% due 11/1/40	153,540
	United Overseas Bank Ltd., Subordinated Notes:
500,000	3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(d)	507,412
1,200,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(d)	1,213,584
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	755,897

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.9% - (continued)
$ 750,000	Visa Inc., Senior Unsecured Notes, 2.800% due 12/14/22	$758,457
	Wells Fargo & Co.:
	Senior Unsecured Notes:
425,000	3.069% due 1/24/23	428,134
500,000	3.000% due 10/23/26	487,979
710,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(d)	717,840
	Subordinated Notes:
250,000	4.400% due 6/14/46	258,946
250,000	4.750% due 12/7/46	273,294
1,000,000	Wells Fargo Bank NA, Senior Unsecured Notes, 2.150% due 12/6/19	999,183
250,000	Westpac Banking Corp., Senior Unsecured Notes, 3.350% due 3/8/27	252,339

	Total Financial	84,657,742

Government - 0.8%
500,000	African Development Bank, Senior Unsecured Notes, 1.875% due 3/16/20	498,425
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,487,152
300,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	304,875
750,000	Council Of Europe Development Bank, Senior Unsecured Notes, 1.875% due 1/27/20	748,030
500,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 1.750% due 11/26/19	497,638
	European Investment Bank, Senior Unsecured Notes:
500,000	1.875% due 3/15/19	500,101
2,000,000	1.750% due 5/15/20	1,986,718
1,000,000	FMS Wertmanagement AoeR, Government Guaranteed Notes, 1.750% due 1/24/20	995,742
	Inter-American Development Bank:
500,000	Senior Unsecured Notes, 2.375% due 7/7/27	490,644
1,000,000	Unsecured Notes, 1.250% due 10/15/19	987,606
500,000	International Finance Corp., Unsecured Notes, 1.750% due 3/30/20	497,494
700,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	706,650
500,000	Malaysia Sukuk Global Bhd, Senior Unsecured Notes, 3.179% due 4/27/26	508,850
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	500,703

	Total Government	10,710,628

Industrial - 1.1%
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	496,837
300,000	3.650% due 3/1/47	300,252
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
250,000	3.250% due 6/15/27	253,320
250,000	4.125% due 6/15/47	265,959
425,000	BWAY Holding Co., Senior Secured Notes, 5.500% due 4/15/24(b)	443,063
250,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.900% due 3/22/19	249,743
	Caterpillar Inc., Senior Unsecured Notes:
775,000	3.400% due 5/15/24	804,444
100,000	3.803% due 8/15/42	103,974
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	237,886
250,000	4.500% due 8/1/54	259,338
250,000	DAE Funding LLC, Company Guaranteed Notes, 4.500% due 8/1/22(b)	248,750
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	211,500

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Industrial - 1.1% - (continued)
	FedEx Corp., Company Guaranteed Notes:
$ 500,000	3.300% due 3/15/27	$498,418
795,000	4.750% due 11/15/45	861,460
250,000	4.400% due 1/15/47	258,957
500,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	511,954
	General Electric Co., Senior Unsecured Notes:
1,000,000	2.200% due 1/9/20	998,234
500,000	4.500% due 3/11/44	541,106
	John Deere Capital Corp., Senior Unsecured Notes:
750,000	2.200% due 3/13/20	749,901
195,000	2.650% due 1/6/22	196,787
200,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	213,641
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	258,696
250,000	4.700% due 5/15/46	284,125
250,000	Norfolk Southern Corp., Senior Unsecured Notes, 2.900% due 6/15/26	245,086
	Parker-Hannifin Corp., Senior Unsecured Notes:
400,000	3.250% due 3/1/27(b)	402,002
200,000	4.100% due 3/1/47(b)	208,751
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(b)	208,112
440,000	Republic Services Inc., Senior Unsecured Notes, 3.375% due 11/15/27	441,326
455,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Senior Secured Notes, 5.125% due 7/15/23(b)	472,063
300,000	Ryder System Inc., Senior Unsecured Notes, 2.800% due 3/1/22	300,005
1,500,000	SBA Tower Trust, Mortgage Trust, 3.168% due 4/11/22(b)	1,498,691
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	301,042
	Union Pacific Corp., Senior Unsecured Notes:
250,000	3.350% due 8/15/46	234,124
125,000	3.875% due 2/1/55	123,075
250,000	United Parcel Service Inc., Senior Unsecured Notes, 5.125% due 4/1/19	259,936
	United Technologies Corp., Senior Unsecured Notes:
500,000	2.300% due 5/4/22	494,083
250,000	3.750% due 11/1/46	244,571
770,000	Waste Management Inc., Company Guaranteed Notes, 3.125% due 3/1/25	774,694

	Total Industrial	15,455,906

Technology - 0.9%
	Apple Inc., Senior Unsecured Notes:
1,000,000	1.900% due 2/7/20	996,402
75,000	2.850% due 5/6/21	76,312
250,000	3.000% due 2/9/24	253,636
250,000	3.350% due 2/9/27	255,401
250,000	3.000% due 6/20/27	248,209
250,000	4.250% due 2/9/47	266,777
250,000	3.750% due 11/13/47	249,536
500,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.000% due 1/15/22(b)	494,202
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	303,196
	Dell International LLC / EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(b)	107,858
750,000	6.020% due 6/15/26(b)	823,878

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Technology - 0.9% - (continued)
	DXC Technology Co., Senior Unsecured Notes:
$ 300,000	2.875% due 3/27/20	$302,136
400,000	4.750% due 4/15/27	425,642
300,000	First Data Corp., Secured Notes, 5.750% due 1/15/24(b)	311,250
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
100,000	3.600% due 10/15/20	102,442
150,000	6.200% due 10/15/35	158,946
250,000	Intel Corp., Senior Unsecured Notes, 4.100% due 5/19/46	265,321
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	250,426
250,000	3.300% due 1/27/27	254,674
100,000	4.000% due 6/20/42	103,634
125,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	135,243
	Microsoft Corp., Senior Unsecured Notes:
650,000	2.400% due 2/6/22	651,548
250,000	2.875% due 2/6/24	252,739
250,000	3.300% due 2/6/27	257,484
250,000	3.450% due 8/8/36	252,123
750,000	4.250% due 2/6/47	834,292
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	492,420
500,000	2.650% due 7/15/26	484,646
250,000	3.850% due 7/15/36	258,444
250,000	4.000% due 7/15/46	258,275
500,000	QUALCOMM Inc., Senior Unsecured Notes, 3.000% due 5/20/22	499,245
520,000	Quintiles IMS Inc., Company Guaranteed Notes, 4.875% due 5/15/23(b)	538,200
400,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22(b)	400,388
820,000	VMware Inc., Senior Unsecured Notes, 2.950% due 8/21/22	815,208
400,000	Xerox Corp., Senior Unsecured Notes, 4.070% due 3/17/22	403,372

	Total Technology	12,783,505

Utilities - 1.0%
70,000	American Electric Power Co., Inc., Senior Unsecured Notes, 3.200% due 11/13/27	69,194
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	261,682
250,000	5.150% due 11/15/43	296,450
230,000	Calpine Corp., Senior Unsecured Notes, 5.750% due 1/15/25	221,375
150,000	Commonwealth Edison Co., 1st Mortgage Notes, 3.750% due 8/15/47	152,036
250,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.950% due 3/1/43	260,656
500,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	497,375
	Duke Energy Corp., Senior Unsecured Notes:
1,480,000	2.650% due 9/1/26	1,410,942
350,000	3.750% due 9/1/46	339,826
250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	339,230
200,000	Empresa de Energia de Bogota SA ESP, Senior Unsecured Notes, 6.125% due 11/10/21	204,100
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27(b)	208,250
600,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	653,398
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	510,040
500,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	510,101
250,000	Florida Power & Light Co., 1st Mortgage Notes, 3.125% due 12/1/25	254,054
415,000	Fortis Inc., Senior Unsecured Notes, 2.100% due 10/4/21	405,451

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Utilities - 1.0% - (continued)
	Georgia Power Co., Senior Unsecured Notes:
$ 250,000	2.000% due 3/30/20	$249,220
250,000	3.250% due 3/30/27	249,933
500,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	499,604
250,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	254,960
420,000	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.250% due 9/15/24(b)	425,250
385,000	NGL Energy Partners LP / NGL Energy Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/25	373,450
	NiSource Finance Corp., Company Guaranteed Notes:
150,000	3.490% due 5/15/27	151,660
100,000	4.375% due 5/15/47	106,758
250,000	Northern States Power Co., 1st Mortgage Notes, 3.600% due 5/15/46	249,085
200,000	NRG Energy Inc., Company Guaranteed Notes, 6.250% due 7/15/22	208,250
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	123,249
	Pacific Gas & Electric Co., Senior Unsecured Notes:
250,000	3.300% due 3/15/27	249,810
250,000	6.050% due 3/1/34	310,748
250,000	PECO Energy Co., 1st Mortgage Notes, 4.150% due 10/1/44	268,234
250,000	PPL Capital Funding Inc., Company Guaranteed Notes, 3.100% due 5/15/26	245,307
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	126,254
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	130,983
75,000	South Carolina Electric & Gas Co., 1st Mortgage Notes, 4.500% due 6/1/64	74,831
	Southern California Edison Co., 1st Mortgage Notes:
125,000	4.050% due 3/15/42	133,297
250,000	4.000% due 4/1/47	265,900
150,000	Southern California Gas Co., 1st Mortgage Notes, 3.150% due 9/15/24	153,207
	Southern Co., Senior Unsecured Notes:
645,000	1.850% due 7/1/19	641,690
250,000	4.400% due 7/1/46	261,745
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	157,474
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	250,336
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	111,774
200,000	Transelec SA, Senior Unsecured Notes, 4.625% due 7/26/23	212,688
1,300,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	1,342,250
	Virginia Electric & Power Co., Senior Unsecured Notes:
250,000	3.500% due 3/15/27	258,185
250,000	4.000% due 1/15/43	261,465

	Total Utilities	14,941,757

	TOTAL CORPORATE BONDS & NOTES (Cost - $266,970,180)	268,638,317

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.4%
13,110,518	Banc of America Funding Trust, Series 2007-1, Class TA2, 1.459% (1-Month USD-LIBOR + 0.130%) due 1/25/37(d)	10,424,519
12,587,724	BANK, Series 2017-BNK4, Class XA, 1.618% due 5/15/50(d)(e)	1,224,222
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 2.439% (1-Month USD-LIBOR + 1.200%) due 8/15/36(b)(d)	177,897
203,000	Series 2017-DELC, Class D, 2.939% (1-Month USD-LIBOR + 1.700%) due 8/15/36(b)(d)	202,884
424,000	Series 2017-DELC, Class E, 3.739% (1-Month USD-LIBOR + 2.500%) due 8/15/36(b)(d)	423,756
407,000	Series 2017-DELC, Class F, 4.739% (1-Month USD-LIBOR + 3.500%) due 8/15/36(b)(d)	406,765
5,772,631	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.317% due 2/25/36(d)	5,114,672

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.4% (continued)
	BX Trust:
$ 339,000	Series 2017-SLCT, Class D, 3.300% (1-Month USD-LIBOR + 2.050%) due 7/15/34(b)(d)	$339,423
558,000	Series 2017-SLCT, Class E, 4.400% (1-Month USD-LIBOR + 3.150%) due 7/15/34(b)(d)	559,740
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	415,839
20,358,420	Series 2017-CD4, Class XA, 1.483% due 5/10/50(d)(e)	1,825,336
	CFCRE Commercial Mortgage Trust:
2,054,000	Series 2016-C3, Class D, 3.052% due 1/10/48(b)(d)	1,511,107
2,049,431	Series 2016-C3, Class XA, 1.233% due 1/10/48(d)(e)	140,760
1,906,000	Series 2016-C7, Class A3, 3.839% due 12/10/54	2,003,130
16,769,645	Series 2017-C8, Class XA, 1.842% due 6/15/50(d)(e)	1,878,316
	Citigroup Commercial Mortgage Trust:
38,132,191	Series 2015-GC35, Class XA, 1.043% due 11/10/48(d)(e)	1,822,864
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,266,872
	CLNS Trust:
565,000	Series 2017-IKPR, Class D, 3.295% (1-Month USD-LIBOR + 2.050%) due 6/11/32(b)(d)	565,880
565,000	Series 2017-IKPR, Class E, 4.745% (1-Month USD-LIBOR + 3.500%) due 6/11/32(b)(d)	566,763
565,000	Series 2017-IKPR, Class F, 5.745% (1-Month USD-LIBOR + 4.500%) due 6/11/32(b)(d)	567,469
	Cold Storage Trust:
887,000	Series 2017-ICE3, Class A, 2.250% (1-Month USD-LIBOR + 1.000%) due 4/15/36(b)(d)	889,196
1,082,000	Series 2017-ICE3, Class C, 2.600% (1-Month USD-LIBOR + 1.350%) due 4/15/36(b)(d)	1,085,028
284,791,054	Commercial Mortgage Trust, Series 2013-CR9, Class XA, 0.246% due 7/10/45(d)(e)	1,615,933
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(b)	717,846
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(b)(d)	846,312
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(b)(d)	1,236,567
69,653,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(b)(d)(e)	998,330
25,355,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(b)(d)(e)	148,025
3,737,285	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 5A6, 5.500% due 10/25/35	3,346,650
	Federal National Mortgage Association (FNMA), REMICS:
13,193,494	Series 2016-61, Class MZ, 3.000% due 9/25/46	11,523,594
35,790,843	Series 2017-12, Class TA, 3.000% due 4/25/42	35,977,749
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,490,684
23,479,860	Series 2017-32, Class CA, 3.000% due 10/25/42	23,612,747
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,749,086
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,601,840
	Freddie Mac, REMICS:
10,882,606	Series 4223, Class SB, 3.932% (1-Month USD-LIBOR + 5.431%) due 7/15/43(d)	9,395,219
4,529,267	Series 4627, Class Z, 3.000% due 10/15/46	4,299,255
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,103,954
7,437,675	Series 4653, Class Z, 3.000% due 2/15/47	6,689,425
7,888,288	Series 4655, Class CZ, 3.000% due 2/15/47	7,087,233
27,956,525	Series 4664, Class TC, 3.000% due 6/15/41	28,200,831
	Great Wolf Trust:
272,000	Series 2017-WOLF, Class D, 3.350% (1-Month USD-LIBOR + 2.100%) due 9/15/34(b)(d)	272,509
422,000	Series 2017-WOLF, Class E, 4.350% (1-Month USD-LIBOR + 3.100%) due 9/15/34(b)(d)	423,054
225,000	Series 2017-WOLF, Class F, 5.320% (1-Month USD-LIBOR + 4.070%) due 9/15/34(b)(d)	225,773
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	925,185
1,740,000	Series 2015-GC28, Class D, 4.471% due 2/10/48(b)(d)	1,382,884

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.4% (continued)
$ 10,570,173	Series 2017-GS7, Class XA, 1.290% due 8/10/50(d)(e)	$877,499
10,705,673	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.433% (1-Month USD-LIBOR + 0.150%) due 1/25/47(d)	9,682,777
	JP Morgan Chase Commercial Mortgage Securities Corp.:
214,000	Series 2017-FL10, Class B, 2.250% (1-Month USD-LIBOR + 1.000%) due 6/15/32(b)(d)	214,824
161,000	Series 2017-FL10, Class C, 2.500% (1-Month USD-LIBOR + 1.250%) due 6/15/32(b)(d)	161,413
523,000	Series 2017-FL10, Class D, 3.150% (1-Month USD-LIBOR + 1.900%) due 6/15/32(b)(d)	521,680
955,674	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A3, 2.829% due 10/15/45	960,389
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.484% due 2/15/48(d)	1,644,865
1,906,000	Series 2015-C28, Class C, 4.378% due 10/15/48(d)	1,829,400
1,817,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.527% due 9/12/42(b)(d)	1,935,389
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.608% due 8/15/47(d)	1,994,164
26,807,453	Series 2014-C19, Class XA, 1.275% due 12/15/47(d)(e)	1,289,658
852,000	Series 2016-C31, Class C, 4.464% due 11/15/49(d)	849,165
35,358,795	Series 2016-C32, Class XA, 0.913% due 12/15/49(d)(e)	1,838,997
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.600% due 9/15/47(b)(d)	2,074,335
25,655,563	Series 2016-BNK2, Class XA, 1.246% due 11/15/49(d)(e)	1,757,665
18,446,276	Series 2016-UB11, Class XA, 1.806% due 8/15/49(d)(e)	1,804,913
14,771,191	Series 2016-UB12, Class XA, 0.963% due 12/15/49(d)(e)	742,094
1,667,000	PFP Ltd., Series 2017-3, Class C, 3.764% (1-Month USD-LIBOR + 2.500%) due 1/14/35(b)(d)	1,674,754
	RALI Trust:
3,418,706	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	3,173,854
27,930,646	Series 2007-QH5, Class AII, 1.559% (1-Month USD-LIBOR + 0.230%) due 6/25/37(d)	16,157,965
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 2.200% (1-Month USD-LIBOR + 0.950%) due 6/15/33(b)(d)	423,554
429,000	Series 2017-ROSS, Class B, 2.500% (1-Month USD-LIBOR + 1.250%) due 6/15/33(b)(d)	424,095
7,146,564	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.774% due 6/15/50(d)(e)	803,730
5,272,761	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.131% due 3/10/46(b)(d)(e)	217,458
1,686,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.250% due 1/10/45(b)(d)	1,816,804
2,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.205% due 2/15/51(d)	2,033,400
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.785% due 11/15/43(b)(d)	310,512
1,356,000	Series 2015-C27, Class C, 3.894% due 2/15/48	1,277,379
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,016,420
2,581,000	Series 2015-NXS4, Class E, 3.754% due 12/15/48(b)(d)	1,905,518
17,813,224	Series 2016-C33, Class XA, 1.966% due 3/15/59(d)(e)	1,817,009
11,142,660	Series 2016-NXS6, Class XA, 1.798% due 11/15/49(d)(e)	1,084,258
10,499,438	Series 2017-C38, Class XA, 1.235% due 7/15/50(d)(e)	812,077
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,548,607

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $263,485,455)	261,959,744

ASSET-BACKED SECURITIES - 12.9%
8,629,965	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475% due 4/28/32(b)(d)	8,662,813

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 12.9% (continued)
$ 8,840,338	Bayview Opportunity Master Fund IVb Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.105% due 7/28/32(b)	$8,828,593
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 2.679% (3-Month USD-LIBOR + 1.320%) due 7/13/29(b)(d)	999,152
200,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920% due 4/7/22	199,267
4,975,000	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216% due 4/25/47(b)	5,174,910
865,997	Colony American Homes, Series 2014-2A, Class E, 4.490% (1-Month USD-LIBOR + 3.200%) due 7/17/31(b)(d)	870,354
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 2.796% (3-Month USD-LIBOR + 1.340%) due 7/20/30(b)(d)	998,966
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 2.580% (3-Month USD-LIBOR + 1.230%) due 10/15/29(b)(d)	1,006,335
	GCAT LLC:
13,252,804	Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(b)	13,302,473
11,933,569	Series 2017-3, Class A1, step bond to yield, 3.352% due 4/25/47(b)	11,945,814
11,525,240	Series 2017-5, Class A1, step bond to yield, 3.228% due 7/25/47(b)	11,554,763
4,889,381	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(b)	5,019,724
997,500	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(b)	1,002,358
1,000,000	KVK CLO Ltd., Series 2015-1A, Class AR, 2.561% (3-Month USD-LIBOR + 1.250%) due 5/20/27(b)(d)	1,001,088
1,000,000	LCM XV LP, Series 15A, Class DR, 5.063% (3-Month USD-LIBOR + 3.700%) due 7/20/30(b)(d)	1,021,187
1,000,000	Madison Park Funding XI Ltd., Series 2013-11A, Class AR, 2.523% (3-Month USD-LIBOR + 1.160%) due 7/23/29(b)(d)	1,003,497
1,000,000	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 2.311% (3-Month USD-LIBOR + 0.870%) due 11/21/27(b)(d)	999,043
2,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 2.698% (3-Month USD-LIBOR + 1.320%) due 10/28/25(b)(d)	2,010,157
746,685	Marlette Funding Trust, Series 2017-2A, Class A, 2.390% due 7/15/24(b)	747,349
1,500,000	Midocean Credit CLO VII, Series 2017-7A, Class A1, 2.679% (3-Month USD-LIBOR + 1.320%) due 7/15/29(b)(d)	1,504,845
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 2.613% (3-Month USD-LIBOR + 1.250%) due 10/20/30(b)(d)	1,006,000
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 2.647% (3-Month USD-LIBOR + 1.280%) due 7/25/29(b)(d)	998,867
7,481,512	New Residential Mortgage Loan Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.598% due 4/25/22(b)	7,493,250
2,000,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	1,991,232
1,000,000	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 2.686% (3-Month USD-LIBOR + 1.270%) due 11/15/30(b)(d)	999,093
14,808,809	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, step bond to yield, 3.000% due 7/25/57(b)	14,812,615
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class A1R, 2.576% (3-Month USD-LIBOR + 1.140%) due 11/18/26(b)(d)	1,004,332
16,762,187	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 1.519% (1-Month USD-LIBOR + 0.190%) due 7/25/37(d)	13,478,575
1,000,000	Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 2.060% (3-Month USD-LIBOR + 0.740%) due 10/15/25(b)(d)	998,766
14,655,403	PRPM LLC, Series 2017-2A, Class A1, step bond to yield, 3.500% due 9/25/22(b)	14,599,219
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 0.000% (3-Month USD-LIBOR + 1.190%) due 10/20/30(b)(d)(f)	1,000,000
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 2.701% (3-Month USD-LIBOR + 1.260%) due 5/21/29(b)(d)	1,000,367

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 12.9% (continued)
$ 1,419,964	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(b)	$1,429,882
11,066,062	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(b)	11,133,086
7,436,781	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(b)	7,450,060
11,561,421	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 1.499% (1-Month USD-LIBOR + 0.170%) due 7/25/47(d)	8,563,063
17,657,164	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 1.484% (1-Month USD-LIBOR + 0.155%) due 8/25/36(d)	16,031,591
1,000,000	Wellfleet CLO Ltd., Series 2017-2A, Class A1, 2.626% (3-Month USD-LIBOR + 1.250%) due 10/20/29(b)(d)	1,001,339
1,000,000	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 2.889% (3-Month USD-LIBOR + 1.530%) due 10/15/28(b)(d)	1,005,883

	TOTAL ASSET-BACKED SECURITIES (Cost - $183,020,004)	183,849,908

SENIOR LOANS - 2.4%
	Acrisure LLC:
318,400	due 11/22/23(g)	321,087
20,000	5.647% (2-Month USD-LIBOR + 4.250%) due 11/22/23	20,169
645,000	Air Methods Corp., 4.833% (3-Month USD-LIBOR + 3.500%) due 4/22/24	643,710
636,800	AlixPartners LLP, 4.083% (3-Month USD-LIBOR + 2.750%) due 4/4/24	639,366
425,444	American Tire Distributors Inc., 5.600% (1-Month USD-LIBOR + 4.250%) due 9/1/21	428,103
120,000	Applied Systems Inc., 4.574% (3-Month USD-LIBOR + 3.250%) due 9/19/24	121,166
545,000	AssuredPartners Inc., 4.850% (1-Month USD-LIBOR + 3.500%) due 10/22/24	548,521
248,750	Asurion LLC, 4.350% (1-Month USD-LIBOR + 3.000%) due 11/3/23	249,643
625,000	Avaya Inc., due 11/8/24(g)	616,181
225,000	BCP Renaissance Parent LLC, 5.380% (3-Month USD-LIBOR + 4.000%) due 10/31/24	227,039
651,725	BJ’s Wholesale Club Inc., 4.742% (1-Month USD-LIBOR + 3.500%) due 2/3/24	640,913
45,000	Blount International Inc., 5.492% (1-Month USD-LIBOR + 4.250%) due 4/12/23	45,431
458,850	Brand Energy & Infrastructure Services Inc., 5.615% (3-Month USD-LIBOR + 4.250%) due 6/21/24	460,745
633,413	Bright Bidco BV, 5.836% (1/3-Month USD-LIBOR + 4.500%) due 6/30/24	639,151
34,913	BWay Holding Co., 4.598% (2/3-Month USD-LIBOR + 3.250%) due 4/3/24	35,050
575,000	Caesars Resort Collection LLC, due 10/2/24(g)	577,875
250,000	Canyon Valor Cos., Inc., 5.583% (3-Month USD-LIBOR + 4.250%) due 6/16/23	252,970
625,985	Capital Automotive LP, 3.850% (1-Month USD-LIBOR + 2.500%) due 3/25/24	627,237
220,000	Capri Acquisitions BidCo Ltd., 4.627% (3-Month USD-LIBOR + 3.250%) due 11/1/24	219,314
340,000	CBS Radio Inc., due 11/18/24(g)	342,125
705,000	Cengage Learning Inc., due 6/7/23(g)	670,533
205,000	Centurylink Inc., 4.100% (1/3-Month USD-LIBOR/PRIME + 2.750%/1.750%) due 1/31/25	196,160
110,000	CEOC LLC, due 10/7/24(g)	109,932
636,800	Change Healthcare Holdings Inc., 4.100% (1-Month USD-LIBOR + 2.750%) due 3/1/24	638,233
114,419	CHG Healthcare Services Inc., 4.630% (2/3-Month USD-LIBOR + 3.250%) due 6/7/23	114,813
555,000	Cincinnati Bell Inc., 4.993% (1-Month USD-LIBOR + 3.750%) due 10/2/24	561,738
343,980	CityCenter Holdings LLC, 3.850% (1-Month USD-LIBOR + 2.500%) due 4/18/24	345,401
305,000	ClubCorp Club Operations Inc., 4.588% (3-Month USD-LIBOR + 3.250%) due 9/18/24	305,546
643,388	Colorado Buyer Inc., 4.380% (3-Month USD-LIBOR + 3.000%) due 5/1/24	646,444
641,734	Compuware Corp., 5.630% (3-Month USD-LIBOR + 4.250%) due 12/15/21	647,619
325,000	Cvent Inc., due 11/29/24(g)	325,000
10,000	Digicel International Finance Ltd., 5.080% (1-Month USD-LIBOR + 3.750%) due 5/27/24	10,002
615,000	EAB Global Inc., 5.016% (1-Month USD-LIBOR + 3.750%) due 11/15/24	617,306
550,962	Energy Transfer Equity LP, 3.283% (1-Month USD-LIBOR + 2.000%) due 2/2/24	548,312

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 2.4% (continued)
$ 631,817	Envision Healthcare Corp., 4.350% (1-Month USD-LIBOR + 3.000%) due 12/1/23	$633,005
641,775	Equinox Holdings Inc., 4.350% (1-Month USD-LIBOR + 3.000%) due 3/8/24	645,786
70,000	EXC Holdings III Corp., due 12/02/24(g)	70,438
215,000	Exgen Renewables IV LLC, due 11/28/24(g)	216,613
511,751	Federal-Mogul Corp., 5.025% (1-Month USD-LIBOR + 3.750%) due 4/15/21	515,031
323,375	Gates Global LLC, 4.388% (3-Month USD-LIBOR + 3.000%) due 4/1/24	324,992
89,773	Golden Nugget Inc., 4.598% (2-Month USD-LIBOR + 3.250%) due 10/4/23	90,421
633,380	Greeneden U.S. Holdings I LLC, 5.083% (3-Month USD-LIBOR + 3.750%) due 12/1/23	636,680
114,089	GW Honos Security Corp., 4.972% (3-Month USD-LIBOR/PRIME + 3.500%/2.500%) due 5/24/24	114,403
140,000	H.B. Fuller Co., 3.533% (1-Month USD-LIBOR + 2.250%) due 10/20/24	140,505
675,000	Hayward Industries Inc., 4.850% (1-Month USD-LIBOR + 3.500%) due 8/5/24	676,687
700,000	Intelsat Jackson Holdings SA, due 11/27/23(g)	688,877
355,000	Intralinks Inc., due 11/14/24(g)	353,225
535,000	Intrawest Resorts Holdings Inc., 4.600% (1-Month USD-LIBOR + 3.250%) due 7/31/24	538,681
636,754	Kenan Advantage Group Holdings Corp., 4.350% (1-Month USD-LIBOR + 3.000%) due 7/29/22	638,875
655,000	Klockner Pentaplast of America Inc., 5.583% (3-Month USD-LIBOR + 4.250%) due 6/30/22	659,637
645,000	Kronos Acquisition Intermediate Inc., 5.828% (1-Month USD-LIBOR + 4.500%) due 8/26/22	646,077
641,767	Milacron LLC, 4.100% (1-Month USD-LIBOR + 2.750%) due 9/28/23	642,171
	Mitchell International Inc.:
289,270	4.880% (2/3-Month USD-LIBOR + 3.500%) due 10/13/20	289,322
435,000	due 11/29/24(g)	435,000
140,000	due 11/20/25(g)	140,991
323,492	Optiv Inc., 4.625% (3-Month USD-LIBOR + 3.250%) due 2/1/24	308,026
680,000	Peak 10 Holding Corp., 4.816% (2-Month USD-LIBOR + 3.500%) due 8/1/24	681,061
30,000	Pike Corp., 4.850% (1-Month USD-LIBOR + 3.500%) due 9/20/24	30,400
330,000	Playa Resorts Holding BV, due 4/29/24(g)	331,155
175,000	PODS LLC, due 12/6/24(g)	175,548
643,388	Project Alpha Intermediate Holding Inc., 5.040% (3-Month USD-LIBOR + 3.500%) due 4/26/24	628,911
666,794	Quest Software US Holdings Inc., 6.919% (3-Month USD-LIBOR + 5.500%) due 10/31/22	674,016
646,750	Radiate Holdco LLC, 4.350% (1-Month USD-LIBOR + 3.000%) due 2/1/24	641,498
646,742	Reynolds Group Holdings Inc., 4.100% (1-Month USD-LIBOR + 2.750%) due 2/5/23	649,620
675,000	Scientific Games International Inc., 4.657% (1/2-Month USD-LIBOR + 3.250%) due 8/14/24	680,812
125,000	SCS Holdings I Inc., 5.600% (1-Month USD-LIBOR + 4.250%) due 10/30/22	125,416
594,413	Securus Technologies Holdings Inc., 5.850% (1-Month USD-LIBOR + 4.500%) due 11/1/24	599,429
636,800	Select Medical Corp., 4.850% (2/3-Month USD-LIBOR/PRIME + 3.500%/2.500%) due 3/6/24	642,901
641,742	Solera LLC, 4.600% (1-Month USD-LIBOR + 3.250%) due 3/3/23	644,617
644,993	Sophia LP, 4.583% (3-Month USD-LIBOR + 3.250%) due 9/30/22	644,593
705,000	Southern Graphics Inc., due 11/22/22(g)	706,544
305,000	Staples Inc., 5.310% (3-Month USD-LIBOR + 4.000%) due 9/12/24	291,821
651,725	Team Health Holdings Inc., 4.100% (1-Month USD-LIBOR + 2.750%) due 2/6/24	636,657
641,767	Telesat Canada, 4.320% (2-Month USD-LIBOR + 3.000%) due 11/17/23	644,443
641,775	TKC Holdings Inc., 5.673% (1/2-Month USD-LIBOR + 4.250%) due 2/1/23	648,597
	Transdigm Inc.:
10,000	4.100% (1-Month USD-LIBOR + 2.750%) due 6/9/23	10,001
646,725	4.239% (1-Month USD-LIBOR + 3.000%) due 6/9/23	646,790
110,000	Traverse Midstream Partners LLC, 5.330% (3-Month USD-LIBOR + 4.000%) due 9/27/24	111,018

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 2.4% (continued)
$ 641,759	UFC Holdings LLC, 4.580% (1-Month USD-LIBOR + 3.250%) due 8/18/23	$644,865
135,000	Wink Holdco Inc., due 12/2/24(g)	135,675

	TOTAL SENIOR LOANS (Cost - $34,479,314)	34,424,666

SOVEREIGN BONDS - 1.9%
Canada - 0.1%
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	998,597
750,000	Province of Quebec Canada, 2.375% due 1/31/22	748,938

	Total Canada	1,747,535

Chile - 0.2%
	Chile Government International Bond:
300,000	2.250% due 10/30/22	295,500
400,000	3.125% due 3/27/25	409,600
2,000,000	3.125% due 1/21/26	2,026,000
300,000	3.860% due 6/21/47	306,000

	Total Chile	3,037,100

Colombia - 0.1%
	Colombia Government International Bond:
750,000	3.875% due 4/25/27	760,875
250,000	5.625% due 2/26/44	283,875

	Total Colombia	1,044,750

Hungary - 0.0%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	558,250

India - 0.1%
	Export-Import Bank of India:
200,000	2.441% (3-Month USD-LIBOR + 1.000%) due 8/21/22(d)	200,802
1,000,000	4.000% due 1/14/23	1,040,137

	Total India	1,240,939

Indonesia - 0.2%
800,000	Indonesia Government International Bond, 4.875% due 5/5/21	855,918
1,300,000	Perusahaan Penerbit SBSN Indonesia III, 4.150% due 3/29/27(b)	1,337,375

	Total Indonesia	2,193,293

Israel - 0.1%
	Israel Government International Bond:
400,000	4.000% due 6/30/22	425,359
600,000	3.150% due 6/30/23	616,524
700,000	2.875% due 3/16/26	701,715

	Total Israel	1,743,598

Japan - 0.0%
500,000	Japan Bank for International Cooperation, 1.750% due 5/28/20	493,228

Mexico - 0.3%
	Mexico Government International Bond:
500,000	3.500% due 1/21/21	523,000
600,000	4.000% due 10/2/23	630,900
1,800,000	4.150% due 3/28/27	1,884,600
750,000	4.600% due 1/23/46	748,125

	Total Mexico	3,786,625

Panama - 0.2%
	Panama Government International Bond:
600,000	4.000% due 9/22/24	641,250

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
Panama - 0.2% - (continued)
$ 1,700,000		3.875% due 3/17/28	$1,780,750
250,000		4.500% due 5/15/47	268,750

		Total Panama	2,690,750

Peru - 0.1%
700,000		Fondo MIVIVIENDA SA, 3.500% due 1/31/23	708,750

Philippines - 0.2%
		Philippine Government International Bond:
2,100,000		4.200% due 1/21/24	2,281,747
750,000		3.950% due 1/20/40	773,185
500,000		3.700% due 2/2/42	497,735

		Total Philippines	3,552,667

Poland - 0.0%
500,000		Republic of Poland Government International Bond, 4.000% due 1/22/24	534,571

South Korea - 0.1%
750,000		Export-Import Bank of Korea, 2.125% due 1/25/20	741,900

United States - 0.2%
		International Bank for Reconstruction & Development:
2,000,000		1.875% due 3/15/19	2,001,380
250,000		1.875% due 10/27/26	236,778

		Total Supranational	2,238,158

Uruguay - 0.0%
250,000		Uruguay Government International Bond, 4.125% due 11/20/45	250,625

		TOTAL SOVEREIGN BONDS (Cost - $26,378,830)	26,562,739

MUNICIPAL BONDS - 0.2%
California - 0.1%
125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	181,335
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	152,473
150,000	AA+	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/50	229,101
150,000	AA-	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	208,752
		State of California, GO:
100,000	AA-	7.500% due 4/1/34	146,592
200,000	AA-	7.550% due 4/1/39	309,516
125,000	AA-	7.600% due 11/1/40	197,527
		University of California, Revenue Bonds:
25,000	AA	Series AX, 3.063% due 7/1/25	25,385
100,000	AA	Series AJ, 4.601% due 5/15/31	112,420
75,000	AA	Series R, 5.770% due 5/15/43	97,206

		Total California	1,660,307

Illinois - 0.0%
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	248,450
100,000	BBB-	6.725% due 4/1/35	110,578

		Total Illinois	359,028

Massachusetts - 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	126,542

Nevada - 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	153,696

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
New Jersey - 0.0%
$ 100,000	A+	New Jersey Turnpike Authority, Revenue Bonds Series F, 7.414% due 1/1/40	$152,731
New York - 0.1%
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	230,529
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	163,600
250,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series B, 2.100% due 3/15/22	248,508
200,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	226,508

		Total New York	869,145

Texas - 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	98,419

Wisconsin - 0.0%
10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	10,152

		TOTAL MUNICIPAL BONDS (Cost - $3,273,540)	3,430,020

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,379,212,781)	1,378,787,691

SHORT-TERM INVESTMENTS - 9.8%
TIME DEPOSITS - 9.8%
33,003,579		ANZ National Bank - London, 0.600% due 12/1/17	33,003,579
12,326,317		Standard Chartered Bank - London, 0.600% due 12/1/17	12,326,317
94,760,087		Wells Fargo - Grand Cayman, 0.600% due 12/1/17	94,760,087

		TOTAL TIME DEPOSITS (Cost - $140,089,983)	140,089,983

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
949,030		Federated Government Obligations Fund, Premier Class(h) (Cost - $949,030)	949,030

		TOTAL INVESTMENTS - 106.5% (Cost - $1,520,251,794#)	1,519,826,704

		Liabilities in Excess of Other Assets - (6.5)%	(93,218,594)

		TOTAL NET ASSETS - 100.0%	$1,426,608,110

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	This security is traded on a TBA basis.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(e)	Interest only security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	20.6%
Mortgage-Backed Securities	18.9
Corporate Bonds & Notes	17.7
Collateralized Mortgage Obligations	17.2
Asset-Backed Securities	12.1
Senior Loans	2.3
Sovereign Bonds	1.7
Municipal Bonds	0.2
Short-Term Investments	9.2
Money Market Fund	0.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 51.0%
Basic Materials - 2.8%
$ 100,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	$105,839
1,069,000	CF Industries Inc., Company Guaranteed Notes, 6.875% due 5/1/18	1,090,380
1,500,000	Hexion Inc., Senior Secured Notes, 6.625% due 4/15/20	1,323,750
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	208,567
2,000,000	Prince Mineral Holding Corp., Senior Secured Notes, 11.500% due 12/15/19(a)	2,047,500
140,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.250% due 5/15/20	139,375

	Total Basic Materials	4,915,411

Communications - 7.6%
	Amazon.com Inc., Senior Unsecured Notes:
75,000	2.600% due 12/5/19	75,876
20,000	1.900% due 8/21/20(a)	19,869
200,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	203,139
1,770,000	Clearwire Communications LLC / Clearwire Finance Inc., Company Guaranteed Notes, 8.250% due 12/1/40(a)	1,773,717
75,000	Comcast Corp., Company Guaranteed Notes, 5.150% due 3/1/20	79,816
2,443,000	DISH DBS Corp., Company Guaranteed Notes, 4.250% due 4/1/18	2,461,078
1,300,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)	1,322,750
2,250,000	Level 3 Financing Inc., Company Guaranteed Notes, 6.125% due 1/15/21	2,289,375
2,033,000	MHGE Parent LLC / MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% due 8/1/19(a)(b)	2,033,000
80,000	Orange SA, Senior Unsecured Notes, 2.750% due 2/6/19	80,570
930,000	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	982,312
989,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	1,002,599
968,000	Time Inc., Company Guaranteed Notes, 5.750% due 4/15/22(a)	1,010,350

	Total Communications	13,334,451

Consumer Cyclical - 10.1%
20,000	American Honda Finance Corp., Senior Unsecured Notes, 1.950% due 7/20/20	19,846
2,577,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance Inc., Senior Secured Notes, 8.000% due 10/1/20	2,634,983
1,293,000	Chester Downs & Marina LLC / Chester Downs Finance Corp., Senior Secured Notes, 9.250% due 2/1/20(a)	1,324,549
1,700,000	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	1,746,750
140,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	141,510
140,000	CVS Health Corp., Senior Unsecured Notes, 2.800% due 7/20/20	140,808
1,250,000	Dollar Tree Inc., Company Guaranteed Notes, 5.250% due 3/1/20	1,275,000
70,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 2.650% due 4/13/20	70,120
2,641,000	International Automotive Components Group SA, Secured Notes, 9.125% due 6/1/18(a)	2,654,205
2,900,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	2,947,125
1,978,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp., Senior Secured Notes, 5.000% due 8/1/18(a)	1,978,000
135,000	Newell Brands Inc., Senior Unsecured Notes, 3.150% due 4/1/21	136,631
1,007,000	Ruby Tuesday Inc., Company Guaranteed Notes, 7.625% due 5/15/20(c)	1,024,622
45,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.950% due 4/17/20	44,775
1,500,000	William Carter Co., Company Guaranteed Notes, 5.250% due 8/15/21	1,543,125

	Total Consumer Cyclical	17,682,049

Consumer Non-cyclical - 7.4%
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	202,706
120,000	Amgen Inc., Senior Unsecured Notes, 2.200% due 5/11/20	119,500

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Consumer Non-cyclical - 7.4% - (continued)
	Anthem Inc., Senior Unsecured Notes:
$ 70,000	2.300% due 7/15/18	$70,122
30,000	2.500% due 11/21/20	30,015
140,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	139,849
90,000	BAT Capital Corp., Company Guaranteed Notes, 2.297% due 8/14/20(a)	89,527
1,000,000	BI-LO LLC / BI-LO Finance Corp., Senior Secured Notes, 9.250% due 2/15/19(a)	957,500
95,000	Cardinal Health Inc., Senior Unsecured Notes, 1.948% due 6/14/19	94,491
2,317,000	Carolina Beverage Group LLC / Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	2,345,963
140,000	Celgene Corp., Senior Unsecured Notes, 2.875% due 8/15/20	141,301
1,334,000	Cott Beverages Inc., Company Guaranteed Notes, 5.375% due 7/1/22	1,387,360
1,855,000	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	1,957,396
148,142	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	154,438
200,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	207,134
65,000	Kroger Co., Company Guaranteed Notes, 6.150% due 1/15/20	69,993
65,000	McKesson Corp., Senior Unsecured Notes, 2.284% due 3/15/19	65,073
40,000	Molson Coors Brewing Co., Company Guaranteed Notes, 1.450% due 7/15/19	39,546
1,438,000	Nielsen Finance LLC / Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	1,454,178
50,000	Reynolds American Inc., Company Guaranteed Notes, 3.250% due 6/12/20	50,906
80,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.150% due 12/14/18	80,145
3,258,000	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20(a)	3,327,232

	Total Consumer Non-cyclical	12,984,375

Diversified - 0.8%
200,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(a)	199,794
1,200,000	HRG Group Inc., Senior Secured Notes, 7.875% due 7/15/19	1,206,000

	Total Diversified	1,405,794

Energy - 1.5%
200,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	212,186
	BP Capital Markets PLC, Company Guaranteed Notes:
75,000	1.676% due 5/3/19	74,637
35,000	1.768% due 9/19/19	34,794
200,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	199,963
200,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	208,254
160,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	160,410
200,000	Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	218,207
90,000	Kinder Morgan Inc., Company Guaranteed Notes, 3.050% due 12/1/19	90,777
674,000	McDermott International Inc., Secured Notes, 8.000% due 5/1/21(a)	694,220
200,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	201,560
200,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	200,701
250,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	272,551
200,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	199,327

	Total Energy	2,767,587

Financial - 6.9%
200,000	Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	205,880
200,000	Banco de Credito del Peru/Panama, Senior Unsecured Notes, 2.250% due 10/25/19	200,000
200,000	Banco del Estado de Chile, Senior Unsecured Notes, 4.125% due 10/7/20	208,871
200,000	Banco GNB Sudameris SA, Senior Unsecured Notes, 3.875% due 5/2/18	200,154
200,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	217,250
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	156,703

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
Financial - 6.9% - (continued)
$ 200,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(d)	$208,250
20,000		Bank of America Corp., Senior Unsecured Notes, 2.625% due 10/19/20	20,080
95,000		Bank of Nova Scotia, Senior Unsecured Notes, 2.150% due 7/14/20	94,631
65,000		Boston Properties LP, Senior Unsecured Notes, 5.875% due 10/15/19	68,777
145,000		Capital One Financial Corp., Senior Unsecured Notes, 2.400% due 10/30/20	144,293
		Citigroup Inc., Senior Unsecured Notes:
80,000		2.050% due 12/7/18	79,997
65,000		2.327% (3-Month USD-LIBOR + 0.960%) due 4/25/22(d)	65,694
90,000		Commonwealth Bank of Australia, Senior Unsecured Notes, 2.250% due 3/10/20(a)	89,865
200,000		DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(d)(e)	199,318
200,000		Global Bank Corp., Senior Unsecured Notes, 5.125% due 10/30/19	207,850
140,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 2.300% due 12/13/19	139,796
2,008,000		Homefed Corp., Company Guaranteed Notes, 6.500% due 10/1/19(a)	2,008,000
2,874,000		Hunt Cos., Inc., Senior Secured Notes, 9.625% due 3/1/21(a)	3,017,700
1,694,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.875% due 3/15/19	1,700,353
120,000		JPMorgan Chase & Co., Senior Unsecured Notes, 2.250% due 1/23/20	119,970
12,000,000	SEK	MaxFastigheter i Sverige AB, Senior Unsecured Notes, 6.500% (3-Month SEK-STIBOR + 6.500%) due 9/15/20(d)(f)	1,433,324
140,000		Morgan Stanley, Senior Unsecured Notes, 2.293% (3-Month USD-LIBOR + 0.930%) due 7/22/22(d)	141,026
70,000		MUFG Americas Holdings Corp., Senior Unsecured Notes, 2.250% due 2/10/20	69,716
45,000		Nuveen Finance LLC, Senior Unsecured Notes, 2.950% due 11/1/19(a)	45,470
200,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(d)	203,992
135,000		PNC Financial Services Group Inc., Senior Unsecured Notes, 4.375% due 8/11/20	142,119
105,000		Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	113,082
95,000		Royal Bank of Canada, Senior Unsecured Notes, 1.500% due 7/29/19	94,020
75,000		Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/19	75,186
200,000		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	183,000
20,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	19,598
200,000		United Overseas Bank Ltd., Subordinated Notes, 3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(d)	202,965
		Wells Fargo & Co., Senior Unsecured Notes:
65,000		1.500% due 1/16/18	64,990
75,000		2.150% due 1/30/20	74,773
70,000		Westpac Banking Corp., Senior Unsecured Notes, 1.600% due 8/19/19	69,312

		Total Financial	12,286,005

Government - 0.2%
250,000		Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	267,830

Industrial - 8.0%
2,041,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 6/30/21(a)	2,097,127
140,000		Caterpillar Financial Services Corp., Senior Unsecured Notes, 2.100% due 1/10/20	139,784
2,590,000		Clean Harbors Inc., Company Guaranteed Notes, 5.250% due 8/1/20	2,628,850
880,000		Gibraltar Industries Inc., Company Guaranteed Notes, 6.250% due 2/1/21	897,600
600,000		Golar LNG Partners LP, Senior Unsecured Notes, 5.846% (3-Month USD-LIBOR + 4.400%) due 5/22/20(d)	570,000
140,000		Northrop Grumman Corp., Senior Unsecured Notes, 2.080% due 10/15/20	138,832

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Industrial - 8.0% - (continued)
$ 1,000,000	Orbital ATK Inc., Company Guaranteed Notes, 5.250% due 10/1/21	$1,027,500
200,000	PSA International Pte Ltd., Senior Unsecured Notes, 4.625% due 9/11/19	207,953
2,503,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	2,545,238
124,000	Scorpio Tankers Inc., Senior Unsecured Notes, 2.375% due 7/1/19(a)	109,740
1,986,000	Silgan Holdings Inc., Senior Unsecured Notes, 5.000% due 4/1/20	1,995,930
1,519,000	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20(c)	1,526,595
	United Technologies Corp., Senior Unsecured Notes:
55,000	1.500% due 11/1/19	54,377
40,000	1.900% due 5/4/20	39,679

	Total Industrial	13,979,205

Technology - 5.4%
3,000,000	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 6/1/21	3,056,250
275,000	Dell Inc., Senior Unsecured Notes, 5.650% due 4/15/18	277,915
3,786,000	EMC Corp., Senior Unsecured Notes, 1.875% due 6/1/18	3,774,412
1,460,000	Infor US Inc., Senior Secured Notes, 5.750% due 8/15/20(a)	1,501,522
675,000	NXP BV / NXP Funding LLC, Company Guaranteed Notes, 3.750% due 6/1/18(a)	678,206
110,000	QUALCOMM Inc., Senior Unsecured Notes, 2.100% due 5/20/20	109,142
90,000	VMware Inc., Senior Unsecured Notes, 2.300% due 8/21/20	89,365

	Total Technology	9,486,812

Utilities - 0.3%
25,000	American Electric Power Co., Inc., Senior Unsecured Notes, 2.150% due 11/13/20	24,896
200,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	212,900
95,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	94,501
200,000	Empresa de Energia de Bogota SA ESP, Senior Unsecured Notes, 6.125% due 11/10/21	204,100
75,000	Southern Co., Senior Unsecured Notes, 1.850% due 7/1/19	74,615

	Total Utilities	611,012

	TOTAL CORPORATE BONDS & NOTES (Cost - $90,164,807)	89,720,531

ASSET-BACKED SECURITIES - 10.1%
1,000,000	Apidos CLO XVI, Series 2013-16A, Class A1R, 2.337% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(d)	1,001,499
	Avant Loans Funding Trust:
872,175	Series 2017-A, Class A, 2.410% due 3/15/21(a)	873,265
500,000	Series 2017-B, Class A, 2.290% due 6/15/20(a)	500,136
500,000	Avery Point VII CLO Ltd., Series 2015-7A, Class A1, 2.859% (3-Month USD-LIBOR + 1.500%) due 1/15/28(a)(d)	504,945
539,373	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475% due 4/28/32(a)(d)	541,426
70,000	Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.600% (1-Month USD-LIBOR + 1.350%) due 6/15/27(a)(d)	70,263
503,314	CLUB Credit Trust, Series 2017-NP1, Class A, 2.390% due 4/17/23(a)	503,483
340,277	Conn Funding II LP, Series 2017-A, Class A, 2.730% due 7/15/19(a)	340,333
500,000	Crown Point CLO II Ltd., Series 2013-2A, Class A1LR, 1.949% (3-Month USD-LIBOR + 0.590%) due 12/31/23(a)(d)	499,455
437,002	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	433,292
828,300	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(a)	831,405
425,000	Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class A, 2.757% (3-Month USD-LIBOR + 1.390%) due 7/25/27(a)(d)	426,083

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 10.1% (continued)
	Jamestown CLO IX Ltd.:
$ 500,000	Series 2016-9A, Class A1A, 2.933% (3-Month USD-LIBOR + 1.570%) due 10/20/28(a)(d)	$503,084
500,000	Series 2016-9A, Class A1B, 2.863% (3-Month USD-LIBOR + 1.500%) due 10/20/28(a)(d)	503,439
1,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 2.698% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(d)	1,005,079
373,343	Marlette Funding Trust, Series 2017-2A, Class A, 2.390% due 7/15/24(a)	373,674
748,151	New Residential Mortgage Loan Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.598% due 4/25/22(a)	749,325
250,000	OCP CLO Ltd., Series 2014-5A, Class A1, 2.371% (3-Month USD-LIBOR + 1.000%) due 4/26/26(a)(d)	250,200
1,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 2.569% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(d)	1,007,477
886,337	Sofi Consumer Loan Program 2017-5 LLC, Series 2017-5, Class A1, 2.140% due 9/25/26(a)	884,821
788,209	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.770% due 5/25/26(a)	791,829
404,803	Sofi Professional Loan Program LLC, Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	403,544
832,811	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050% due 4/25/29(a)	839,459
750,000	U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, step bond to yield, 3.352% due 11/27/37(a)	750,000
153,837	Venture VII CDO Ltd., Series 2006-7A, Class A1A, 1.593% (3-Month USD-LIBOR + 0.230%) due 1/20/22(a)(d)	153,229
704,960	VOLT LIX LLC, Series 2017-NPL6, Class A1, step bond to yield, 3.250% due 5/25/47(a)	708,081
790,433	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(a)	795,220
552,514	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(a)	555,624
1,000,000	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 2.567% (3-Month USD-LIBOR + 1.200%) due 7/25/26(a)(d)	1,001,163

	TOTAL ASSET-BACKED SECURITIES (Cost - $17,777,669)	17,800,833

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%
	BANK:
1,577,945	Series 2017-BNK4, Class XA, 1.618% due 5/15/50(d)(g)	153,463
1,904,085	Series 2017-BNK6, Class XA, 1.020% due 7/15/60(d)(g)	117,599
275,000	BBCMS Mortgage Trust, Series 2017-GLKS, Class E, 4.101% (1-Month USD-LIBOR + 2.850%) due 11/15/34(a)(d)	275,000
124,461	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.777% due 12/11/40(d)	132,981
	Bsprt Issuer Ltd.:
231,000	Series 2017-FL2, Class A, 2.070% (1-Month USD-LIBOR + 0.820%) due 10/15/34(a)(d)	230,430
81,000	Series 2017-FL2, Class AS, 2.350% (1-Month USD-LIBOR + 1.100%) due 10/15/34(a)(d)	80,799
81,000	Series 2017-FL2, Class B, 2.650% (1-Month USD-LIBOR + 1.400%) due 10/15/34(a)(d)	80,900
	BX Trust:
27,000	Series 2017-IMC, Class D, 3.489% (1-Month USD-LIBOR + 2.250%) due 10/15/32(a)(d)	27,042
44,000	Series 2017-IMC, Class E, 4.489% (1-Month USD-LIBOR + 3.250%) due 10/15/32(a)(d)	44,082
1,702,853	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.483% due 5/10/50(d)(g)	152,678
	CFCRE Commercial Mortgage Trust:
1,392,652	Series 2017-C8, Class XA, 1.842% due 6/15/50(d)(g)	155,987
287,000	Series 2017-C8, Class XB, 1.123% due 6/15/50(d)(g)	21,955
	CLNS Trust:
47,000	Series 2017-IKPR, Class D, 3.295% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(d)	47,073
47,000	Series 2017-IKPR, Class E, 4.745% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(d)	47,147
	Cold Storage Trust:
74,000	Series 2017-ICE3, Class A, 2.250% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(d)	74,183
90,000	Series 2017-ICE3, Class C, 2.600% (1-Month USD-LIBOR + 1.350%) due 4/15/36(a)(d)	90,252

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8% (continued)
$ 658,715	COLT Mortgage Loan Trust, Series 2017-1, Class A2, 2.819% due 5/27/47(a)(d)	$658,857
	Commercial Mortgage Trust:
24,451,009	Series 2013-CR9, Class XA, 0.246% due 7/10/45(d)(g)	138,738
2,468,760	Series 2013-LC6, Class XA, 1.615% due 1/10/46(d)(g)	136,848
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 3.150% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(d)	70,177
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	107,727
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(d)	127,745
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(d)	46,644
8,157,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(d)(g)	116,914
2,969,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(d)(g)	17,333
4,835,000	CSAIL 2017-CX10 Commercial Mortgage Trust, Series 2017-CX10, Class XA, 0.732% due 11/15/27(d)(g)	271,398
825,106	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.406% due 6/15/50(d)(g)	66,306
	Deephaven Residential Mortgage Trust:
517,281	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(d)	515,766
517,281	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(d)	515,898
3,626,000	GS Mortgage Securities Corp. II, Series 2017-GS8, Class XA, 0.983% due 11/10/50(d)(g)	273,618
	GS Mortgage Securities Corp. Trust:
77,000	Series 2017-500K, Class E, 2.750% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(d)	77,068
53,000	Series 2017-500K, Class F, 3.050% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(d) .	53,078
34,000	Series 2017-500K, Class G, 3.750% (1-Month USD-LIBOR + 2.500%) due 7/15/32(a)(d)	34,010
	GS Mortgage Securities Trust:
132,333	Series 2013-GC14, Class A2, 2.995% due 8/10/46	132,887
5,326,057	Series 2016-GS4, Class XA, 0.597% due 11/10/49(d)(g)	196,655
2,327,420	Series 2017-GS6, Class XA, 1.198% due 5/10/50(d)(g)	188,989
	JP Morgan Chase Commercial Mortgage Securities Trust:
52,776	Series 2007-LD11, Class AM, 6.168% due 6/15/49(d)	53,645
74,663	Series 2007-LDPX, Class AM, 5.464% due 1/15/49(d)	74,901
3,624,064	Series 2014-C20, Class XA, 1.266% due 7/15/47(d)(g)	144,735
113,426	Series 2014-FL6, Class A, 2.650% (1-Month USD-LIBOR + 1.400%) due 11/15/31(a)(d) .	113,463
1,447,610	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.629% due 11/15/48(d)(g)	88,254
2,958,484	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, 0.913% due 12/15/49(d)(g)	153,870
	Morgan Stanley Capital I Trust:
164,000	Series 2011-C1, Class D, 5.600% due 9/15/47(a)(d)	173,213
2,214,143	Series 2016-BNK2, Class XA, 1.246% due 11/15/49(d)(g)	151,691
1,543,888	Series 2016-UB11, Class XA, 1.806% due 8/15/49(d)(g)	151,065
4,269,102	Series 2016-UB12, Class XA, 0.963% due 12/15/49(d)(g)	214,477
186,000	Series 2017-CLS, Class E, 3.200% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(d) .	186,000
206,000	Series 2017-CLS, Class F, 3.850% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(d) .	206,000
997,199	Series 2017-H1, Class XA, 1.619% due 6/15/50(d)(g)	95,287
	Morgan Stanley Capital I Inc.:
76,000	Series 2017-ASHF, Class D, 3.450% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(d)(f)	76,423
162,000	Series 2017-ASHF, Class E, 4.400% (1-Month USD-LIBOR + 3.150%) due 11/15/34(a)(d)(f)	161,679
123,000	Series 2017-ASHF, Class F, 5.600% (1-Month USD-LIBOR + 4.350%) due 11/15/34(a)(d)(f)	123,516
	RAIT Trust:
127,985	Series 2017-FL7, Class A, 2.189% (1-Month USD-LIBOR + 0.950%) due 6/15/37(a)(d)	128,056

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8% (continued)
$ 36,000	Series 2017-FL7, Class AS, 2.539% (1-Month USD-LIBOR + 1.300%) due 6/15/37(a)(d)	$ 36,000
900,000	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(d)	900,002
	Rosslyn Portfolio Trust:
35,000	Series 2017-ROSS, Class A, 2.200% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(d)	34,556
35,000	Series 2017-ROSS, Class B, 2.500% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(d)	34,600
549,017	SG Residential Mortgage Trust, Series 2017-1, Class A1, 3.709% due 4/25/47(a)(d)	554,879
	UBS Commercial Mortgage Trust:
1,931,517	Series 2012-C1, Class XA, 2.267% due 5/10/45(a)(d)(g)	141,991
1,384,684	Series 2017-C1, Class XA, 1.774% due 6/15/50(d)(g)	155,727
164,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.205% due 2/15/51(d)	166,739
	Wells Fargo Commercial Mortgage Trust:
2,920,441	Series 2015-LC22, Class XA, 1.046% due 9/15/58(d)(g)	149,645
6,226,294	Series 2015-NXS2, Class XA, 0.917% due 7/15/58(d)(g)	242,277

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $10,432,660)	10,190,918

SENIOR LOANS - 3.5%
	Appvion Inc.:
542,000	7.813% (1-Month USD-LIBOR + 6.500%) due 7/2/18	544,710
121,222	10.600% (1-Month USD-LIBOR + 9.250%) due 7/2/18	121,020
1,890,429	Crestwood Holdings LLC, 9.436% (3-Month USD-LIBOR + 8.000%) due 6/19/19	1,889,635
1,250,000	Internap Corp., 8.250% (1-Month USD-LIBOR + 7.000%) due 4/6/22	1,263,538
442,110	Licensing IP International S.a.r.l, 14.000% (FIXED) due 10/18/18	486,321
994,792	Reddy Ice Corp., 6.881% (3-Month USD-LIBOR/PRIME + 5.500%/4.500%) due 5/1/19	978,208
807,486	SunEdison Inc., 8.850% (1-Month USD-LIBOR + 7.500%) due 5/2/18	806,816

	TOTAL SENIOR LOANS (Cost - $6,086,804)	6,090,248

U.S. GOVERNMENT OBLIGATIONS - 2.2%
	U.S. Treasury Notes:
690,000	1.000% due 3/15/18	689,382
830,000	0.875% due 3/31/18	828,671
730,000	0.875% due 5/31/18	727,833
280,000	0.750% due 10/31/18	277,703
640,000	2.000% due 8/31/21	639,425
640,000	2.125% due 9/30/21	642,050

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,821,252)	3,805,064

SOVEREIGN BONDS - 1.0%
Chile - 0.1%
200,000	Chile Government International Bond, 3.250% due 9/14/21	206,800

Dominican Republic - 0.1%
200,000	Dominican Republic International Bond, 7.500% due 5/6/21	218,750

India - 0.1%
200,000	Export-Import Bank of India, 2.441% due 8/21/22(d)	200,802

Indonesia - 0.1%
200,000	Indonesia Government International Bond, 4.875% due 5/5/21	213,979

Israel - 0.1%
200,000	Israel Government International Bond, 4.000% due 6/30/22	212,680

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Mexico - 0.0%
$ 50,000	Mexico Government International Bond, 3.625% due 3/15/22	$52,200

Peru - 0.3%
200,000	Corp. Financiera de Desarrollo SA, 3.250% due 7/15/19	203,000
200,000	Fondo MIVIVIENDA SA, 3.375% due 4/2/19	202,000

	Total Peru	405,000

Philippines - 0.2%
300,000	Philippine Government International Bond, 4.000% due 1/15/21	315,305

	TOTAL SOVEREIGN BONDS (Cost - $1,826,853)	1,825,516

Shares/Units
EXCHANGE TRADED FUND (ETF) - 15.6%
548,502	iShares Core 1-5 Year USD Bond, Class I Shares (Cost - $27,510,450)	27,381,220

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,620,495)	156,814,330

Face Amount
SHORT-TERM INVESTMENTS - 11.8%
COMMERCIAL PAPER - 6.9%
$ 2,517,000	Boston Scientific Corp., 1.602% due 12/13/17(h)	2,515,741
2,139,000	Constellation Brands Inc., 1.602% due 12/8/17(h)	2,138,173
2,525,000	Kansas City Southern, 1.785% due 1/4/18(h)	2,520,500
2,350,000	Molson Coors Brewing Co., 1.562% due 12/11/17(h)	2,349,009
2,580,000	ONEOK Inc., 1.873% due 12/6/17(h)	2,579,295

	TOTAL COMMERCIAL PAPER (Cost - $12,103,059)	12,102,718

TIME DEPOSITS - 4.5%
5,368,221	ANZ National Bank - London, 0.600% due 12/1/17	5,368,221
1,346	Brown Brothers Harriman - Grand Cayman, 0.600% due 12/1/17	1,346
2,521,003	Industrial & Commercial Bank of China - New York, 0.600% due 12/1/17	2,521,003

	TOTAL TIME DEPOSITS (Cost - $7,890,570)	7,890,570

U.S. GOVERNMENT OBLIGATION - 0.4%
730,000	U.S. Treasury Bill, 1.029% due 12/7/17(h) (Cost - $729,875)	729,875

	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,723,504)	20,723,163

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.1%
MONEY MARKET FUND - 1.1%
1,992,045	Federated Government Obligations Fund, Premier Class(i) (Cost - $1,992,045)	1,992,045

	TOTAL INVESTMENTS - 102.1% (Cost - $180,336,044#)	179,529,538

	Liabilities in Excess of Other Assets - (2.1)%	(3,662,695)

	TOTAL NET ASSETS - 100.0%	$175,866,843

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Interest only security.
(h)	Rate shown represents yield-to-maturity.
(i)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

.Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

SEK	—	Swedish Krona

Summary of Investments by Security Type^
Corporate Bonds & Notes	50.0%
Exchange Traded Fund (ETF)	15.3
Asset-Backed Securities	9.9
Collateralized Mortgage Obligations	5.7
Senior Loans	3.4
U.S. Government Agencies & Obligations	2.1
Sovereign Bonds	1.0
Short-Term Investments	11.5
Money Market Fund	1.1

100.0%

^ As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 70.5%
Australia - 0.6%
$ 600,000		BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.250% (5-Year USD Swap Rate + 4.971%) due 10/19/75(a)(b)	$651,000
2,335,000		CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	2,334,570

		Total Australia	2,985,570

Austria - 0.0%
400,000		OAS Investments GmbH, Company Guaranteed Notes, 8.250% due 10/19/19(c)	32,240

Bermuda - 0.9%
600,000		Digicel Group Ltd., Senior Unsecured Notes, 8.250% due 9/30/20	578,100
4,100,000		Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	3,997,500

		Total Bermuda	4,575,600

British Virgin Islands - 1.9%
1,920,000		CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	1,990,950
		CNPC General Capital Ltd., Company Guaranteed Notes:
2,000,000		2.750% due 5/14/19	2,005,769
2,000,000		3.950% due 4/19/22	2,082,537
1,615,000		Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	1,609,569
		Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
680,000		2.125% due 5/3/19	676,216
600,000		2.000% due 9/29/21(b)	583,345
200,000		2.000% due 9/29/21	194,448
		Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes:
1,000,000		3.000% due 4/12/22	1,002,552
200,000		3.000% due 4/12/22(b)	200,510

		Total British Virgin Islands	10,345,896

Canada - 1.0%
692,000		Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(b)	703,245
1,500,000		Emera Inc., Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	1,687,500
41,303		Express Pipeline LLC, Secured Notes, 7.390% due 12/31/17(b)	41,937
1,327,000		NOVA Chemicals Corp., Senior Unsecured Notes, 5.250% due 6/1/27(b)	1,336,953
806,000	CAD	Postmedia Network Inc., Senior Secured Notes, 8.250% due 7/15/21(b)	593,451
1,914,000	CAD	Sherritt International Corp., Senior Unsecured Notes, 7.500% due 9/24/23	1,164,495

		Total Canada	5,527,581

Cayman Islands - 3.1%
1,000,000		Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	1,029,400
		Alibaba Group Holding Ltd., Senior Unsecured Notes:
1,500,000		2.500% due 11/28/19	1,504,471
300,000		3.125% due 11/28/21	304,597
		CK Hutchison International 17 Ltd., Company Guaranteed Notes:
2,700,000		2.875% due 4/5/22	2,697,219
2,200,000		2.875% due 4/5/22(b)	2,197,734
1,275,093		Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	1,311,752
147,285		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/18	145,076
		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates:
302,581		zero coupon, due 5/31/18	296,363
280,000		zero coupon, due 6/2/25	242,200
		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
1,800,000		zero coupon, due 12/5/22	1,647,000

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Cayman Islands - 3.1% - (continued)
$ 2,700,000	zero coupon, due 12/5/22(b)	$2,470,500
2,400,000	Tencent Holdings Ltd., Senior Unsecured Notes, 2.875% due 2/11/20	2,419,790

	Total Cayman Islands	16,266,102

Chile - 2.9%
4,500,000	Banco del Estado de Chile, Senior Unsecured Notes, 3.875% due 2/8/22	4,696,236
1,700,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	1,775,965
400,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	423,354
1,030,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	1,121,666
2,680,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	2,794,801
600,000	Itau CorpBanca, Senior Unsecured Notes, 3.875% due 9/22/19	614,814
740,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	756,425
2,975,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	3,081,331

	Total Chile	15,264,592

Colombia - 1.1%
400,000	Empresa de Energia de Bogota SA ESP, Senior Unsecured Notes, 6.125% due 11/10/21	408,200
1,600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.625% due 7/29/19	1,724,000
3,500,000	Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.700% due 3/20/22	3,598,455

	Total Colombia	5,730,655

Costa Rica - 0.3%
800,000	Banco de Costa Rica, Government Guaranteed Notes, 5.250% due 8/12/18	802,480
	Banco Nacional de Costa Rica, Senior Unsecured Notes:
480,000	4.875% due 11/1/18	486,048
400,000	5.875% due 4/25/21(b)	417,200

	Total Costa Rica	1,705,728

France - 0.8%
610,000	BNP Paribas SA, Junior Subordinated Notes, 7.625% (5-Year USD Swap Rate + 6.314%)(a)(b)(d)	674,050
1,000,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(d)	1,200,750
2,000,000	Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(d)	2,260,000

	Total France	4,134,800

India - 2.4%
2,800,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	2,837,881
3,680,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	3,904,223
2,240,000	Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	2,443,916
1,835,000	Oil India Ltd., Senior Unsecured Notes, 3.875% due 4/17/19	1,863,670
2,000,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	2,015,600

	Total India	13,065,290

Israel - 0.7%
1,984,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	1,989,079
1,600,000	Israel Electric Corp., Ltd., Senior Secured Notes, 5.625% due 6/21/18	1,628,800

	Total Israel	3,617,879

Italy - 0.4%
1,425,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(d)	1,546,125
325,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%), (Restricted)(a)(d)	356,281

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Italy - 0.4% - (continued)
$ 2,728,000	EUR	Waste Italia SpA, Senior Secured Notes, 10.500% due 11/15/19(b)(c)(e)	$227,290

		Total Italy	2,129,696

Luxembourg - 1.4%
600,000		Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22	574,620
6,805,000		International Automotive Components Group SA, Secured Notes, 9.125% due 6/1/18(b)	6,839,025

		Total Luxembourg	7,413,645

Malaysia - 3.0%
4,600,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	4,672,202
600,000		IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	621,403
200,000		Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	205,240
1,600,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	1,624,512
2,980,000		Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	2,990,445
5,250,000		Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	5,624,250

		Total Malaysia	15,738,052

Marshall Island - 0.7%
1,012,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(b)(f)	991,760
600,000		Eagle Bulk Shipco LLC, Senior Secured Notes, 8.250% due 11/28/22	597,000
2,200,000		Golar LNG Partners LP, Senior Unsecured Notes, 5.846% (3-Month USD-LIBOR + 4.400%) due 5/22/20(a)	2,090,000
326,000		Scorpio Tankers Inc., Senior Unsecured Notes, 2.375% due 7/1/19(b)	288,510

		Total Marshall Island	3,967,270

Mauritius - 0.1%
400,000		UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	399,706

Mexico - 3.1%
		America Movil SAB de CV:
800,000		Company Guaranteed Notes, 5.000% due 3/30/20	845,692
2,600,000		Senior Unsecured Notes, 3.125% due 7/16/22	2,639,832
4,400,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(a)	4,581,500
1,600,000		Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	1,678,810
2,800,000		Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	2,980,600
2,800,000		Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	2,967,394
600,000		Grupo Idesa SA de CV, Company Guaranteed Notes, 7.875% due 12/18/20	565,500

		Total Mexico	16,259,328

Netherlands - 0.7%
2,000,000		Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	2,128,048
1,500,000		Cooperatieve Rabobank UA, Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(a)(b)(d)	1,687,500

		Total Netherlands	3,815,548

Panama - 2.2%
2,787,077		Aeropuerto Internacional de Tocumen SA, Senior Secured Notes, 5.750% due 10/9/23	3,003,075
3,325,000		Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	3,379,031
300,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	300,375
2,251,760		ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	2,347,460
800,000		Global Bank Corp., Senior Unsecured Notes, 5.125% due 10/30/19	831,400
1,778,000		McDermott International Inc., Secured Notes, 8.000% due 5/1/21(b)	1,831,340

		Total Panama	11,692,681

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Paraguay - 0.0%
$ 200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 6.750% due 12/13/22	$204,850

Peru - 1.3%
3,000,000	Banco de Credito del Peru, Senior Unsecured Notes, 5.375% due 9/16/20	3,236,250
3,500,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	3,801,875

	Total Peru	7,038,125

Philippines - 0.1%
650,000	BDO Unibank Inc., Senior Unsecured Notes, 2.625% due 10/24/21	645,574

Singapore - 3.5%
	DBS Group Holdings Ltd.:
3,200,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(d)	3,189,091
1,700,000	Senior Unsecured Notes, 1.987% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	1,706,717
2,580,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	2,560,591
4,200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(a)	4,283,838
2,100,000	PSA International Pte Ltd., Senior Unsecured Notes, 4.625% due 9/11/19	2,183,508
	United Overseas Bank Ltd., Subordinated Notes:
1,600,000	3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(a)	1,623,720
3,100,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	3,135,092
200,000	2.880% (5-Year USD Swap Rate + 1.654%) due 3/8/27(a)	196,974

	Total Singapore	18,879,531

Switzerland - 0.5%
1,000,000	Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.598%)(a)(b)(d)	1,146,170
1,200,000	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.866%), (Restricted)(a)(d)	1,362,653

	Total Switzerland	2,508,823

United Kingdom - 1.1%
1,800,000	Barclays PLC, Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.705%) (a)(d)	1,897,308
2,150,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%)(a)(d)	2,434,875
1,445,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(a)(d)	1,629,237

	Total United Kingdom	5,961,420

United States - 36.7%
6,158,000	Activision Blizzard Inc., Senior Unsecured Notes, 6.125% due 9/15/23(b)	6,502,352
1,585,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(b)	1,727,650
155,272	America West Airlines Pass-Through Trust, Series 2000-1, Pass-Thru Certificates, 8.057% due 7/2/20	174,681
574,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27(b)	592,655
1,291,000	American Express Co., Junior Subordinated Notes, 5.200% (3-Month USD-LIBOR + 3.428%)(a)(d)	1,333,758
373,000	Apple Inc., Senior Unsecured Notes, 1.903% (3-Month USD-LIBOR + 0.500%) due 2/9/22(a) .	377,855
2,544,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	2,467,680
	Bank of America Corp., Junior Subordinated Notes:
2,000,000	6.250% (3-Month USD-LIBOR + 3.705%)(a)(d)	2,215,000
1,195,000	6.300% (3-Month USD-LIBOR + 4.553%)(a)(d)	1,362,778

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 36.7% - (continued)
$ 1,315,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.950% (3-Month USD-LIBOR + 3.420%)(a)(d)	$1,362,669
3,360,000	BI-LO LLC / BI-LO Finance Corp., Senior Secured Notes, 9.250% due 2/15/19(b)	3,217,200
4,176,000	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(b)	4,237,672
3,260,000	Builders FirstSource Inc., Company Guaranteed Notes, 10.750% due 8/15/23(b)	3,675,650
1,750,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%)(a)(d)	1,824,375
6,047,000	Carolina Beverage Group LLC / Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(b)	6,122,587
	Citigroup Inc., Junior Subordinated Notes:
1,830,000	5.875% (3-Month USD-LIBOR + 4.059%)(a)(d)	1,916,925
265,000	5.950% (a)(d)	277,953
670,000	6.250% (3-Month USD-LIBOR + 4.517%)(a)(d)	749,650
1,000,000	Citizens Financial Group Inc., Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.960%)(a)(d)	1,040,000
2,571,000	Clearwire Communications LLC / Clearwire Finance Inc., Company Guaranteed Notes, 8.250% due 12/1/40(b)	2,576,399
	Comcast Corp., Company Guaranteed Notes:
93,000	3.000% due 2/1/24	93,714
186,000	3.300% due 2/1/27	187,309
415,550	Continental Airlines Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 5.983% due 4/19/22	455,983
490,400	Continental Airlines Class A-1 Pass-Through Trust, Series 2000-2, Pass-Thru Certificates , 7.707% due 4/2/21	539,734
124,429	Continental Airlines Class C-2 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 6.236% due 3/15/20	129,406
3,512,000	Cott Beverages Inc., Company Guaranteed Notes, 5.375% due 7/1/22	3,652,480
1,347,000	Crescent Communities LLC / Crescent Ventures Inc., Senior Secured Notes, 8.875% due 10/15/21(b)	1,431,187
2,185,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/23	2,261,475
360,000	Discover Financial Services, Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.076%)(a)(d)	371,250
4,151,000	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	4,342,984
57,652,000	DPH Holdings Corp., Senior Unsecured Notes, 6.550% due 6/15/06(c)	—
6,288,000	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(b)	6,635,098
468,000	DXC Technology Co., Senior Unsecured Notes, 2.431% (3-Month USD-LIBOR + 0.950%) due 3/1/21(a)	469,707
8,272,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.100% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	8,336,525
2,143,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,210,795
1,148,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(b)	1,149,779
2,500,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%)(a)(d)	2,556,250
1,040,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%)(a)(d)(g)	1,068,434
2,081,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.375% (3-Month USD-LIBOR + 3.922%)(a)(d)	2,155,084
6,218,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(b)	6,326,815
	Hexion Inc.:
1,381,000	Secured Notes, 13.750% due 2/1/22(b)	1,122,063

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 36.7% - (continued)
	Senior Secured Notes:
$ 1,123,000	10.000% due 4/15/20	$1,064,042
2,518,000	10.375% due 2/1/22(b)	2,317,315
5,218,000	Homefed Corp., Company Guaranteed Notes, 6.500% due 10/1/19(b)	5,218,000
724,000	Hot Topic Inc., Senior Secured Notes, 9.250% due 6/15/21(b)	539,380
1,089,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(b)	1,112,141
362,000	j2 Cloud Services LLC / j2 Global Co.-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(b)	376,480
2,372,000	Jones Energy Holdings LLC / Jones Energy Finance Corp., Company Guaranteed Notes, 9.250% due 3/15/23	1,695,980
2,750,000	JPMorgan Chase & Co., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 3.780%)(a)(d)	3,144,790
1,325,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(d)	1,371,375
2,832,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., Company Guaranteed Notes, 10.500% due 4/15/23(b)	3,207,240
1,500,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(b)(d)	1,623,750
2,755,000	LBI Media Inc., Senior Secured Notes, 10.000% due 4/15/19(b)	2,720,562
979,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, Senior Unsecured Notes, 7.875% due 5/15/24(b)	976,552
2,100,000	MetLife Inc., Junior Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.575%) (a)(d)	2,186,100
6,119,000	MHGE Parent LLC / MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 8/1/19(b)(h)	6,119,000
5,120,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(b)	5,203,200
415,000	ModusLink Global Solutions Inc., Senior Unsecured Notes, 5.250% due 3/1/19	392,953
350,000	Morgan Stanley, Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.810%) (a)(d)	364,455
10,898,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	11,197,695
325,000	Netflix Inc., Senior Unsecured Notes, 4.875% due 4/15/28(b)	320,531
1,630,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%)(a)(d)	1,735,950
1,865,000	Prospect Capital Corp., Senior Unsecured Notes, 5.750% due 3/15/18	1,896,472
1,000,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,135,000
2,565,000	Real Alloy Holding Inc., Senior Secured Notes, 10.000% due 1/15/19(b)(c)	1,667,250
	Reliance Holding USA Inc., Company Guaranteed Notes:
2,400,000	4.500% due 10/19/20	2,519,943
2,150,000	5.400% due 2/14/22	2,343,938
1,772,000	Ruby Tuesday Inc., Company Guaranteed Notes, 7.625% due 5/15/20(g)	1,803,010
486,000	Salem Media Group Inc., Senior Secured Notes, 6.750% due 6/1/24(b)	489,038
5,487,000	SBA Tower Trust, Mortgage Notes, 3.598% due 4/10/18(b)	5,488,162
1,488,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.000% due 8/1/27(b)	1,504,740
3,825,000	SiTV LLC / SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(b)	2,648,813
1,990,000	Southern States Cooperative Inc., Secured Notes, 10.000% due 8/15/21(b)	1,980,050
6,280,000	Spirit AeroSystems Inc., Company Guaranteed Notes, 5.250% due 3/15/22	6,492,840
1,500,000	State Street Corp., Junior Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.597%) (a)(d)	1,576,500
1,360,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.050% (3-Month USD-LIBOR + 3.102%)(a)(d)	1,385,568
	Tapestry Inc., Senior Unsecured Notes:
362,000	3.000% due 7/15/22	360,153
3,341,000	4.250% due 4/1/25	3,422,525
362,000	4.125% due 7/15/27	362,801
1,352,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	1,370,590
2,548,000	Time Inc., Company Guaranteed Notes, 5.750% due 4/15/22(b)	2,659,475

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 36.7% - (continued)
$ 2,174,000	T-Mobile USA Inc., Company Guaranteed Notes, 6.125% due 1/15/22	$2,250,090
1,441,970	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	353,695
757,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25(b)	815,668
745,000	US Bancorp, Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.486%) (a)(d)	781,133
645,000	Viacom Inc., Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(a)	628,875
690,000	Voya Financial Inc., Company Guaranteed Notes, 5.650% (3-Month USD-LIBOR + 3.580%) due 5/15/53(a)	728,640
635,000	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(a)(d)	639,604
181,000	Walt Disney Co., Senior Unsecured Notes, 2.950% due 6/15/27	179,441
2,555,000	Wells Fargo & Co., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(a)(d)	2,836,050
2,746,000	Westmoreland Coal Co., Senior Secured Notes, 8.750% due 1/1/22(b)	1,256,295
2,764,000	Xerium Technologies Inc., Senior Secured Notes, 9.500% due 8/15/21	2,812,370

	Total United States	195,527,781

	TOTAL CORPORATE BONDS & NOTES (Cost - $377,331,675)	375,433,963

SOVEREIGN BONDS - 8.6%
Chile - 1.6%
	Chile Government International Bond:
660,000	3.250% due 9/14/21	682,440
7,700,000	2.250% due 10/30/22	7,584,500

	Total Chile	8,266,940

Costa Rica - 0.2%
920,000	Costa Rica Government International Bond, 9.995% due 8/1/20	1,069,500

Dominican Republic - 0.5%
	Dominican Republic International Bond:
598,405	9.040% due 1/23/18	603,395
1,800,000	7.500% due 5/6/21	1,968,750

	Total Dominican Republic	2,572,145

India - 0.8%
	Export-Import Bank of India:
200,000	2.750% due 4/1/20	200,462
3,200,000	3.125% due 7/20/21	3,223,482
1,000,000	2.441% (3-Month USD-LIBOR + 1.000%) due 8/21/22(a)	1,004,010

	Total India	4,427,954

Indonesia - 1.3%
	Indonesia Government International Bond:
4,000,000	4.875% due 5/5/21	4,279,588
2,240,000	3.700% due 1/8/22	2,307,758
440,000	Perusahaan Penerbit SBSN Indonesia III, 6.125% due 3/15/19	462,031

	Total Indonesia	7,049,377

Israel - 0.9%
4,600,000	Israel Government International Bond, 4.000% due 6/30/22	4,891,631

Mexico - 0.6%
3,200,000	Mexico Government International Bond, 3.625% due 3/15/22	3,340,800

Panama - 0.4%
2,000,000	Panama Government International Bond, 5.200% due 1/30/20	2,127,500

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Peru - 0.4%
$ 2,150,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	$2,176,875

Philippines - 1.3%
6,600,000	Philippine Government International Bond, 4.000% due 1/15/21	6,936,712

Poland - 0.6%
2,800,000	Republic of Poland Government International Bond, 5.125% due 4/21/21	3,049,200

	TOTAL SOVEREIGN BONDS (Cost - $45,957,294)	45,908,634

SENIOR LOANS - 5.6%
	Appvion Inc.:
2,164,000	7.813% (1-Month USD-LIBOR + 6.500%) due 7/2/18	2,174,820
484,156	10.600% (1-Month USD-LIBOR + 9.250%) due 7/2/18	483,347
2,062,430	Autoparts Holdings (No. 1) Ltd., 8.100% (1-Month USD-LIBOR + 6.750%) due 12/23/21	2,077,899
2,050,734	Dell International LLC, 3.100% (1-Month USD-LIBOR + 1.750%) due 9/7/21	2,049,627
3,251,907	Eastman Kodak Co., 7.583% (3-Month USD-LIBOR + 6.250%) due 9/3/19	2,898,262
2,239,819	Envigo Laboratories Inc., 9.750% (1-Month USD-LIBOR + 8.500%) due 11/3/21	2,228,620
3,379,530	Internap Corp., 8.250% (1-Month USD-LIBOR + 7.000%) due 4/6/22	3,416,130
723,188	Kingpin Intermediate Holdings LLC, 5.570% (3-Month USD-LIBOR + 4.250%) due 7/3/24	728,611
	Lee Enterprises Inc.:
244,776	7.600% (1-Month USD-LIBOR + 6.250%) due 3/31/19	244,776
1,817,695	12.000% (FIXED) due 12/15/22	1,872,226
2,278,000	LSC Communications Inc., 6.838% (1-Month USD-LIBOR + 5.500%) due 9/30/22	2,282,283
1,446,375	MND Holdings III Corp., 5.833% (3-Month USD-LIBOR + 4.500%) due 6/19/24	1,453,607
3,260,927	Reddy Ice Corp., 6.881% (3-Month USD-LIBOR/PRIME + 5.500%/4.500%) due 4/1/19	3,206,568
188,528	Travels Leaders Group LLC, 5.919% (3-Month USD-LIBOR + 4.500%) due 1/25/24	191,355
4,328,000	YI LLC, 5.243% (3-Month USD-LIBOR + 4.000%) due 11/7/24	4,317,180

	TOTAL SENIOR LOANS (Cost - $29,797,414)	29,625,311

Shares/Units
PREFERRED STOCKS - 2.1%
Bermuda - 0.5%
29,008	Aspen Insurance Holdings Ltd., 5.625%(d)(g)	757,399
31,722	Axis Capital Holdings Ltd., 5.500%(d)(g)	808,911
36,273	Maiden Holdings Ltd., 7.125%(d)(g)	875,993

	Total Bermuda	2,442,303

United States - 1.6%
19,210	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	2,104,782
4,989	Farmland Partners Inc., step bond to yield, 6.000%(d)(g)	131,510
25,550	GMAC Capital Trust I, 7.201% (3-Month USD-LIBOR + 5.785%)(a)	667,366
54,847	Huntington Bancshares Inc., 6.250%(d)	1,508,841
95,960	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)(g)	2,593,799
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	567,200
45,000	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)(g)	1,000,800

	Total United States	8,574,298

	TOTAL PREFERRED STOCKS (Cost - $11,011,160)	11,016,601

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Shares/Units	Security	Value
COMMON STOCK - 0.0%
Colombia - 0.0%
$ 8,481	Frontera Energy Corp.*(g) (Cost - $268,679)	$246,712

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $464,366,222)	462,231,221

Face Amount
SHORT-TERM INVESTMENTS - 12.5%
COMMERCIAL PAPERS - 9.5%
3,219,000	Arrow Electronics Inc., 1.803% due 12/26/17(i)	3,214,813
6,629,000	Boston Scientific Corp., 1.602% due 12/13/17(i)	6,625,685
5,586,000	Church & Dwight Co., 1.556% due 2/5/18(i)	5,569,740
5,635,000	Constellation Brands Inc., 1.602% due 12/8/17(i)	5,632,820
6,588,000	Kansas City Southern, 1.785% due 1/4/18(i)	6,576,260
6,191,000	Molson Coors Brewing Co., 1.562% due 12/11/17(i)	6,188,389
6,567,000	ONEOK Inc., 1.873% due 12/6/17(i)	6,565,206
6,446,000	Viacom Inc., 1.732% due 12/20/17(i)	6,440,940
3,792,000	Wyndham Worldwide Corp., 1.801% due 12/4/17(i)	3,791,268

	TOTAL COMMERCIAL PAPERS (Cost - $50,605,896)	50,605,121

TIME DEPOSITS - 3.0%
734,615	ANZ National Bank - London, 0.600% due 12/1/17	734,615
6,419,641	Banco Santander SA - Frankfurt, 0.600% due 12/1/17	6,419,641
2,363,229	Citibank - New York, 0.600% due 12/1/17	2,363,229
6,379,737	Industrial & Commercial Bank of China - New York, 0.600% due 12/1/17	6,379,737

	TOTAL TIME DEPOSITS (Cost - $15,897,222)	15,897,222

	TOTAL SHORT-TERM INVESTMENTS (Cost - $66,503,118)	66,502,343

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
3,731,155	Federated Government Obligations Fund, Premier Class(j) (Cost - $3,731,155)	3,731,155

	TOTAL INVESTMENTS - 100.0% (Cost - $534,600,495#)	532,464,719

	Liabilities in Excess of Other Assets - (0.0)%	(206,570)

	TOTAL NET ASSETS - 100.0%	$532,258,149

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Security is currently in default.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	All or a portion of this security is on loan.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
EUR	—	Euro

Summary of Investments by Security Type^
Corporate Bonds & Notes	70.5%
Sovereign Bonds	8.6
Senior Loans	5.6
Preferred Stocks	2.1
Common Stock	0.0 *
Short-Term Investments	12.5
Money Market Fund	0.7

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Ratings††	Security	Value
MUNICIPAL BONDS - 58.0%
Alaska - 0.6%
$ 1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	$1,189,600

Arizona - 0.6%
1,000,000	AAA	City of Scottsdale AZ, GO, Project 2004 Preserve Acquisition, 5.000% due 7/1/23	1,167,270

California - 4.0%
		Bay Area Toll Authority, Revenue Bonds, Senior Sanitary Francisco Bay Area Toll:
3,000,000	AA	2.000% due 4/1/53(a)	2,984,040
1,500,000	AA	2.125% due 4/1/53(a)	1,492,410
1,500,000	Aa2(b)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,868,145
1,555,000	AA	San Francisco Municipal Transportation Agency, Revenue Bonds, 5.000% due 3/1/31	1,881,099

		Total California	8,225,694

Connecticut - 2.7%
4,465,000	AAA	Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series V1, 0.840% due 7/1/36(a)	4,465,000
1,000,000	AAA	State of Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds, Series B, 5.000% due 6/1/22	1,136,090

		Total Connecticut	5,601,090

District of Columbia - 1.4%
1,000,000	AA	District of Columbia, GO, FGIC & NPFG-Insured, Series A, 3.000% due 6/1/30	995,870
1,500,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	1,785,165

		Total District of Columbia	2,781,035

Georgia - 3.8%
		State of Georgia, GO, Series C:
3,835,000	AAA	5.000% due 7/1/29	4,723,953
2,500,000	AAA	5.000% due 7/1/30	3,067,450

		Total Georgia	7,791,403

Hawaii - 0.3%
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	604,145

Idaho - 1.6%
2,830,000	Aa1(b)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	3,217,229

Kansas - 0.5%
1,000,000	Aa2(b)	Geary County Unified School District No 475, GO, Series B, 5.000% due 9/1/20	1,082,400

Kentucky - 0.6%
1,000,000	A	Kentucky State Property & Building Commission, Revenue Bonds, Series B, 5.000% due 11/1/27	1,170,650

Louisiana - 0.9%
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Lctcs Acourt 391 Project, 5.000% due 10/1/26	1,792,650

Maine - 0.8%
1,660,000	AA+	Maine State Housing Authority, Revenue Bonds, Series F, 3.500% due 11/15/37	1,665,677

Maryland - 2.2%
4,340,000	AAA	County of Montgomery MD, GO, Consolidated Public Improvement, Series D, 3.000% due 11/1/22	4,577,268

Massachusetts - 0.2%
500,000	AA+	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series N, 1.450% due 7/1/41(a)	495,680

Minnesota - 1.8%
3,000,000	AA+	State of Minnesota, GO, Series D, 5.000% due 8/1/25	3,631,290

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Ratings††	Security	Value
Mississippi - 1.5%
$ 2,500,000	AA	State of Mississippi, GO, Series A, 5.000% due 10/1/29	$3,034,100

Nevada - 3.5%
		Clark County School District, GO, Series A:
2,500,000	AA-	5.000% due 6/15/25	2,971,875
3,500,000	AA-	5.000% due 6/15/26	4,198,180

		Total Nevada	7,170,055

New York - 6.1%
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,631,620
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,000,000	AAA	Series A3, 4.000% due 8/1/42	2,137,120
3,700,000	AAA	Series A5, 0.940% due 8/1/41(a)	3,700,000
2,500,000	AAA	New York State Dormitory Authority, Revenue Bonds, Series A, 5.000% due 3/15/31	3,005,525

		Total New York	12,474,265

North Carolina - 4.8%
5,000,000	AAApre (c)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Right Certificates, AMBAC-Insured, 6.000% due 1/1/18	5,017,850
4,000,000	AAA	State of North Carolina, GO, Series A, 5.000% due 6/1/26	4,915,360

		Total North Carolina	9,933,210

Ohio - 3.3%
4,000,000	AAA	City of Columbus OH, GO, Series 2017-1, 5.000% due 4/1/24	4,730,400
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 1.000% due 12/1/36(a)	2,000,000

		Total Ohio	6,730,400

Oklahoma - 0.3%
500,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, Mustang Public Schools Project, 5.000% due 9/1/26	597,160

Oregon - 2.7%
5,505,000	AA	Portland Community College District, GO, 5.000% due 6/15/18	5,614,384

Pennsylvania - 1.8%
1,600,000	AA	Bucks County Water & Sewer Authority, Revenue Bonds, AGM-Insured, 3.375% due 12/1/37 .	1,566,928
1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, PPL Electric Utilities Corp., Series A, 1.800% due 9/1/29(a)	979,860
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,216,230

		Total Pennsylvania	3,763,018

South Carolina - 0.1%
250,000	AA+	Town of Mount Pleasent SC Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 6/1/31	302,520

Tennessee - 1.8%
3,000,000	AA+	County of Shelby TN, GO, Series A, 5.000% due 4/1/31	3,598,200

Texas - 6.0%
250,000	Aa2(b)	City of Houston TX Combined Utility System Revenue, Revenue Bonds, Series B, 4.000% due 11/15/21	270,468
2,175,000	AAA	Conroe Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	2,615,263
1,000,000	AAA	Houston Independent School District, GO, Schoolhouse, Series A2, PSF-GTD-Insured, 3.000% due 6/1/39(a)	1,018,620
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,451,368
1,195,000	Aaa(b)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,444,875

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Ratings††	Security	Value
Texas - 6.0% - (continued)
		State of Texas, GO:
$ 2,655,000	AAA	Transportation Commission Highway Improvement, Series A, 5.000% due 4/1/26	$3,224,365
1,500,000	AAA	Transportation Commission Mobility Fund, 5.000% due 10/1/30	1,830,690
400,000	AA+	Trinity River Authority LLC Denton Creek Wastewater Treatment System Revenue, Revenue Bonds, Regional Treatment System, 5.000% due 2/1/22	450,540

		Total Texas	12,306,189

Virginia - 3.5%
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,271,036
		County of Fairfax VA, GO, Public Improvement, Series A:
250,000	AAA	4.000% due 10/1/27	284,055
3,000,000	AAA	5.000% due 10/1/27	3,707,460

		Total Virginia	7,262,551

Washington - 0.3%
500,000	AA+	Pierce County School District No 3 Puyallup, GO, 5.000% due 12/1/34	593,880
Wisconsin - 0.3%
500,000	AA+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Ascension Senior Credit Group, Series A, 4.000% due 11/15/36	519,995
		TOTAL MUNICIPAL BONDS (Cost - $119,818,453)	118,893,008

SHORT-TERM INVESTMENTS - 42.5%
MUNICIPAL BONDS - 31.2%
3,500,000	MIG1(b)	Charleston County School District, GO, 5.000% due 3/30/18	3,543,015
2,000,000	MIG1(b)	City of Houston TX, GO, 5.000% due 6/29/18	2,042,980
1,000,000	SP-1+	City of Milwaukee WI, Revenue Notes, Series R3, 4.000% due 12/21/17	1,001,735
3,000,000	SP-1+	Colorado State Education Loan Program, Revenue Notes, Series A, 5.000% due 6/28/18	3,062,790
10,000,000	SP-1+	Commonwealth of Massachusetts, GO, Series B, 2.000% due 5/21/18	10,038,200
5,000,000	SP-1+	County of Erie NY, GO, 2.000% due 6/30/18	5,018,600
3,000,000	SP-1+	San Diego Unified School District, GO, Series A, 3.000% due 6/29/18	3,029,880
5,000,000	MIG1(b)	School District of Broward County, GO, 2.000% due 6/15/18	5,018,050
1,400,000	SP-1+	State of Colorado, Revenue Notes, Series A, 4.000% due 6/27/18	1,421,644
3,375,000	SP-1+	State of Idaho, GO, 4.000% due 6/29/18	3,427,650
7,500,000	SP-1+	State of Oregon, GO, Series A, 5.000% due 9/28/18	7,724,625
8,500,000	SP-1+	State of Texas, Revenue Notes, 4.000% due 8/30/18	8,668,980
5,000,000	SP-1+	Triborough Bridge & Tunnel Authority, Revenue Notes, Series A2, 2.000% due 2/15/18	5,009,100
5,000,000	AA	University of Minnesota, Revenue Bonds, Series B, 2.000% due 12/1/17	5,000,000

		TOTAL MUNICIPAL BONDS (Cost - $64,125,042)	64,007,249

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Security	Value
TIME DEPOSITS - 11.3%
$ 14,333,783	Industrial & Commercial Bank of China - New York, 0.600% due 12/1/17	$14,333,783
8,738,228	Standard Chartered Bank - London, 0.600% due 12/1/17	8,738,228

	TOTAL TIME DEPOSITS (Cost - $23,072,011)	23,072,011

	TOTAL SHORT-TERM INVESTMENTS (Cost - $87,197,053)	87,079,260

	TOTAL INVESTMENTS - 100.5% (Cost - $207,015,506#)	205,972,268

	Liabilities in Excess of Other Assets - (0.5)%	(1,031,211)

	TOTAL NET ASSETS - 100.0%	$204,941,057

††	All Rating are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
LLC	—	Limited Liability Company
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

See pages 111-113 for definitions of ratings.

Summary of Investments by Security Industry^
General Obligation	32.9%
Education	14.1
Transportation	4.0
Power	2.4
Water and Sewer	2.2
Single Family Housing	1.4
Development	0.5
Health Care Providers and Services	0.2
Short-Term Investments	42.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†		Security	Value
CORPORATE BONDS & NOTES - 26.0%
Basic Materials - 1.0%
		Hexion Inc., Senior Secured Notes:
$ 1,960,000		6.625% due 4/15/20	$1,729,700
5,334,000		10.000% due 4/15/20	5,053,965
2,028,000		10.375% due 2/1/22(a)	1,866,368
1,056,000		Hexion Inc. / Hexion Nova Scotia Finance ULC, Secured Notes, 9.000% due 11/15/20	768,240

		Total Basic Materials	9,418,273

Communications - 4.1%
2,795,000		Altice Luxembourg SA, Company Guaranteed Notes, 7.750% due 5/15/22(a)	2,669,225
5,546,000		Avaya Inc., Senior Secured Notes, 7.000% due 4/1/19(a)(b)(c)	4,256,555
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes, 5.125% due 5/1/27(a)	1,733,594
2,500,000		Ciena Corp., Senior Unsecured Notes, 3.750% due 10/15/18(a)(b)	2,987,500
		Digicel Ltd., Company Guaranteed Notes:
4,450,000		6.750% due 3/1/23(a)(b)	4,316,500
3,820,000		6.750% due 3/1/23	3,705,400
3,440,000		EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24(b)	3,809,800
1,808,000		Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	1,432,840
7,015,000		HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)(b)	7,137,763
		Intelsat Jackson Holdings SA:
2,230,000		Company Guaranteed Notes, 9.750% due 7/15/25(a)	2,151,950
1,117,000		Senior Secured Notes, 8.000% due 2/15/24(a)	1,181,227
3,500,000		SFR Group SA, Senior Secured Notes, 7.375% due 5/1/26(a)(b)	3,526,250
2,380,000		Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)(b)	2,445,450

		Total Communications	41,354,054

Consumer Cyclical - 2.9%
		Codere Finance 2 Luxembourg SA, Senior Secured Notes:
4,000,000	EUR	6.750% due 11/1/21	5,033,853
2,625,000		7.625% due 11/1/21	2,676,844
7,593,000		JC Penney Corp., Inc., Senior Secured Notes, 5.875% due 7/1/23(a)	7,146,911
4,750,000	GBP	Matalan Finance PLC, Senior Secured Notes, 6.875% due 6/1/19	6,423,900
1,460,000		Men’s Wearhouse Inc., Company Guaranteed Notes, 7.000% due 7/1/22	1,403,425
6,308,000		Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes, 8.000% due 10/15/21(a)(b)	3,595,560
		Rite Aid Corp.:
1,231,000		Company Guaranteed Notes, 6.125% due 4/1/23(a)	1,138,675
2,096,000		Senior Unsecured Notes, 7.700% due 2/15/27	1,834,000

		Total Consumer Cyclical	29,253,168

Consumer Non-cyclical - 5.4%
1,200,000		Adecoagro SA, Senior Unsecured Notes, 6.000% due 9/21/27(a)(b)	1,191,000
		CHS/Community Health Systems Inc., Senior Secured Notes:
2,450,000		5.125% due 8/1/21	2,290,750
4,994,000		6.250% due 3/31/23	4,669,390
8,878,000		Endo Dac / Endo Finance LLC / Endo Finco Inc., Company Guaranteed Notes, 6.000% due 2/1/25(a)	6,702,890
2,220,000		HCA Inc., Company Guaranteed Notes, 5.875% due 2/15/26	2,361,525
		Kindred Healthcare Inc., Company Guaranteed Notes:
2,856,000		8.000% due 1/15/20(b)	2,877,420
3,364,000		6.375% due 4/15/22(b)	3,178,980
6,801,000		Rent-A-Center Inc., Company Guaranteed Notes, 4.750% due 5/1/21(d)	6,358,935

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Security	Value
Consumer Non-cyclical - 5.4% - (continued)
$ 5,510,000	Sterigenics-Nordion Holdings LLC, Senior Unsecured Notes, 6.500% due 5/15/23(a)(b)	$5,785,500
6,248,450	Syniverse Foreign Holdings Corp., Company Guaranteed Notes, 9.125% due 1/15/22(a)(b)	6,357,798
3,000,000	Tenet Healthcare Corp., Secured Notes, 5.125% due 5/1/25(a)	2,895,000
	Valeant Pharmaceuticals International Inc.:
1,674,000	Company Guaranteed Notes, 5.875% due 5/15/23(a)	1,462,657
	Senior Secured Notes:
774,000	6.500% due 3/15/22(a)	812,700
4,031,000	7.000% due 3/15/24(a)	4,318,209
3,357,000	Vector Group Ltd., Senior Secured Notes, 6.125% due 2/1/25(a)(b)	3,499,673

	Total Consumer Non-cyclical	54,762,427

Diversified - 1.0%
10,000,000	HRG Group Inc., Senior Unsecured Notes, 7.750%due 1/15/22(b)	10,385,000

Energy - 4.2%
3,920,000	Antero Resources Corp., Company Guaranteed Notes, 5.000% due 3/1/25(b)	3,988,600
4,736,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(a)	3,504,640
750,000	Chesapeake Energy Corp., Company Guaranteed Notes, 8.000% due 1/15/25(a)	745,312
803,238	Connacher Oil & Gas Ltd., Secured Notes, 12.000% due 8/31/18(a)(c)(e)(f)	8,033
2,996,000	Continental Resources Inc., Company Guaranteed Notes, 4.900% due 6/1/44(b)	2,846,200
2,418,000	Denbury Resources Inc., Secured Notes, 9.000% due 5/15/21(a)	2,333,370
	Diamondback Energy Inc., Company Guaranteed Notes:
1,062,000	4.750% due 11/1/24(b)	1,073,948
3,195,000	5.375% due 5/31/25(b)	3,297,847
3,500,000	Enbridge Energy Partners LP, Junior Subordinated Notes, 5.133% (3-Month USD-LIBOR
	+ 3.798%) due 10/1/37(g)	3,465,000
	EP Energy LLC / Everest Acquisition Finance Inc.:
	Company Guaranteed Notes:
3,909,000	9.375% due 5/1/20(d)	2,892,660
742,000	7.750% due 9/1/22	422,940
1,810,000	6.375% due 6/15/23	995,500
1,000,000	Senior Secured Notes, 8.000% due 11/29/24(a)	1,000,000
	Newfield Exploration Co., Senior Unsecured Notes:
1,485,000	5.625% due 7/1/24(b)	1,603,800
750,000	5.375% due 1/1/26	798,750
672,000	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)(c)	241,920
2,045,000	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)(c)	940,700
	Peabody Energy Corp., Senior Secured Notes:
1,470,000	6.000% due 3/31/22(a)	1,512,262
2,174,000	6.375% due 3/31/25(a)	2,236,503
	Sable Permian Resources LLC / AEPB Finance Corp., Senior Unsecured Notes:
6,336,000	7.125% due 11/1/20(a)	5,195,520
417,000	7.375% due 11/1/21(a)	327,345
	Transocean Inc., Company Guaranteed Notes:
1,478,000	9.000% due 7/15/23(a)	1,596,240
150,000	7.500% due 1/15/26(a)	154,125
245,000	Weatherford International Ltd., Company Guaranteed Notes, 7.750% due 6/15/21	249,900

	Total Energy	41,431,115

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Security	Value
Financial - 3.7%
$ 1,000,000	Abe Investment Holdings Inc. / Getty Images Inc., Senior Unsecured Notes, 7.000% due 10/15/20(a)(b)	$600,000
960,000	Acrisure LLC / Acrisure Finance Inc., Senior Unsecured Notes, 7.000% due 11/15/25(a)	946,800
8,742,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)(b)	8,894,985
10,335	Harvest Capital Credit Corp., Corporate Unsecured Notes, 6.125% due 9/15/22	260,442
5,000,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% (3-Month USD-LIBOR + 3.470%)(b)(g)(h)	5,090,000
24,762	KCAP Financial Inc., Corporate Unsecured Notes, 6.125% due 9/30/22	623,755
995,000	PNC Capital Trust C, Limited Guaranteed Notes, 2.051% (3-Month USD-LIBOR + 0.570%) due 6/1/28(b)(g)	935,300
7,050,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 3.655% (3-Month USD- LIBOR + 2.320%)(b)(g)(h)	6,961,875
4,213,000	State Street Corp., Junior Subordinated Notes, 2.320% (3-Month USD-LIBOR + 1.000%) due 6/15/47(b)(g)	3,844,363
21,189	TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22	548,159
1,207,000	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, Company Guaranteed Notes, 8.250% due 10/15/23(b)	1,155,703
8,215,000	USB Realty Corp., Junior Subordinated Notes, 2.506% (3-Month USD-LIBOR + 1.147%)(a)(b)(g)(h)	7,383,231

	Total Financial	37,244,613

Industrial - 1.6%
985,000	Aeropuertos Argentina 2000 SA, Senior Secured Notes, 6.875% due 2/1/27(a)(b)	1,072,369
5,100,000	Amsted Industries Inc., Company Guaranteed Notes, 5.000% due 3/15/22(a)(b)	5,246,625
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.:
2,355,000	Company Guaranteed Notes, 6.000% due 2/15/25(a)(b)	2,502,423
1,210,000	Senior Secured Notes, 4.625% due 5/15/23(a)(b)	1,241,762
3,004,000	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)(b)	3,131,670
2,853,000	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34(b)	2,845,867

	Total Industrial	16,040,716

Technology - 1.1%
5,466,930	DynCorp International Inc., Secured Notes, 11.875% (10.375% cash or 1.500% PIK) due 11/30/20(b)(i)	5,781,278
2,500,000	Microchip Technology Inc., Senior Subordinated Notes, 1.625% due 2/15/25(b)	4,217,188
	Western Digital Corp.:
735,000	Company Guaranteed Notes, 10.500% due 4/1/24	853,059
388,000	Senior Secured Notes, 7.375% due 4/1/23(a)	421,950

	Total Technology	11,273,475

Utilities - 1.0%
2,984,000	Dynegy Inc., Company Guaranteed Notes, 7.625% due 11/1/24	3,248,830
400,000	NRG Energy Inc., Company Guaranteed Notes, 6.250% due 5/1/24(b)	424,000
	Talen Energy Supply LLC, Company Guaranteed Notes:
3,477,000	9.500% due 7/15/22(a)	3,624,772
3,383,000	10.500% due 1/15/26(a)	3,404,144

	Total Utilities	10,701,746

	TOTAL CORPORATE BONDS & NOTES (Cost - $264,844,557)	261,864,587

SENIOR LOANS - 10.6%
2,761,550	Acrisure LLC, 5.647% (2-Month USD-LIBOR + 4.250%) due 11/22/23	2,784,857
2,800,000	Asurion LLC, 7.350% (1-Month USD-LIBOR + 6.000%) due 8/4/25	2,870,700

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Rating††	Security	Value
SENIOR LOANS - 10.6% - (continued)
		Avaya Inc.:
$ 955,500		8.702% (1-Week USD-LIBOR + 7.500%) due 1/23/18	$954,984
1,650,000		6.870% (3-Month USD-LIBOR + 5.500%) due 3/31/18	1,259,296
1,200,000		6.621% (3-Month USD-LIBOR + 5.250%) due 5/29/20	914,496
6,010,000		due 11/8/24(j)	5,925,199
4,695,000		California Resources Corp., 11.658% (1-Month USD-LIBOR + 10.375%) due 12/31/21	5,070,600
5,499,529		Chobani LLC, 4.742% (1-Month USD-LIBOR + 3.500%) due 10/10/23	5,554,525
4,957,014		Communications Sales & Leasing Inc., 4.350% (1-Month USD-LIBOR + 3.000%) due 10/24/22	4,768,052
		DigiCert Inc.:
2,250,000		6.130% (3-Month USD-LIBOR + 4.750%) due 10/31/24	2,277,428
1,500,000		9.380% (3-Month USD-LIBOR + 8.000%) due 10/31/25	1,507,500
1,805,778		DynCorp International Inc., 7.750% (3-Month USD-LIBOR + 6.000%) due 7/7/20	1,806,916
2,187,820		EIG Investors Corp., 5.458% (1/3-Month USD-LIBOR + 4.000%) due 2/9/23	2,201,035
		Equinox Holdings Inc.:
3,233,750		4.350% (1-Month USD-LIBOR + 3.000%) due 3/8/24	3,253,961
1,000,000		8.350% (1-Month USD-LIBOR + 7.000%) due 9/6/24	1,029,380
6,507,499		Evergreen Skills Lux SÀRL, 6.100% (1-Month USD-LIBOR + 4.750%) due 4/28/21	6,235,030
7,999,005		Getty Images Inc., 4.833% (3-Month USD-LIBOR + 3.500%) due 10/18/19	6,949,136
8,457,063		Hoya Midco LLC, 5.350% (1-Month USD-LIBOR + 4.000%) due 6/30/24	8,446,491
7,595,000		La Paloma Generating Co. LLC, 9.250% due 2/20/20(c)(e)(f)	379,750
		McAfee LLC:
1,920,000		5.833% (3-Month USD-LIBOR + 4.500%) due 9/30/24	1,928,102
1,600,000		9.833% (3-Month USD-LIBOR + 8.500%) due 9/29/25	1,616,496
2,994,498.3		Navistar Inc., 4.750% (1-Month USD-LIBOR + 3.500%) due 11/6/24	3,003,242
878,340		Neiman Marcus Group Inc., 4.492% (1-Month USD-LIBOR + 3.250%) due 10/25/20	715,601
3,984,350		Proquest LLC, 5.100% (1-Month USD-LIBOR + 3.750%) due 10/24/21	4,025,867
669,704		Quorum Health Corp., due 4/29/22(j)	672,008
3,611,398		Revlon Consumer Products Corp., 4.850% (1-Month USD-LIBOR + 3.500%) due 9/7/23	2,726,605
7,750,000		Scientific Games International Inc., 4.657% (1/2-Month USD-LIBOR + 3.250%) due 8/14/24 .	7,816,728
8,945,486		Seadrill Operating LP, 4.333% (3-Month USD-LIBOR + 3.000%) due 2/21/21	6,880,600
3,117,343		Southern Pacific Resource Corp., 14.250% due 3/31/19(c)(e)(f)	—
2,775,320.05		Supervalu Inc., 4.850% (1-Month USD-LIBOR + 3.500%) due 6/8/24	2,671,246
5,069,397		Uber Technologies Inc., 5.328% (1-Month USD-LIBOR + 4.000%) due 7/13/23	5,107,417
1,591,960		UFC Holdings LLC, 4.580% (1-Month USD-LIBOR + 3.250%) due 8/18/23	1,599,665
3,242,500		UOS LLC, 6.850% (1-Month USD-LIBOR + 5.500%) due 4/18/23	3,311,403

		TOTAL SENIOR LOANS (Cost - $107,578,773)	106,264,316

MUNICIPAL BONDS - 0.5%
Puerto Rico - 0.5%
3,675,000	D	Commonwealth of Puerto Rico, GO, Series A, 8.000% due 7/1/35(c)	882,000
		Government Development Bank for Puerto Rico, Revenue Bonds:
6,380,000	D	Series A, 3.875% due 2/1/17(c)	1,842,225
1,515,000	WR(k)	Series B, 4.704% due 5/1/16(c)	437,456
3,220,000	C(k)	Series H, 4.900% due 8/1/21(c)	929,872
2,615,000	C(k)	Series I, 4.350% due 8/1/18(c)	755,160
		Total Puerto Rico	4,846,713

		TOTAL MUNICIPAL BONDS (Cost - $4,568,388)	4,846,713

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
OPEN-END FUNDS - 20.5%
11,965,296	JPMorgan Strategic Income Opportunities Fund, Class I Shares	$138,797,432
5,455,187	Legg Mason BW Absolute Return Opportunities Fund, Class I Shares	67,698,877

	TOTAL OPEN-END FUNDS (Cost - $206,055,868)	206,496,309

COMMON STOCKS - 13.2%
BASIC MATERIALS - 0.6%
Chemicals - 0.6%
51,240	Huntsman Corp.	1,637,630
187,259	Venator Materials PLC*	4,119,698
	Total Chemicals	5,757,328

	TOTAL BASIC MATERIALS	5,757,328

COMMUNICATIONS - 1.0%
Media - 1.0%
576,927	TiVo Corp.(b)	10,269,301

CONSUMER CYCLICAL - 0.4%
Auto Manufacturers - 0.2%
40,676	General Motors Co.(b)	1,752,729

Retail - 0.2%
26,008	Group 1 Automotive Inc.	2,107,428

	TOTAL CONSUMER CYCLICAL	3,860,157

CONSUMER NON-CYCLICAL - 3.4%
Biotechnology - 1.3%
17,914	Blueprint Medicines Corp.*	1,344,625
150,872	Loxo Oncology Inc.*(b)	11,579,426

	Total Biotechnology	12,924,051

Commercial Services - 0.5%
93,547	Quanta Services Inc.*	3,545,431
136,467	Rent-A-Center Inc.(d)	1,533,889

	Total Commercial Services	5,079,320

Healthcare-Services - 0.3%
277,683	Natera Inc.*(b)	2,701,856

Pharmaceuticals - 1.3%
123,583	Aclaris Therapeutics Inc.*(b)	2,930,153
395,233	Array BioPharma Inc.*	4,446,371
179,410	Catalyst Pharmaceuticals Inc.*	771,463
232,368	Clementia Pharmaceuticals Inc.*(b)(d)	3,692,328
73,912	Concert Pharmaceuticals Inc.*(b)	1,667,455
	Total Pharmaceuticals	13,507,770

	TOTAL CONSUMER NON-CYCLICAL	34,212,997

DIVERSIFIED - 1.5%
SPACs - 1.5%
59,824	Andina Acquisition Corp. II*	616,187
26,313	Atlantic Acquisition Corp.*	257,867
42,941	Big Rock Partners Acquisition Corp.*	429,410
34,933	Black Ridge Acquisition Corp.*	335,357
1,075,270	CF Corp., Class A Shares*(b)	10,623,668
52,566	CM Seven Star Acquisition Corp.*	505,685
22,935	Constellation Alpha Capital Corp.*	222,470

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
DIVERSIFIED - 1.5% - (continued)
SPACs - 1.5% - (continued)
21,044	Draper Oakwood Technology Acquisition Inc., Class A Shares*	$205,389
35,010	Haymaker Acquisition Corp.*	347,999
42,864	Hennessy Capital Acquisition Corp. III*	420,496
25,795	Industrea Acquisition Corp., Class A Shares*(d)	250,211
35,601	Legacy Acquisition Corp.*	356,010
30,010	Osprey Energy Acquisition Corp.*	286,896
60,188	Pensare Acquisition Corp.*	581,416
	Total SPACs	15,439,061

	TOTAL DIVERSIFIED	15,439,061

ENERGY - 0.4%
Oil & Gas - 0.4%
534,616	Connacher Oil & Gas Ltd.*(e)(f)	—
74,542	EQT Corp.	4,442,703
	Total Oil & Gas	4,442,703

	TOTAL ENERGY	4,442,703

FINANCIAL - 1.8%
Banks - 0.4%
14,955	BB&T Corp.	739,076
63,470	Huntington Bancshares Inc.	913,968
47,400	Kearny Financial Corp.	701,520
37,700	KeyCorp	715,546
4,085	M&T Bank Corp.	690,161

	Total Banks	3,760,271

Investment Companies - 0.4%
103,024	American Capital Senior Floating Ltd.	1,117,810
113,511	Corporate Capital Trust Inc.*	2,055,684
51,161	FS Investment Corp.(d)	414,404

	Total Investment Companies	3,587,898

Savings & Loans - 1.0%
46,154	Investors Bancorp Inc.	658,618
181,216	OceanFirst Financial Corp.(b)	5,028,744
151,047	Oritani Financial Corp.(b)	2,605,561
71,314	Waterstone Financial Inc.(b)	1,347,835
	Total Savings & Loans	9,640,758

	TOTAL FINANCIAL	16,988,927

INDUSTRIAL - 2.1%
Building Materials - 1.2%
160,108	Builders FirstSource Inc.*(b)	3,266,203
48,696	Eagle Materials Inc.	5,450,543
16,158	Martin Marietta Materials Inc.	3,367,166

	Total Building Materials	12,083,912

Transportation - 0.9%
119,911	XPO Logistics Inc.*(b)	9,476,566

	TOTAL INDUSTRIAL	21,560,478

TECHNOLOGY - 2.0%
Semiconductors - 2.0%
178,803	NXP Semiconductors NV*(b)	20,274,472

	TOTAL COMMON STOCKS (Cost - $124,668,934)	132,805,424

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CLOSED-END FUNDS - 8.1%
65,751	Adams Diversified Equity Fund Inc., Class Common Shares	$977,717
140,994	Advent/Claymore Enhanced Growth & Income Fund, Class Common Shares	1,173,070
73,383	AllianzGI Equity & Convertible Income Fund, Class Common Shares	1,562,324
53,417	AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares(d)	717,924
357,604	Alpine Total Dynamic Dividend Fund, Class Common Shares	3,268,501
59,442	Ares Capital Corp., Class Common Shares	964,149
177,189	BlackRock Credit Allocation Income Trust, Class Common Shares	2,345,982
23,496	BlackRock Debt Strategies Fund Inc., Class Common Shares	271,379
13,791	BlackRock Multi-Sector Income Trust, Class Common Shares	247,686
235,898	Central Fund of Canada Ltd., Class Common Shares	3,094,982
118,035	Clough Global Equity Fund, Class Common Shares	1,567,505
282,384	Clough Global Opportunities Fund, Class Common Shares(d)	3,094,929
214,607	Cornerstone Strategic Value Fund Inc., Class Common Shares(d)	3,231,981
83,752	Cornerstone Total Return Fund Inc., Class Common Shares	1,245,392
128,590	Delaware Enhanced Global Dividend & Income Fund, Class Common Shares	1,540,508
34,210	Eaton Vance Ltd. Duration Income Fund, Class Common Shares(d)	459,098
55,190	General American Investors Co., Inc., Class Common Shares	1,859,903
21,578	General American Investors Co., Inc., Class Preferred Shares(h)	572,464
165,192	Highland Floating Rate Opportunities Fund, Class Common Shares	2,539,001
41,802	Invesco High Income Trust II, Class Common Shares	613,235
156,888	Invesco Senior Income Trust, Class Common Shares	691,876
83,343	Kayne Anderson MLP Investment Co., Class Common Shares*	1,276,815
114	KKR Income Opportunities Fund, Class Common Shares	1,797
73,830	Lazard World Dividend & Income Fund Inc., Class Common Shares	834,279
171,776	Legg Mason BW Global Income Opportunities Fund Inc., Class Common Shares	2,190,144
1,077,502	Liberty All Star Equity Fund, Class Common Shares	6,561,987
81,349	Madison Covered Call & Equity Strategy Fund, Class Common Shares	622,320
161,881	NexPoint Credit Strategies Fund, Class Common Shares	3,823,629
138,430	Nuveen AMT-Free Quality Municipal Income Fund, Class Common Shares	1,874,342
154,435	Nuveen Credit Strategies Income Fund, Class Common Shares	1,266,367
81,583	Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares	1,050,789
108,775	Nuveen Mortgage Opportunity Term Fund, Class Common Shares(d)	2,795,518
48,505	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares	1,204,864
132,821	Nuveen Quality Municipal Income Fund, Class Common Shares	1,838,243
14,091	PIMCO Dynamic Credit & Mortgage Income Fund, Class Common Shares	315,920
145,134	PIMCO High Income Fund, Class Common Shares(d)	1,081,248
110,589	Prudential Global Short Duration High Yield Fund Inc., Class Common Shares	1,592,482
29,130	Prudential Short Duration High Yield Fund Inc., Class Common Shares	429,668
40,549	Reaves Utility Income Fund, Class Common Shares	1,264,723
188,844	Royce Micro-Capital Trust Inc., Class Common Shares	1,788,353
118,995	Royce Value Trust Inc., Class Common Shares	1,918,199
422,826	Sprott Focus Trust Inc., Class Common Shares	3,374,151
383,488	Templeton Global Income Fund, Class Common Shares	2,508,012
64,267	Virtus Total Return Fund Inc., Class Common Shares	823,903
51,107	Voya Prime Rate Trust, Class Common Shares	259,624
288,505	Western Asset Emerging Markets Debt Fund Inc., Class Common Shares	4,417,012
598,677	Western Asset High Income Opportunity Fund Inc., Class Common Shares	2,981,411
45,102	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund, Class Common Shares	510,104

	TOTAL CLOSED-END FUNDS (Cost - $77,998,841)	80,645,510

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CONVERTIBLE PREFERRED STOCKS - 0.9%
CONSUMER NON-CYCLICAL - 0.2%
Healthcare-Products - 0.2%
30,000	Becton Dickinson & Co., 6.125%(b)	$1,820,400

FINANCIAL - 0.7%
Banks - 0.4%
3,200	Huntington Bancshares Inc., 8.500%(h)	4,544,000

Investment Companies - 0.3%
15,000	Mandatory Exchangeable Trust, 5.750%(b)	2,996,250

	TOTAL FINANCIAL	7,540,250

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $8,091,983)	9,360,650

PREFERRED STOCKS - 0.4%
FINANCIAL - 0.4%
Banks - 0.3%
130,384	GMAC Capital Trust I, 7.201% (3-Month USD-LIBOR + 5.785%)(b)(g)	3,405,630

Investment Companies - 0.1%
17,824	MVC Capital Inc., 6.250%*	452,910

	TOTAL FINANCIAL	3,858,540

	TOTAL PREFERRED STOCKS (Cost - $3,872,747)	3,858,540

WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
52,399	Black Ridge Acquisition Corp. *	13,624
26,283	CM Seven Star Acquisition Corp. *	7,359
22,935	Constellation Alpha Capital Corp. *	4,587
10,522	Draper Oakwood Technology Acquisition Inc. *	5,366
32,148	Hennessy Capital Acquisition Corp. III*	23,950
26,357	I-AM Capital Acquisition Co. *	7,117
25,795	Industrea Acquisition Corp. *	10,318
15,005	Osprey Energy Acquisition Corp. *	11,554
30,094	Pensare Acquisition Corp. *	15,107

	Total SPACs	98,982

	TOTAL DIVERSIFIED	98,982

	TOTAL WARRANTS (Cost - $101,924)	98,982

RIGHTS - 0.0%
26,313	Atlantic Acquisition Corp.*	11,578
17,467	Black Ridge Acquisition Corp.*	4,891
52,566	CM Seven Star Acquisition Corp.*	13,142
22,935	Constellation Alpha Capital Corp.*	6,192
21,044	Draper Oakwood Technology Acquisition Inc.*	9,049
90,066	Gabelli Equity Trust Inc.*	7,791
214	Gabelli Global Small & Mid Capital Value Trust*	96

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
RIGHTS - 0.0% - (continued)
60,188	Pensare Acquisition Corp.*	$27,084

	TOTAL RIGHTS (Cost - $76,945)	79,823

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $797,858,960)	806,320,854

Face Amount
SHORT-TERM INVESTMENTS - 18.5%
TIME DEPOSITS - 18.5%
$ 8,759,078	ANZ National Bank - London, 0.600% due 12/1/17	8,759,078
41,443,798	BNP Paribas - Paris, 0.600% due 12/1/17	41,443,798
39,650,217	JPMorgan Chase & Co. - New York, 0.600% due 12/1/17	39,650,217
94,427,469	Standard Chartered Bank - London, 0.600% due 12/1/17	94,427,469
1,693,767	Wells Fargo - Grand Cayman, 0.600% due 12/1/17	1,693,767

	TOTAL TIME DEPOSITS (Cost - $185,974,329)	185,974,329

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
9,159,922	Federated Government Obligations Fund, Premier Class(l) (Cost - $9,159,922)	9,159,922

	TOTAL INVESTMENTS - 99.6% (Cost - $992,993,211#)	1,001,455,105

	Other Assets in Excess of Liabilities - 0.4%	4,059,630

	TOTAL NET ASSETS - 100.0%	$1,005,514,735

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(c)	Security is currently in default.
(d)	All or a portion of this security is on loan.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2017.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rating by Moody’s Investors Service. All ratings are unaudited.
(l)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Abbreviations used in this schedule:

GO	—	General Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SPACs	—	Special Purpose Acquisition Companies

See pages 111-113 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	26.1%
Open-End Funds	20.6
Common Stocks	13.3
Senior Loans	10.6
Closed-End Funds	8.1
Convertible Preferred Stocks	0.9
Municipal Bonds	0.5
Preferred Stocks	0.4
Warrants	0.0	*
Rights	0.0	*
Short-Term Investments	18.6
Money Market Fund	0.9

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedule of Options Contracts Written

Equity Option

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Strike Price	Value

1,375	15,591,125	NXP Semiconductors NV, Call	GSC	1/18/19	$110.00	$1,677,500

		(Premiums received - $786,042)

At November 30, 2017, Destinations Multi Strategy Alternatives Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Note March Futures	591	3/18	$68,904,397	$68,759,156	$145,241
U.S. Treasury 10-Year Note March Futures	175	3/18	21,778,844	21,708,203	70,641
U.S. Long Bond March Futures	76	3/18	11,564,623	11,530,625	33,998

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$249,880

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

At November 30, 2017, Destinations Multi Strategy Alternatives Fund had deposited cash of $758,325 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2017, Destinations Multi Strategy Alternatives Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized (Depreciation)
Contracts to Sell:
British Pound	4,750,000	GSC	$6,439,002	2/2/18	$(222,629)
Euro	4,000,000	GSC	4,780,760	2/2/18	(93,960)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(316,589)

At November 30, 2017, Destinations Multi Strategy Alternatives Fund held the following OTC Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/17 (2)	Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums Paid	Unrealized (Depreciation)

Supervalu Inc., B-	(5.000)%	12/20/22	3-Month	GSC	6.798%	$2,840	$175,701	$181,050	$(5,349)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

At November 30, 2017, Destinations Multi Strategy Alternatives Fund held the following OTC Total Return Swap Contracts:

OTC Total Return Swaps on Baskets

Currency	Notional Amounts	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
						GSCBDRC2
USD	788,543	8/25/18	GSC	1-Month	USD-LIBOR-BBA	Basket*	$—	$18,247
						GSCBDRS2
USD	799,207	8/25/18	GSC	1-Month	USD-LIBOR-BBA	Basket**	—	14,254

							$—	$32,501

*	GSCBDRC2 Basket consists of a portfolio of Chesapeake Energy Corp., California Resources Corp., Oasis Petroleum Inc. and Whiting Petroleum Corp.
**	GSCBDRS2 Basket consists of a portfolio of Anadarko Petroleum Corp., Devon Energy Corp., Diamondback Energy Inc., Helmerich Payne Inc. and Pioneer Natural Resources Co.

OTC Total Return Swaps

Currency	Reference Obligation	Notional Amounts	Maturity Date	Counterparty	Pay	Receive	Upfront Premiums Paid	Unrealized (Depreciation)
EGP	Arab Republic of Egypt	$72,000,000	6/5/18	GSC	USD 3,663,451	Total Return of Reference Obligation	$3,741,396	$(21,542)

Currency Abbreviations used in this schedule:

EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound

Counterparty Abbreviations used in this schedule:

GSC	—	Goldman Sachs & Co.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units	Security	Value
SECURITIES SOLD SHORT - 5.1%
CORPORATE BONDS & NOTES - 0.9%
Consumer Cyclical - 0.1%
$ 1,750,000	PetSmart Inc., Company Guaranteed Notes, 7.125% due 3/15/23(a)	$1,277,500

Consumer Non-cyclical - 0.8%
3,500,000	CHS/Community Health Systems Inc., Company Guaranteed Notes, 6.875% due 2/1/22	2,108,750
3,360,000	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	2,679,600
3,300,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.125% due 4/1/22	3,267,000

	Total Consumer Non-cyclical	8,055,350

Financial - 0.0%
435,000	Abe Investment Holdings Inc. / Getty Images Inc., Senior Unsecured Notes, 7.000% due 10/15/20(a)	261,000

	TOTAL CORPORATE BONDS & NOTES (Proceeds - $10,730,794)	9,593,850

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 2.6%
23,000	iShares iBoxx $ High Yield Corporate Bond, Class Single Shares	2,018,940
18,231	iShares Nasdaq Biotechnology, Class Common Shares	5,756,621
14,625	iShares PHLX Semiconductor, Class Common Shares	2,523,690
16,500	iShares Russell 2000, Class Common Shares	2,535,225
147,418	SPDR S&P Biotech, Class Common Shares	12,263,703

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds - $22,698,060)	25,098,179

COMMON STOCKS - 1.6%
COMMUNICATIONS - 0.4%
Internet - 0.3%
15,400	Alibaba Group Holding Ltd., ADR*	2,727,032

Telecommunications - 0.1%
64,400	Ciena Corp.*	1,400,700

	TOTAL COMMUNICATIONS	4,127,732

CONSUMER CYCLICAL - 0.0%
Retail - 0.0%
26,000	Tailored Brands Inc.	438,360

CONSUMER NON-CYCLICAL - 0.1%
Healthcare - Products - 0.1%
5,300	Becton Dickinson & Co.	1,209,513

ENERGY - 0.5%
Oil & Gas - 0.4%
74,542	EQT Corp.	4,442,703
22,500	Transocean Ltd.*	228,150

	Total Oil & Gas	4,670,853

Oil & Gas Services - 0.1%
133,000	Weatherford International PLC*	438,900

	TOTAL ENERGY	5,109,753

FINANCIAL - 0.2%
Equity Real Estate Investment Trusts (REIT) - 0.2%
124,208	Quality Care Properties Inc.*	1,824,616

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
TECHNOLOGY - 0.4%
Semiconductors - 0.4%
47,400	Microchip Technology Inc.	4,123,326

	TOTAL COMMON STOCKS (Proceeds - $15,852,144)	16,833,300

	TOTAL SECURITIES SOLD SHORT - 5.1% (Proceeds - $49,280,998)	51,525,329

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

Abbreviations used in this schedule:

ADR	—	American Depository Receipts
PLC	—	Public Limited Company

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

1. Organization

The Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”).

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedule of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end and closed-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Investments in exchange traded funds will be valued at the latest available NAVs, or if listed or traded on a regulated market, at the last quoted trade price, and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Corporate Bond & Note	$1,034,541	$—	$1,034,541	$—
Common Stocks:
Basic Materials	45,552,433	45,552,433	—	—
Communications	430,440,073	430,440,073	—	—
Consumer Cyclical	239,747,893	239,747,893	—	—
Consumer Non-cyclical	582,120,451	582,120,451	—	—
Diversified	321,771	321,771	—	—
Energy	165,780,802	165,780,802	—	—
Financial	474,600,452	474,600,452	—	—
Industrial	268,645,377	268,645,377	—	—
Technology	424,855,832	424,855,832	—	—
Utilities	53,320,860	53,320,860	—	—
Preferred Stock:
Technology	406,539	—	—	406,539
Short-Term Investments:
Time Deposits	81,532,599	—	81,532,599	—
Money Market Fund	25,001,064	25,001,064	—	—

Total Investments, at value	$2,793,360,687	$2,710,387,008	$82,567,140	$406,539

Other Financial Instruments — Assets
Futures Contract	$1,768,019	$1,768,019	$—	$—

Total Other Financial Instruments — Assets	$1,768,019	$1,768,019	$—	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$17,723,554	$17,723,554	$—	$—
Communications	23,341,772	23,341,772	—	—
Consumer Cyclical	35,318,190	35,318,190	—	—
Consumer Non-cyclical	96,396,520	96,396,520	—	—
Energy	31,980,183	31,980,183	—	—
Financial	116,918,947	116,918,947	—	—
Industrial	68,333,266	68,333,266	—	—
Technology	37,970,430	37,970,430	—	—
Utilities	27,970,782	27,970,782	—	—
Exchange Traded Funds (ETFs)	141,102,856	141,102,856	—	—
Short-Term Investments:
Time Deposits	21,844,931	—	21,844,931	—
Money Market Fund	25,682,784	25,682,784	—	—

Total Investments, at value	$644,584,215	$622,739,284	$21,844,931	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
China	$79,731,425	$30,022,040	$49,709,385	$—
Germany	73,504,596	—	73,504,596	—
India	70,454,124	—	70,454,124	—
Japan	165,047,666	—	165,047,666	—
United Kingdom	95,580,203	6,489,421	89,090,782	—
Other Countries*	497,550,318	103,175,605	394,374,713	—
Exchange Traded Funds (ETFs):
United States	316,932,999	316,932,999	—	—
Rights:
Egypt	1,149,241	—	1,149,241	—
Pakistan	140,584	—	140,584	—
Short-Term Investments:
Time Deposits	51,772,145	—	51,772,145	—
Money Market Fund	24,848,037	24,848,037	—	—

Total Investments, at value	$1,376,711,338	$481,468,102	$895,243,236	$—

Other Financial Instruments — Asset
Forward Foreign Currency Contracts	$340,109	$—	$340,109	$—

Total Other Financial Instruments — Assets	$340,109	$—	$340,109	$—

Other Financial Instruments — Liabilities
Forward Foreign Currency Contracts	$(69,557)	$—	$(69,557)	$—

Total Other Financial Instruments — Liabilities	$(69,557)	$—	$(69,557)	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$7,847,160	$7,847,160	$—	$—
Communications	48,850,320	48,850,320	—	—
Consumer Cyclical	12,648,355	12,648,355	—	—
Consumer Non-cyclical	77,874,987	77,874,987	—	—
Energy	43,856,369	43,856,369	—	—
Financial	31,948,550	31,948,550	—	—
Industrial	9,686,357	9,686,357	—	—
Technology	15,271,771	15,271,771	—	—
Utilities	40,325,999	40,325,999	—	—
Exchange Traded Fund (ETF)	67,177,011	67,177,011	—	—
Convertible Preferred Stocks:
Consumer Non-cyclical	693,451	693,451	—	—
Utilities	735,963	735,963	—	—
Equity Linked Note	668,894	—	668,894	—
Short-Term Investments:
Time Deposits	8,321,012	—	8,321,012	—
Money Market Fund	1,057,324	1,057,324	—	—

Total Investments, at value	$366,963,523	$357,973,617	$8,989,906	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks:
Canada	$49,776,891	$49,575,768	$201,123	$—
United States	80,205,924	80,205,924	—	—
Other Countries*	1,488,185	1,488,185	—	—
Exchange Traded Fund (ETF):
United States	55,764,788	55,764,788	—	—
Short-Term Investments:
Time Deposits	10,683,036	—	10,683,036	—
Money Market Fund	6,290,065	6,290,065	—	—

Total Investments, at value	$204,208,889	$193,324,730	$10,884,159	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$313,133,363	$—	$313,133,363	$—
Mortgage-Backed Securities	286,788,934	—	286,788,934	—
Corporate Bonds & Notes	268,638,317	—	268,638,317	—
Collateralized Mortgage Obligations	261,959,744	—	261,959,744	—
Asset-Backed Securities	183,849,908	—	183,849,908	—
Senior Loans	34,424,666	—	34,424,666	—
Sovereign Bonds	26,562,739	—	26,562,739	—
Municipal Bonds	3,430,020	—	3,430,020	—
Short-Term Investments:
Time Deposits	140,089,983	—	140,089,983	—
Money Market Fund	949,030	949,030	—	—

Total Investments, at value	$1,519,826,704	$949,030	$1,518,877,674	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$89,720,531	$—	$89,720,531	$—
Asset-Backed Securities	17,800,833	—	17,800,833	—
Collateralized Mortgage Obligations	10,190,918	—	10,190,918	—
Senior Loans	6,090,248	—	6,090,248	—
U.S. Government Obligations	3,805,064	—	3,805,064	—
Sovereign Bonds	1,825,516	—	1,825,516	—
Exchange Traded Fund (ETF)	27,381,220	27,381,220	—	—
Short-Term Investments:
Commercial Paper	12,102,718	—	12,102,718	—
Time Deposits	7,890,570	—	7,890,570	—
U.S. Government Obligation	729,875	—	729,875	—
Money Market Fund	1,992,045	1,992,045	—	—

Total Investments, at value	$179,529,538	$29,373,265	$150,156,273	$—

	Total Fair Value at November 30, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
United States	$195,527,781	**	$—	$195,527,781	**	$—
Other Countries*	179,906,182		—	179,906,182		—
Sovereign Bonds	45,908,634		—	45,908,634		—
Senior Loans	29,625,311		—	29,625,311		—
Preferred Stocks	11,016,601		11,016,601	—		—
Common Stock	246,712		246,712	—		—
Short-Term Investments:
Commercial Papers	50,605,121		—	50,605,121		—
Time Deposits	15,897,222		—	15,897,222		—
Money Market Fund	3,731,155		3,731,155	—		—

Total Investments, at value	$532,464,719	**	$14,994,468	$517,470,251	**	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$118,893,008	$—	$118,893,008	$—
Short-Term Investments:
Municipal Bonds	64,007,249	—	64,007,249	—
Time Deposits	23,072,011	—	23,072,011	—

Total Investments, at value	$205,972,268	$—	$205,972,268	$—

	Total Fair Value at November 30, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes	$261,864,587		$1,432,356	$260,432,231	$—
Senior Loans	106,264,316	**	—	106,264,316	—	**
Municipal Bonds	4,846,713		—	4,846,713	—
Open-End Funds	206,496,309		206,496,309	—	—
Common Stocks:
Basic Materials	5,757,328		5,757,328	—	—
Communications	10,269,301		10,269,301	—	—
Consumer Cyclical	3,860,157		3,860,157	—	—
Consumer Non-cyclical	34,212,997		34,212,997	—	—
Diversified	15,439,061		15,439,061	—	—
Energy	4,442,703	**	4,442,703	—	—	**
Financial	16,988,927		16,988,927	—	—
Industrial	21,560,478		21,560,478	—	—
Technology	20,274,472		20,274,472	—	—
Closed-End Funds	80,645,510		80,645,510	—	—
Convertible Preferred Stocks:
Consumer Non-cyclical	1,820,400		1,820,400	—	—
Financial	7,540,250		4,544,000	2,996,250	—
Preferred Stocks:
Financial	3,858,540		3,405,630	452,910	—
Warrants:
Diversified	98,982		98,982	—	—
Rights:	79,823		79,823	—	—
Short-Term Investments:
Time Deposits	185,974,329		—	185,974,329	—
Money Market Fund	9,159,922		9,159,922	—	—

Total Investments, at value	$1,001,455,105	**	$440,488,356	$560,966,749	$—	**

Other Financial Instruments — Assets
Futures Contracts	$249,880		$249,880	$—	$—
OTC Total Return Swaps on Baskets	32,501		—	32,501	—

Total Other Financial Instruments — Assets	$282,381		$249,880	$32,501	$—

	Total Fair Value at November 30, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities
Forward Foreign Currency Contracts	$(316,589)	$—	$(316,589)	$—
Option Contracts Written	(1,677,500)	(1,677,500)	—	—
OTC Credit Default Swaps	(5,349)	—	(5,349)	—
OTC Total Return Swap	(21,542)	—	(21,542)	—
Securities Sold Short:
Corporate Bonds & Notes	(9,593,850)	—	(9,593,850)	—
Exchange Traded Funds (ETFs)	(25,098,179)	(25,098,179)	—	—
Common Stocks	(16,833,300)	(16,833,300)	—	—

Total Other Financial Instruments — Liabilities	$(53,546,309)	$(43,608,979)	$(9,937,330)	$—

*	Other Countries represents Countries that are individually less than 5% of Net Assets.
**	Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the

Schedules of Investments.

During the period ended November 30, 2017 there were no transfers between levels.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period March 20, 2017 through November 30, 2017:

	Total		Common Stocks		Preferred Stocks	Senior Loans
Destinations Large Cap Equity Fund
Balance as of March 20, 2017*	$—		$—		$—	$—
Purchases	406,539		—		406,539	—
(Sales/Paydowns)	—		—		—	—
Total realized gain (loss)	—		—		—	—
Change in unrealized appreciation (depreciation)	—		—		—	—
Transfers In	—		—		—	—
Transfers Out	—		—		—	—

Balance as of November 30, 2017	$406,539		$—		$406,539	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2017	$—		$—		$—	$—

Destinations Multi Strategy Alternatives Fund
Balance as of March 20, 2017*	$—		$—		$—	$—
Purchases	—	**	—	**	—	—	**
(Sales/Paydowns)	—		—		—	—
Total realized gain (loss)	—		—		—	—
Change in unrealized appreciation (depreciation)	—		—		—	—
Transfers In	—		—		—	—
Transfers Out	—		—		—	—

Balance as of November 30, 2017	$—	**	$—	**	$—	$—	**

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2017	$—		$—		$—	$—

*	Inception date.
**	Includes securities that are fair valued at $0.

3. Investments

At November 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	2,510,502,784		348,145,739	(63,519,817)	284,625,922
Destinations Small-Mid Cap Equity Fund	590,485,173		65,870,124	(11,771,082)	54,099,042
Destinations International Equity Fund	1,225,346,249		180,629,746	(28,994,105)	151,635,641
Destinations Equity Income Fund	350,965,356		26,164,729	(10,166,562)	15,998,167
Destinations Real Assets Fund	208,510,685		9,173,866	(13,475,662)	(4,301,796)
Destinations Core Fixed Income Fund	1,520,251,794		7,124,051	(7,549,141)	(425,090)
Destinations Low Duration Fixed Income Fund	180,336,044		241,105	(1,047,611)	(806,506)
Destinations Global Fixed Income Opportunities Fund	534,600,495		3,858,156	(5,993,932)	(2,135,776)
Destinations Municipal Fixed Income Fund	207,015,506		112,469	(1,155,707)	(1,043,238)
Destinations Multi Strategy Alternatives Fund	996,915,657	*	23,559,852	(16,050,515)	7,509,337

*	Aggregate cost for federal income tax purposes includes premiums paid on OTC Credit Default Swaps and OTC Total Return Swaps.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Jason B. Moore
Jason B. Moore President
Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore President
Date:	January 26, 2018

By:	/s/ Philip Green, Jr.
Philip Green, Jr. Chief Financial Officer
Date:	January 26, 2018